United States
                       Securities and Exchange Commission
                             Washington, D.C. 20549

                                    Form N-Q
                   Quarterly Schedule of Portfolio Holdings of
                   Registered Management Investment Companies




                                    811-5950

                      (Investment Company Act File Number)


                         Money Market Obligations Trust
         ---------------------------------------------------------------

               (Exact Name of Registrant as Specified in Charter)



                            Federated Investors Funds
                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7000


                                 (412) 288-1900
                             (Registrant's Telephone
                                     Number)


                           John W. McGonigle, Esquire
                            Federated Investors Tower
                               1001 Liberty Avenue
                       Pittsburgh, Pennsylvania 15222-3779
                     (Name and Address of Agent for Service)
                (Notices should be sent to the Agent for Service)






                        Date of Fiscal Year End: 10/31/05
                                    --------


                 Date of Reporting Period: Quarter ended 7/31/05
                              ---------------------







Item 1.           Schedule of Investments


Alabama Municipal Cash Trust
Portfolio of Investments
July 31, 2005 (unaudited)

      Principal
        Amount                                                                                                   Value

                        SHORT-TERM MUNICIPALS--99.5%(1)
                        Alabama--99.5%
  $   10,900,000   (2)  ABN AMRO MuniTOPS Certificates Trust (Alabama Non-AMT)/(Series 2002-21),
                        2.88% TOBs (Birmingham, AL Waterworks & Sewer Board)/(MBIA Insurance Corp.
                        INS)/(ABN AMRO Bank NV, Amsterdam LIQ), Optional Tender 11/16/2005               $    10,900,000
      1,250,000         Alabama HFA MFH, (2000 Series A:Turtle Lake) Weekly VRDNs (Double Lake
                        Ventures LLC)/(FNMA LOC)                                                               1,250,000
      9,980,000         Alabama HFA MFH, (Series 2004B) Weekly VRDNs (Park at Rocky Ridge
                        Ltd.)/(Wachovia Bank N.A. LOC)                                                         9,980,000
      5,870,000         Alabama HFA MFH, (Series 2005D) Weekly VRDNs (Pointe Apartments,
                        Ltd.)/(Columbus Bank and Trust Co., GA LOC)                                            5,870,000
      2,900,000    (2)  Alabama HFA Single Family, (PT-658) Weekly VRDNs (GNMA COL)/(BNP Paribas
                        SA LIQ)                                                                                2,900,000
      4,600,000    (2)  Alabama HFA Single Family, Variable Rate Certificates (Series 1997J)
                        Weekly VRDNs (GNMA COL)/(Bank of America N.A. LIQ)                                     4,600,000
      4,420,000         Alabama Mental Health Finance Authority, (Series 2005), 4.00% Bonds (AMBAC
                        INS), 6/1/2006                                                                         4,465,023
       790,000          Alabama State Board of Education, (Series 2005), 3.00% Bonds (Jefferson
                        State Community College)/(AMBAC INS), 10/1/2005                                         791,043
      3,800,000         Alabama State IDA, Revenue Bonds Weekly VRDNs (Southern Bag Corp.
                        Ltd.)/(Bank of America N.A. LOC)                                                       3,800,000
      3,755,000    (2)  Alabama State Public School & College Authority, (PA-918R) Weekly VRDNs
                        (Merrill Lynch & Co., Inc. LIQ)                                                        3,755,000
      12,160,000   (2)  Alabama State Public School & College Authority, (PT-435) Weekly VRDNs
                        (Merrill Lynch & Co., Inc. LIQ)                                                       12,160,000
       675,000          Alabama State Public School & College Authority, (Series 1999-D), 5.25%
                        Bonds, 8/1/2005                                                                         675,000
      2,830,000         Alabama State Public School & College Authority, (Series 2005), 3.00%
                        Bonds (MBIA Insurance Corp. INS), 2/1/2006                                             2,838,748
      7,320,000    (2)  Alabama State Public School & College Authority, PUTTERs (Series 124)
                        Weekly VRDNs (FGIC INS)/(J.P. Morgan Chase & Co. LIQ)                                  7,320,000
      3,690,000         Alabama State, (Series 2005-A), 3.00% Bonds, 2/1/2006                                  3,703,144
       900,000          Arab, AL IDB, (Series 2000) Weekly VRDNs (HYCO Alabama LLC)/(Regions Bank,
                        Alabama LOC)                                                                            900,000
       825,000          Ashland, AL IDB, (Series 1996) Weekly VRDNs (Tru-Wood Cabinets)/(Regions
                        Bank, Alabama LOC)                                                                      825,000
      4,000,000         Atmore, AL IDB, (Series 2002A) Weekly VRDNs (Swift Lumber, Inc.)/(Bank of
                        New York LOC)                                                                          4,000,000
      2,880,000         Auburn, AL IDB, (Series 1999) Weekly VRDNs (Donaldson Co., Inc.)/(Bank of
                        America N.A. LOC)                                                                      2,880,000
      1,700,000         Bessemer, AL IDB, (Series 2002) Weekly VRDNs (Hardwick Company,
                        Inc.)/(Compass Bank, Birmingham LOC)                                                   1,700,000
      4,000,000         Birmingham, AL Downtown Redevelopment Authority, (Series 2002) Weekly
                        VRDNs (The UAB Educational Foundation)/(Regions Bank, Alabama LOC)                     4,000,000
      1,160,000         Birmingham, AL IDA, (Series 1996) Weekly VRDNs (American FireLog
                        Corp.)/(Comerica Bank LOC)                                                             1,160,000
      2,105,000         Birmingham, AL IDA, (Series 1997) Weekly VRDNs (J. J. & W, IV,
                        Ltd.)/(Svenska Handelsbanken, Stockholm LOC)                                           2,105,000
      3,205,000         Birmingham, AL IDA, (Series 2001) Weekly VRDNs (American FireLog
                        Corp.)/(Comerica Bank LOC)                                                             3,205,000
      1,885,500         Birmingham, AL IDA, IDRBs (Series 1999) Weekly VRDNs (Glasforms,
                        Inc.)/(Wells Fargo Bank, N.A. LOC)                                                     1,885,500
      8,000,000         Birmingham, AL Medical Clinic Board, (Series 1991) Weekly VRDNs
                        (University of Alabama Health System)/(SunTrust Bank LOC)                              8,000,000
      5,480,000         Birmingham, AL Medical Clinic Board, (Series 2004) Weekly VRDNs (St.
                        Martin's In The Pines)/(Regions Bank, Alabama LOC)                                     5,480,000
      5,935,000         Boaz, AL IDB, (Series 1994) Weekly VRDNs (Parker-Hannifin Corp.)/(Key
                        Bank, N.A. LOC)                                                                        5,935,000
      1,890,000         Cullman, AL IDB, IDRB Weekly VRDNs (National Bedding Co.)/(Bank of America
                        N.A. LOC)                                                                              1,890,000
      4,110,000         Daphne, AL Special Care Facilities Financing Authority, (Series 1998-A)
                        Weekly VRDNs (Presbyterian Retirement Corp.)/(AMBAC INS)/(Amsouth Bank
                        N.A., Birmingham, AL LIQ)                                                              4,110,000
      3,000,000         Decatur, AL IDB, Revenue Refunding Bonds (Series 1993) Weekly VRDNs
                        (Honeywell International, Inc.)                                                        3,000,000
       480,000          Enterprise, AL IDA, (Series 1997) Weekly VRDNs (Coffee Gin Co.)/(Regions
                        Bank, Alabama LOC)                                                                      480,000
       445,000          Fort Payne, AL IDB Weekly VRDNs (Ovalstrapping, Inc.)/(U.S. Bank, NA LOC)               445,000
      5,750,000         Gadsden, AL IDB, (Series 2000) Weekly VRDNs (Super Steel South
                        LLC)/(Standard Federal Bank, N.A. LOC)                                                 5,750,000
       690,000          Gadsden, AL, (Series 2005), 4.00% Bonds (AMBAC INS), 3/1/2006                           694,715
      5,667,000         Geneva County, AL Health Care Authority, Inc., (Series 2001) Weekly VRDNs
                        (Wachovia Bank N.A. LOC)                                                               5,667,000
      1,500,000         Huntsville, AL Health Care Authority, (Series 1994-A), 5.00% Bonds (MBIA
                        Insurance Corp. INS), 6/1/2006                                                         1,526,048
       700,000          Huntsville, AL Health Care Authority, (Series 1994-B), 3.00% Bonds (MBIA
                        Insurance Corp. INS), 6/1/2006                                                          700,740
      1,625,000         Huntsville, AL IDB Weekly VRDNs (Giles & Kendall, Inc.)/(Wachovia Bank
                        N.A. LOC) 1,625,000
      4,360,000         Huntsville, AL Public Park & Recreation Board, (Series 2002) Weekly VRDNs
                        (YMCA of Metropolitan Huntsville)/(Wachovia Bank N.A. LOC)                             4,360,000
      5,755,000    (2)  Huntsville, AL Solid Waste Disposal Authority, (PT-840), 3.00% TOBs (MBIA
                        Insurance Corp. INS)/(Merrill Lynch & Co., Inc. LIQ), Optional Tender
                        7/20/2006                                                                              5,755,000
      3,120,000         Huntsville, AL, (Series 1998-B), 4.00% Bonds, 11/1/2005                                3,135,070
      1,610,000         Huntsville, AL, Warrants (Series 2005-B), 5.00% Bonds (FSA INS), 2/1/2006              1,631,540
      1,000,000         Jacksonville, AL IDB, (Series 1994) Weekly VRDNs (Parker-Hannifin
                        Corp.)/(Key Bank, N.A. LOC)                                                            1,000,000
      4,500,000         Jefferson County, AL Sewer System, (Series 2003 B-2 Warrants) Weekly VRDNs
                        (XL Capital Assurance Inc. INS)/(Societe Generale, Paris LIQ)                          4,500,000
      4,400,000         Jefferson County, AL Sewer System, (Series 2003 B-6 Warrants) Weekly VRDNs
                        (XL Capital Assurance Inc. INS)/(State Street Bank and Trust Co. LIQ)                  4,400,000
      5,500,000         Jefferson County, AL Sewer System, (Series 2003 B-7 Warrants) Weekly VRDNs
                        (XL Capital Assurance Inc. INS)/(Lloyds TSB Bank PLC, London LIQ)                      5,500,000
      8,620,000    (2)  Jefferson County, AL Sewer System, Floater Certificates (Series 2000-352)
                        Weekly VRDNs (FGIC INS)/(Morgan Stanley LIQ)                                           8,620,000
      7,000,000         Jefferson County, AL Sewer System, Warrants (Series 2002 C-3) Weekly VRDNs
                        (XL Capital Assurance Inc. INS)/(Bank of America N.A. LIQ)                             7,000,000
      2,325,000         Legends Park Improvement District, AL, (Series 2002-A) Weekly VRDNs
                        (Columbus Bank and Trust Co., GA LOC)                                                  2,325,000
      10,000,000        Lincoln, AL IDA, Solid Waste Disposal Revenue Bonds (Series 2000) Weekly
                        VRDNs (Honda Manufacturing of Alabama LLC)/(Bank of America N.A. LOC)                 10,000,000
       700,000          Lowndes County, AL IDB, (Series 1996) Weekly VRDNs (Warren Oil
                        Co.)/(Wachovia Bank N.A. LOC)                                                           700,000
       375,000          Madison, AL, (Series 2005), 5.45% Bonds (FSA INS), 4/1/2006                             381,364
      2,140,000         Magnolia Ridge Improvement District, AL, (Series 2002) Weekly VRDNs
                        (Wachovia Bank N.A. LOC)                                                               2,140,000
      7,615,000    (2)  Mobile, AL, Class A Certificates (Series 2002-197) Weekly VRDNs (AMBAC
                        INS)/(Bear Stearns Cos., Inc. LIQ)                                                     7,615,000
      7,800,000         Montgomery, AL ALAHA Special Care Facilities Financing Authority, (Series
                        2003-A) Weekly VRDNs (Gulf Health Hospitals, Inc.)/(Regions Bank, Alabama
                        LOC)                                                                                   7,800,000
      1,165,000         Montgomery, AL IDB, (Series 1990-A) Weekly VRDNs (Industrial
                        Partners)/(SunTrust Bank LOC)                                                          1,165,000
      3,700,000         Montgomery, AL IDB, (Series 2001) Weekly VRDNs (Hager Hinge)/(U.S. Bank,
                        NA LOC)                                                                                3,700,000
      2,305,000         Montgomery, AL IDB, (Series 2002) Weekly VRDNs (Norment Security Group,
                        Inc.)/(PNC Bank, N.A. LOC)                                                             2,305,000
      6,000,000         Montgomery, AL IDB, IDRBs (Series 1996) Weekly VRDNs (CSC Fabrication,
                        Inc.)/(JPMorgan Chase Bank, N.A. LOC)                                                  6,000,000
      3,200,000         Montgomery, AL IDB, IDRBs (Series 1996A) Weekly VRDNs (Jobs Co.
                        LLC)/(Columbus Bank and Trust Co., GA LOC)                                             3,200,000
      1,125,000         Montgomery, AL Waterworks & Sanitary Sewer Board, (Series 2005), 3.00%
                        Bonds (FSA INS), 3/1/2006                                                              1,127,230
       515,000          Montgomery-Engelside, AL Medical Clinic Board, (Series 1999-A) Weekly
                        VRDNs (Montgomery Surgical Center Ltd.)/(SunTrust Bank LOC)                             515,000
       565,000          Orange Beach, AL, General Obligation Warrants (Series 2005), 3.50% Bonds
                        (AMBAC INS), 2/1/2006                                                                   567,626
      3,255,000         Perry County, AL IDB, Revenue Bonds (Series 1998) Weekly VRDNs (Alabama
                        Catfish Feedmill LLC)/(Regions Bank, Alabama LOC)                                      3,255,000
      1,630,000         Phenix City, AL, (Series 1998) Weekly VRDNs (Kudzu LLC)/(SunTrust Bank LOC)            1,630,000
       405,000          Piedmont, AL IDB Weekly VRDNs (Industrial Partners)/(Wachovia Bank N.A.
                        LOC)                                                                                    405,000
      1,645,000         Shelby County, AL EDA Weekly VRDNs (Saginaw Pipe of Illinois,
                        Inc.)/(Regions Bank, Alabama LOC)                                                      1,645,000
      2,130,000         St. Clair County, AL IDB, (Series 1993) Weekly VRDNs (Ebsco Industries,
                        Inc.)/(National Australia Bank Ltd., Melbourne LOC)                                    2,130,000
      1,690,000         Tallassee, AL IDB, (Series 1998) Weekly VRDNs (Milstead Farm Group,
                        Inc.)/(Regions Bank, Alabama LOC)                                                      1,690,000
      3,602,000         Tuscaloosa County, AL Automotive Corridor IDA, (Series 2002) Weekly VRDNs
                        (MBIA Insurance Corp. INS)/(Wachovia Bank N.A. LIQ)                                    3,602,000
       530,000          University of Alabama Board of Trustees, Student Housing Revenue Bonds
                        (Series 2004-B), 3.00% Bonds (University of Alabama in Huntsville)/(AMBAC
                        INS), 9/1/2005                                                                          530,599
      1,280,000         Vincent, AL IDB Weekly VRDNs (Headquarters Partnership Project)/(National
                        Australia Bank Ltd., Melbourne LOC)                                                    1,280,000
       910,000          Vincent, AL IDB, (Series 1993) Weekly VRDNs (Ebsco Industries,
                        Inc.)/(National Australia Bank Ltd., Melbourne LOC)                                     910,000
                             TOTAL MUNICIPAL INVESTMENTS--99.5%
                        ===========================================================================
                             (AT AMORTIZED COST) (3)                                                          255,492,390
                             OTHER ASSETS AND LIABILITIES -NET -0.5%                                           1,385,112
                             TOTAL NET ASSETS--100%                                                       $    256,877,502

====================================================================================================================================

           Securities that are subject to the federal alternative minimum tax
           (AMT) represent 38.2% of the portfolio as calculated based upon total portfolio market value.
        1 The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's,
           MIG-1 or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by
           Fitch Ratings, are all considered rated in one of the two highest short-term rating categories.
           Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First
           Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.
           At July 31, 2005, the portfolio securities were rated as follows:
           Tier Rating Percentages Based on Total Market Value

           First Tier   Second Tier
           ------------ ------------
           ------------
             100.0%        0.0%
           ------------ ------------

        2 Denotes a restricted security, including securities purchased under Rule 144A of the Securities Act of 1933. These securities, all of which have been deemed liquid by criteria approved by the Fund's
           Board of Trustees, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors.
           At July 31, 2005, these securities amounted to $63,625,000 which represents 24.8% of total net assets.
        3  Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at July 31, 2005.

Investment Valuation
The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended.

The following acronyms are used throughout this portfolio:

AMBAC             --American Municipal Bond Assurance Corporation
AMT               --Alternative Minimum Tax
COL               --Collateralized
EDA               --Economic Development Authority
FGIC              --Financial Guaranty Insurance Company
FNMA              --Federal National Mortgage Association
FSA               --Financial Security Assurance
GNMA              --Government National Mortgage Association
HFA               --Housing Finance Authority
IDA               --Industrial Development Authority
IDB               --Industrial Development Bond
IDRB(s)           --Industrial Development Revenue Bond(s)
INS               --Insured
LIQ               --Liquidity Agreement
LOC               --Letter of Credit
MFH               --Multi-Family Housing
PUTTERs           --Puttable Tax-Exempt Receipts
TOPS              --Trust Obligation Participating Securities
TOBs              --Tender Option Bonds
VRDNs             --Variable Rate Demand Notes



ARIZONA MUNICIPAL CASH TRUST
PORTFOLIO OF INVESTMENTS
July 31, 2005 (unaudited)

       Principal
        Amount                                                                                                   Value

                         SHORT-TERM MUNICIPALS--99.1%(1)
                         Arizona--95.6%
 $     2,900,000         Apache County, AZ, IDA (Series 1983B), Weekly VRDNs (Tucson Electric
                         Power Co.)/(Bank of New York LOC)                                               $     2,900,000
       3,000,000         Arizona Health Facilities Authority (Series 2002), Weekly VRDNs (Royal
                         Oaks Life Care Community)/(Lasalle Bank, N.A. LOC)                                    3,000,000
       2,000,000         Arizona Health Facilities Authority (Series 2005A), Weekly VRDNs (Banner
                         Health)/(MBIA Insurance Corp. INS)/(Citibank N.A., New York LIQ)                      2,000,000
       1,000,000         Arizona Health Facilities Authority, Pooled Loan Program Revenue Bonds
                         (Series 1985B), Weekly VRDNs (FGIC INS)/(J.P. Morgan Chase & Co. LIQ)                 1,000,000
        750,000          Arizona State Transportation Board, 5.25% GANs (MBIA Insurance Corp.
                         INS), 1/1/2006                                                                         758,745
       2,200,000         Casa Grande, AZ, IDA (Series 2002A), Weekly VRDNs (Price Companies,
                         Inc.)/(Bank of America N.A. LOC)                                                      2,200,000
       1,654,000         Chandler, AZ, IDA (Series 1999A), Weekly VRDNs (South Bay Circuits,
                         Inc.)/(Comerica Bank - California LOC)                                                1,654,000
       7,221,000         Flagstaff, AZ (Series 1999), Weekly VRDNs (Joy Cone Co.)/(Citizens Bank
                         of Pennsylvania LOC)                                                                  7,221,000
       3,080,000         Glendale, AZ, IDA, Weekly VRDNs (Friendship Retirement Corp.)/(Wells
                         Fargo Bank Minnesota N.A. LOC)                                                        3,080,000
        700,000          Glendale, AZ, IDA (Series 1999), Weekly VRDNs (Friendship Retirement
                         Corp.)/(Wells Fargo Bank Minnesota N.A. LOC)                                           700,000
        930,000          Glendale, AZ, 3.50% Bonds, 7/1/2006                                                    936,837
       3,740,000         Maricopa County, AZ, IDA (Series 1984), Weekly VRDNs (Gannett Co., Inc.)              3,740,000
       5,610,000         Maricopa County, AZ, IDA (Series 1999), Weekly VRDNs (Redman Homes,
                         Inc.)/(Wachovia Bank N.A. LOC)                                                        5,610,000
       2,000,000         Maricopa County, AZ, IDA (Series 2000A),  Weekly VRDNs (Las Gardenias
                         Apartments LP)/(FNMA LOC)                                                             2,000,000
       3,000,000         Maricopa County, AZ, IDA, MFH Revenue Bonds (Series 2002), Weekly VRDNs
                         (San Remo Apartments LP)/(FNMA LOC)                                                   3,000,000
       1,765,000    (2)  Maricopa County, AZ, IDA, MT-048 Weekly VRDNs (Waste Management,
                         Inc.)/(Lloyds TSB Bank PLC, London LIQ)/(Lloyds TSB Bank PLC, London LOC)             1,765,000
       1,470,000         Mohave County, AZ, IDA (Series 2004A), 5.00% Bonds (Mohave Prison
                         LLC)/(XL Capital Assurance Inc. INS), 4/1/2006                                        1,493,930
        500,000     (2)  Phoenix, AZ, IDA, SFM, PT-1082 Weekly VRDNs (GNMA COL)/(Merrill Lynch &
                         Co., Inc. LIQ)                                                                         500,000
       1,090,000         Phoenix, AZ, IDA (Series 1998), Weekly VRDNs (Standard Printing Co.,
                         Inc.)/(JPMorgan Chase Bank, N.A. LOC)                                                 1,090,000
       4,300,000         Phoenix, AZ, IDA (Series 2000),  Weekly VRDNs (Copper Palms
                         Apartments)/(FHLMC LOC)                                                               4,300,000
       2,420,000         Phoenix, AZ, IDA (Series 2000), Weekly VRDNs (MechoShade West,
                         Inc.)/(JPMorgan Chase Bank, N.A. LOC)                                                 2,420,000
       3,270,000         Phoenix, AZ, IDA (Series 2002), Weekly VRDNs (Jewell McFarland Lewis
                         Fresh Start Women's Resource Center)/(Bank of America N.A. LOC)                       3,270,000
       2,050,000         Pima County, AZ, IDA Weekly VRDNs (Tucson Electric Power Co.)/(Bank of
                         New York LOC)                                                                         2,050,000
       2,205,000         Pima County, AZ, IDA (Series 2002A), Weekly VRDNs (La Posada at Park
                         Centre, Inc.)/
                         -------------------------------------------------------------------------
                         (Lasalle Bank, N.A. LOC)                                                              2,205,000
        860,000     (2)  Pima County, AZ, IDA, FR/RI-L21 (Series 2000), Weekly VRDNs (Tucson
                         Electric Power Co.)/(FSA INS)/(Lehman Brothers, Inc. LIQ)                              860,000
       2,100,000         Pinal County, AZ, IDA (Series 2002), Weekly VRDNs (D.A. Holdings
                         LLC)/(Wells Fargo Bank Minnesota NA LOC)                                              2,100,000
       6,750,000         Pinal County, AZ, IDA (Series 2002), Weekly VRDNs (Milky Way Dairy
                         LLC)/(Rabobank Nederland, Utrecht LOC)                                                6,750,000
       1,845,000         Sierra Vista, AZ, IDA (Series 2001A), Weekly VRDNs (Mountain Steppes
                         Properties LLC)/
                         -------------------------------------------------------------------------
                         (FNMA LOC)                                                                            1,845,000
       1,850,000         Tempe, AZ, IDA (Series 2002C), Weekly VRDNs (Friendship Village of
                         Tempe)/(Lasalle Bank, N.A. LOC)                                                       1,850,000
       1,000,000         Tucson, AZ, IDA (Series 1989), Weekly VRDNs (Lincoln Garden Tucson
                         LP)/(FHLMC LOC)                                                                       1,000,000
        200,000          Tucson, AZ, IDA, MFH Revenue Bonds (Series 2002A), Weekly VRDNs (Quality
                         Apartment Living LLC)/(FNMA LOC)                                                       200,000
       3,750,000         Yavapai, AZ, IDA (Series 1997B), Weekly VRDNs (Yavapai Regional Medical
                         Center)/(FSA INS)/(Dexia Credit Local LIQ)                                            3,750,000
                               TOTAL                                                                          77,249,512
                         Puerto Rico--3.5%
       2,845,000    (2)  Puerto Rico Public Finance Corp., PUTTERs (Series 272), Weekly VRDNs
                         (JPMorgan Chase Bank, N.A. LIQ)/(JPMorgan Chase Bank, N.A. LOC)                       2,845,000
                               TOTAL MUNICIPAL INVESTMENTS --- 99.1%
                                   (AT AMORTIZED COST)(3)                                                     80,094,512
                               OTHER ASSETS AND LIABILITIES --- NET --- 0.9%                                    709,783
                               TOTAL NET ASSETS --- 100%                                                 $    80,804,295

====================================================================================================================================


           Securities that are subject to the federal alternative minimum tax
           (AMT) represent 46.4% of the portfolio as calculated based upon total portfolio market value.

        1 The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's,
           MIG-1 or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by
           Fitch Ratings, are all considered rated in one of the two highest short-term rating categories.

           Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First
           Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.

           At July 31, 2005, the portfolio securities were rated as follows:

           Tier Rating Percentage Based on Total Market Value
           First Tier          Second Tier
           ------------------- ----------------
           ------------------- ----------------
           100.0%              0.0%
           ------------------- ----------------

        2 Denotes a restricted security, including securities purchased under Rule 144A of the Securities Act of 1933. These securities, all of which have been deemed liquid by criteria approved by the fund's
           Board of Trustees, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors.
           At July 31, 2005, these securities amounted to $5,970,000 which represents 7.4% of total net assets.

        3  Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at July 31, 2005.

    Investment Valuation
    The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended.


    The following acronyms are used throughout this portfolio:

   COL           --Collateralized
   FGIC          --Financial Guaranty Insurance Company
   FHLMC         --Federal Home Loan Mortgage Corporation
   FNMA          --Federal National Mortgage Association
   FSA           --Financial Security Assurance
   GANs          --Grant Anticipation Notes
   GNMA          --Government National Mortgage Association
   IDA           --Industrial Development Authority
   INS           --Insured
   LIQ           --Liquidity Agreement
   LOC           --Letter of Credit
   MFH           --Multi-Family Housing
   PUTTERs       --Puttable Tax-Exempt Receipts
   SFM           --Single Family Mortgage
   VRDNs         --Variable Rate Demand Notes





CALIFORNIA MUNICIPAL CASH TRUST
PORTFOLIO OF INVESTMENTS
July 31, 2005 (unaudited)

     Principal
       Amount                                                                                                   Value

                        SHORT-TERM MUNICIPALS -- 99.7%(1)
                        California--94.6%
 $    9,480,000         ABAG Finance Authority for Non-Profit Corporations, (Series 1998) Weekly
                        VRDNs (The Harker School Foundation)/(U.S. Bank, NA LOC)                      $       9,480,000
      8,645,000         ABAG Finance Authority for Non-Profit Corporations, (Series 2000) Weekly
                        VRDNs (Episcopal Homes Foundation)/(Wells Fargo Bank, N.A. LOC)                       8,645,000
      2,000,000         ABAG Finance Authority for Non-Profit Corporations, (Series 2002A)
                        Weekly VRDNs (Hamlin School)/(BNP Paribas SA LOC)                                     2,000,000
      6,900,000         ABAG Finance Authority for Non-Profit Corporations, (Series 2003) Weekly
                        VRDNs (Valley Christian Schools)/(Bank of America N.A. LOC)                           6,900,000
     10,535,000         ABAG Finance Authority for Non-Profit Corporations, (Series 2004) Weekly
                        VRDNs (On Lok: Senior Health Services/Community Housing, Inc.)/(Bank of
                        America N.A. LOC)                                                                    10,535,000
     11,500,000         ABAG Finance Authority for Non-Profit Corporations, (Series 2005) Weekly
                        VRDNs (Air Force Village West, Inc.)/(KBC Bank N.V. LOC)                             11,500,000
      3,500,000         ABAG Finance Authority for Non-Profit Corporations, Series 1999 Weekly
                        VRDNs (Marin Academy)/(Allied Irish Banks PLC LOC)                                    3,500,000
     20,555,000    (2)   ABN AMRO MuniTOPS Certificates Trust (California Non-AMT)/(Series
                        1998-10) Weekly VRDNs (San Diego, CA Water Utility
                        Fund)/(FGIC INS)/(ABN
                        AMRO Bank NV, Amsterdam LIQ)                                                         20,555,000
      6,500,000    (2)   ABN AMRO MuniTOPS Certificates Trust (California Non-AMT)/(Series
                        1998-17) Weekly VRDNs (Sacramento County, CA Airport
                         System)/(FGIC
                        INS)/(ABN AMRO Bank NV, Amsterdam LIQ)                                                6,500,000
     12,000,000    (2)   ABN AMRO MuniTOPS Certificates Trust (California Non-AMT)/(Series
                        1998-25) Weekly VRDNs (Los Angeles, CA Wastewater System)/(FGIC
                        INS)/(ABN AMRO Bank NV, Amsterdam LIQ)                                               12,000,000
     14,000,000    (2)   ABN AMRO MuniTOPS Certificates Trust (California Non-AMT)/(Series
                        1999-7) Weekly VRDNs (Los Angeles, CA Unified School
                         District)/(MBIA
                        Insurance Corp. INS)/(ABN AMRO Bank NV, Amsterdam LIQ)                               14,000,000
     19,856,000    (2)   ABN AMRO MuniTOPS Certificates Trust (California Non-AMT)/(Series
                        1999-8), 2.85% TOBs (Contra Costa, CA Water District)/(FGIC INS)/(ABN
                        AMRO Bank NV, Amsterdam LIQ), Optional Tender 5/31/2006                              19,856,000
     19,330,000    (2)   ABN AMRO MuniTOPS Certificates Trust (California Non-AMT)/(Series
                        2002-11) Weekly VRDNs (North Orange County, CA Community College
                        District)/(MBIA Insurance Corp. INS)/(ABN AMRO Bank NV, Amsterdam LIQ)               19,330,000
     15,745,000    (2)   California Educational Facilities Authority, Floater Certificates
                        (Series 2000-487), 1.89% TOBs (Stanford University)/(Morgan Stanley
                        LIQ), Optional Tender 10/20/2005                                                     15,745,000
       865,000     (2)   California HFA, Variable Rate Certificates (Series 1998E) Weekly VRDNs
                        (Bank of America N.A. LIQ)                                                             865,000
     11,285,000         California Health Facilities Financing Authority, (Series 1998) Weekly
                        VRDNs (Southern California Presbyterian Homes)/(MBIA Insurance Corp.
                        INS)/(Bank of America N.A. LIQ)                                                      11,285,000
      8,500,000    (2)   California Health Facilities Financing Authority, (Series 2004
                        FR/RI-F8J) Weekly VRDNs (Catholic Healthcare West)/(Lehman Brothers
                        Holdings, Inc. SWP)                                                                   8,500,000
     11,835,000         California Health Facilities Financing Authority, (Series 2004) Weekly
                        VRDNs (Northern California Presbyterian Homes, Inc.)/(Allied Irish Banks
                        PLC LOC)                                                                             11,835,000
     53,200,000         California Health Facilities Financing Authority, (Series 2004J) Weekly
                        VRDNs (Catholic Healthcare West)/(JPMorgan Chase Bank, N.A. LOC)                     53,200,000
     10,000,000         California Health Facilities Financing Authority, (Series 2004K) Weekly
                        VRDNs (Catholic Healthcare West)/(JPMorgan Chase Bank, N.A. LOC)                     10,000,000
     11,500,000         California Infrastructure & Economic Development Bank, (Series 2002:
                        Academy of Motion Picture Arts and Sciences) Weekly VRDNs (The Vine
                        Street Archive Foundation)/(AMBAC INS)/(JPMorgan Chase Bank, N.A. LIQ)               11,500,000
      8,000,000         California Infrastructure & Economic Development Bank, (Series 2003A)
                        Weekly VRDNs (SRI International)/(Wells Fargo Bank, N.A. LOC)                         8,000,000
     14,000,000         California Infrastructure & Economic Development Bank, (Series 2004A)
                        Weekly VRDNs (California Independent System Operator Corp.)/(AMBAC
                        INS)/(Bank of America N.A. and JPMorgan Chase Bank, N.A. LIQs)                       14,000,000
     18,150,000         California Infrastructure & Economic Development Bank, (Series 2005)
                        Daily VRDNs (Asian Art Museum Foundation of San Francisco)/(MBIA
                        Insurance Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ)                                 18,150,000
      2,000,000         California PCFA, (1996 Series E) Daily VRDNs (Pacific Gas & Electric
                        Co.)/(JPMorgan Chase Bank, N.A. LOC)                                                  2,000,000
      2,700,000         California PCFA, (1996 Series F) Daily VRDNs (Pacific Gas & Electric
                        Co.)/(JPMorgan Chase Bank, N.A. LOC)                                                  2,700,000
     25,000,000         California School Cash Reserve Program Authority, (Series 2005 A), 4.00%
                        TRANs (AMBAC INS), 7/6/2006                                                          25,316,709
     17,325,000    (2)   California State Department of Transportation, PUTTERs (Series 463)
                        Weekly VRDNs (FGIC INS)/(PNC Bank, N.A. LIQ)                                         17,325,000
      3,300,000    (2)   California State Department of Water Resources Power Supply Program,
                        (PT-748) Weekly VRDNs (Merrill Lynch & Co., Inc.
                         LIQ)/(Merrill Lynch &
                        Co., Inc. LOC)                                                                        3,300,000
     39,360,000         California State Department of Water Resources Power Supply Program,
                        (Series 2002 C-2) Weekly VRDNs (AMBAC INS)/(WestLB AG GTD LIQ)                       39,360,000
     38,250,000         California State Department of Water Resources Power Supply Program,
                        (Series 2002 C-4) Weekly VRDNs (CALSTRS (California State Teachers'
                        Retirement System) and JPMorgan Chase Bank, N.A. LOCs)                               38,250,000
     18,200,000         California State Department of Water Resources Power Supply Program,
                        (Series 2002 C-6) Weekly VRDNs (AMBAC INS)/(Landesbank
                        Baden-Wuerttemberg GTD LIQ)                                                          18,200,000
     14,450,000         California State Department of Water Resources Power Supply Program,
                        (Series 2002 C-7) Weekly VRDNs (FSA INS)/(Dexia Credit Local LIQ)                    14,450,000
     64,315,000         California State Department of Water Resources Power Supply Program,
                        (Series 2002 C-9) Weekly VRDNs (Citibank NA, New York LOC)                           64,315,000
     41,150,000    (2)   California State Department of Water Resources Power Supply Program,
                        (Series 2003 FR/RI-L11) Weekly VRDNs (MBIA Insurance Corp. INS)/(Lehman
                        Brothers Holdings, Inc. LIQ)                                                         41,150,000
      7,700,000    (2)   California State Public Works Board, Variable Rate Certificates (Series
                        2000B) Weekly VRDNs (Regents of University of
                        California)/(MBIA
                        Insurance Corp. INS)/(Bank of America N.A. LIQ)                                       7,700,000
      5,000,000    (2)   California State, (PA -1164) Weekly VRDNs (Merrill Lynch & Co., Inc.
                        LIQ)/(Merrill Lynch & Co., Inc. LOC)                                                  5,000,000
     65,900,000         California State, (Series 2003 B-1) Weekly VRDNs (BNP Paribas SA, Bank
                        of New York and CALSTRS (California State Teachers' Retirement System)
                        LOCs)                                                                                65,900,000
      5,600,000         California State, (Series 2003C-4) Weekly VRDNs (Bank of America N.A.,
                        Bank of Nova Scotia, Toronto and Landesbank Hessen-Thueringen GTD LOCs)               5,600,000
      6,500,000         California State, (Series 2004 A-8) Weekly VRDNs (CALSTRS (California
                        State Teachers' Retirement System) and Citibank NA, New York LOCs)                    6,500,000
     12,700,000         California State, (Series 2004 B-6) Weekly VRDNs (Citibank NA, New York,
                        National Australia Bank Ltd., Melbourne and State Street Bank and Trust
                        Co. LOCs)                                                                            12,700,000
     62,000,000    (2)   California State, (Series 2004 FR/RI-L27) Weekly VRDNs (California
                        State Fiscal Recovery Fund)/(Lehman Brothers Holdings, Inc. LIQ)                     62,000,000
      9,000,000         California State, 4.00% Bonds (XL Capital Assurance Inc. INS), 11/1/2005              9,037,640
      5,875,000         California State, 5.00% Bonds, 3/1/2006                                               5,962,117
     12,775,000         California State, Economic Recovery Bonds (Series 2004C-13) Weekly VRDNs
                        (California State Fiscal Recovery Fund)/(XL Capital Assurance Inc.
                        INS)/(DePfa Bank PLC LIQ)                                                            12,775,000
     31,500,000         California State, Economic Recovery Bonds (Series 2004C-15) Weekly VRDNs
                        (California State Fiscal Recovery Fund)/(FSA INS)/(Dexia Credit Local
                        LIQ)                                                                                 31,500,000
     119,000,000        California State, Economic Recovery Bonds (Series 2004C-20) Weekly VRDNs
                        (California State Fiscal Recovery Fund)/(XL Capital Assurance Inc.
                        INS)/(Dexia Credit Local LIQ)                                                        119,000,000
     17,350,000         California State, Economic Recovery Bonds (Series 2004C-21) Weekly VRDNs
                        (California State Fiscal Recovery Fund)/(XL Capital Assurance Inc.
                        INS)/(Dexia Credit Local LIQ)                                                        17,350,000
      9,050,000    (2)   California State, MERLOTS (Series 2002-A17) Weekly VRDNs (AMBAC
                        INS)/(Wachovia Bank N.A. LIQ)                                                         9,050,000
      9,730,000    (2)   California State, Macon Trust (Series 2004C) Weekly VRDNs (AMBAC
                        INS)/(Bank of America N.A. LIQ)                                                       9,730,000
     19,995,000    (2)   California State, Municipal Trust Certificates (Series 2004-212) Weekly
                        VRDNs (California State Fiscal Recovery Fund)/(FGIC, MBIA Insurance
                        Corp. INS) and Bear Stearns Cos., Inc. LIQs)                                         19,995,000
     26,880,000    (2)   California State, PUTTERs (Series 464) Weekly VRDNs (California State
                        Fiscal Recovery Fund)/(PNC Bank, N.A. LIQ)                                           26,880,000
     10,625,000    (2)   California State, Roaring Fork (Series 2001-1) Weekly VRDNs (MBIA
                        Insurance Corp. INS)/(Bank of New York LIQ)                                          10,625,000
     10,840,000    (2)   California State, Trust Receipts (Series 1997 SG 90) Weekly VRDNs (MBIA
                        Insurance Corp. INS)/(Societe Generale, Paris LIQ)                                   10,840,000
      3,945,000         California Statewide Communities Development Authority, (Series 2000)
                        Weekly VRDNs (Institute for Defense Analyses)/(AMBAC INS)/(Wachovia Bank
                        N.A. LIQ)                                                                             3,945,000
      2,355,000         California Statewide Communities Development Authority, (Series 2000A)
                        Weekly VRDNs (Nonprofits' Insurance Alliance of California)/(BNP Paribas
                        SA LOC)                                                                               2,355,000
     11,750,000         California Statewide Communities Development Authority, (Series 2001)
                        Weekly VRDNs (Robert Louis Stevenson School)/(Allied Irish Banks PLC LOC)            11,750,000
      7,100,000         California Statewide Communities Development Authority, (Series 2001)
                        Weekly VRDNs (The Center for Early Education)/(Allied Irish Banks PLC
                        LOC)                                                                                  7,100,000
      9,800,000         California Statewide Communities Development Authority, (Series 2003:
                        Cathedral High School) Weekly VRDNs (Catholic Secondary
                        Education-Diocese of San Diego, Inc.)/(Allied Irish Banks PLC LOC)                    9,800,000
     11,400,000         California Statewide Communities Development Authority, (Series 2003A)
                        Weekly VRDNs (Kaiser Permanente)                                                     11,400,000
     11,400,000         California Statewide Communities Development Authority, (Series 2003B)
                        Weekly VRDNs (Kaiser Permanente)                                                     11,400,000
     57,500,000         California Statewide Communities Development Authority, (Series 2003D)
                        Weekly VRDNs (Kaiser Permanente)                                                     57,500,000
     25,000,000    (2)   California Statewide Communities Development Authority, (Series 2004
                        FR/RI-FI5) Weekly VRDNs (CHF-Irvine LLC)/(Lehman
                         Brothers Holdings, Inc. SWP)                                                        25,000,000
     21,200,000         California Statewide Communities Development Authority, (Series 2004J)
                        Weekly VRDNs (Kaiser Permanente)                                                     21,200,000
      9,700,000         California Statewide Communities Development Authority, (Series 2004K),
                        2.45% CP (Kaiser Permanente), Mandatory Tender 10/11/2005                             9,700,000
     21,800,000         California Statewide Communities Development Authority, (Series 2004L)
                        Weekly VRDNs (Kaiser Permanente)                                                     21,800,000
     49,275,000         California Statewide Communities Development Authority, (Series 2004M)
                        Weekly VRDNs (Kaiser Permanente)                                                     49,275,000
     10,000,000         California Statewide Communities Development Authority, (Series 2005A:
                        Sweetwater Union High School District) Weekly VRDNs (Plan Nine Partners
                        LLC)/(Union Bank of California LOC)                                                  10,000,000
     33,300,000         California Statewide Communities Development Authority, (Series B)
                        Weekly VRDNs (Kaiser Permanente)                                                     33,300,000
      4,715,000    (2)   California Statewide Communities Development Authority, MERLOTS (Series
                        1999E) Weekly VRDNs (Sutter Health)/(FSA INS)/(Wachovia Bank N.A. LIQ)                4,715,000
      7,000,000    (2)   California Statewide Communities Development Authority, Roaring Forks
                        (Series 2001-H) Weekly VRDNs (Orange Tree Apartments)/(GNMA COL)/(Bank
                        of New York LIQ)                                                                      7,000,000
      4,455,000    (2)   Clipper Tax-Exempt Certificates Trust (California Non-AMT)/(Series A)
                        Weekly VRDNs (California HFA)/(MBIA Insurance Corp. INS)/(State Street
                        Bank and Trust Co. LIQ)                                                               4,455,000
      4,370,000         Compton, CA Solid Waste Management Facilities, (Series 2000) Weekly
                        VRDNs (CALSTRS (California State Teachers' Retirement System) LOC)                    4,370,000
      1,300,000         Davis, CA Community Facilities District No. 1999-2, (Series 2000) Weekly
                        VRDNs (Wells Fargo Bank, N.A. LOC)                                                    1,300,000
      5,790,000    (2)   East Bay Municipal Utility District, CA, ROCs (Series 383) Weekly VRDNs
                        (MBIA Insurance Corp. INS)/(Citibank NA, New York LIQ)                                5,790,000
     17,745,000         Eden Township, CA Healthcare District, (Series 2004) Weekly VRDNs (Eden
                        Hospital Health Services Corp.)/(Allied Irish Banks PLC LOC)                         17,745,000
     31,000,000         Elk Grove, CA Unified School District, 3.75% TRANs, 7/6/2006                         31,322,468
     21,040,000    (2)   Encinitas, CA Community Facilities District, (Series 2000 FR/RI A5),
                        1.94% TOBs (Encinitas Ranch Public Improvements)/(Escrowed to Maturity
                        U.S. Treasury COL), Optional Tender 9/1/2005                                         21,040,000
     67,705,000         Fresno, CA, (Series 2000C) Weekly VRDNs (Trinity Healthcare Credit Group)            67,705,000
      6,105,000         Hollister, CA Redevelopment Agency, (Series 2004) Weekly VRDNs (San
                        Benito County Community Services Development Corp.)/(CALSTRS (California
                        State Teachers' Retirement System) LOC)                                               6,105,000
      3,805,908    (2)   Koch Floating Rate Trust (California Non-AMT)/(Series 1998-1) Weekly
                        VRDNs (AMBAC INS)/(State Street Bank and Trust Co. LIQ)                               3,805,908
      2,263,328    (2)   Koch Floating Rate Trust (California Non-AMT)/(Series 1999-1) Weekly
                        VRDNs (AMBAC INS)/(State Street Bank and Trust Co. LIQ)                               2,263,328
     18,945,121    (2)   Koch Floating Rate Trust (California Non-AMT)/(Series 1999-2) Weekly
                        VRDNs (AMBAC, MBIA Insurance Corp. INS) and State Street Bank and Trust
                        Co. LIQs)                                                                            18,945,121
      6,320,000    (2)   La Quinta, CA Financing Authority, Floater CRVS (Series 2005-5) Weekly
                        VRDNs (AMBAC INS)/(Landesbank Hessen-Thueringen GTD LIQ)                              6,320,000
     11,300,000    (2)   Los Angeles County, CA Metropolitan Transportation Authority, (Series
                        2001-JPMC2) Weekly VRDNs (FSA INS)/(J.P. Morgan Chase & Co. LIQ)                     11,300,000
     23,355,000    (2)   Los Angeles County, CA Metropolitan Transportation Authority, Municipal
                        Securities Trust Receipts (Series 1998-CMC2) Weekly VRDNs (AMBAC
                        INS)/(J.P. Morgan Chase & Co. LIQ)                                                   23,355,000
     24,300,000         Los Angeles, CA Department of Water & Power, (Series 2001 B-1) Weekly
                        VRDNs (Los Angeles, CA Department of Water & Power (Electric/Power
                        System))/(Bank of America N.A., Bayerische Landesbank GTD, Dexia Credit
                        Local, JPMorgan Chase Bank, N.A., Landesbank Baden-Wuerttemberg GTD,
                        State Street Bank and Trust Co. and WestLB AG GTD LIQs)                              24,300,000
      6,800,000         Los Angeles, CA Department of Water & Power, (Series 2001 B-1) Weekly
                        VRDNs (Los Angeles, CA Department of Water & Power (Water
                        Works/System))/(Dexia Credit Local LIQ)                                               6,800,000
     10,000,000         Los Angeles, CA Department of Water & Power, (Series 2001 B-4) Weekly
                        VRDNs (Los Angeles, CA Department of Water & Power (Water
                        Works/System))/(National Australia Bank Ltd., Melbourne LIQ)                         10,000,000
     13,100,000         Los Angeles, CA Department of Water & Power, (Series 2001 B-5) Weekly
                        VRDNs (Los Angeles, CA Department of Water & Power (Electric/Power
                        System))/(Bank of America N.A., Bayerische Landesbank GTD, Dexia Credit
                        Local, JPMorgan Chase Bank, N.A., Landesbank Baden-Wuerttemberg GTD,
                        State Street Bank and Trust Co. and WestLB AG GTD LIQs)                              13,100,000
     11,000,000         Los Angeles, CA Department of Water & Power, (Series 2001 B-7) Weekly
                        VRDNs (Los Angeles, CA Department of Water & Power (Electric/Power
                        System))/(Bank of America N.A., Bayerische Landesbank GTD, Dexia Credit
                        Local, JPMorgan Chase Bank, N.A., Landesbank Baden-Wuerttemberg GTD,
                        State Street Bank and Trust Co. and WestLB AG GTD LIQs)                              11,000,000
     28,300,000         Los Angeles, CA Department of Water & Power, (Series 2001 B-8) Weekly
                        VRDNs (Los Angeles, CA Department of Water & Power (Electric/Power
                        System))/(Bank of America N.A., Bayerische Landesbank GTD, Dexia Credit
                        Local, JPMorgan Chase Bank, N.A., Landesbank Baden-Wuerttemberg GTD,
                        State Street Bank and Trust Co. and WestLB AG GTD LIQs)                              28,300,000
     45,000,000         Los Angeles, CA Unified School District, 5.00% TRANs, 9/1/2005                       45,105,545
      9,425,000    (2)   Los Angeles, CA Unified School District, AUSTIN (Series 2003A) Weekly
                        VRDNs (FSA INS)/(Bank of America N.A. LIQ)                                            9,425,000
     17,485,000    (2)   Los Angeles, CA Unified School District, ROCS (Series 35) Weekly VRDNs
                        (FGIC INS)/
                        -------------------------------------------------------------------------
                        (Citibank NA, New York LIQ)                                                          17,485,000
     20,000,000         Los Angeles, CA, 4.00% TRANs, 6/30/2006                                              20,230,687
     12,500,000    (2)   Metropolitan Water District of Southern California, MERLOTS (Series
                        1999 O) Weekly VRDNs (Wachovia Bank N.A. LIQ)                                        12,500,000
     10,000,000         Montebello, CA Public Financing Authority, (Series 2004A: Montebello
                        Hotel) Weekly VRDNs (Montebello, CA)/(Union Bank of California LOC)                  10,000,000
     15,800,000         Monterey Peninsula, CA Water Management District, Wastewater
                        Reclaimation Weekly VRDNs (Bank of America N.A. LOC)                                 15,800,000
      3,300,000    (2)   Oakland, CA, MERLOTS (Series 2000M) Weekly VRDNs (1800 Harrison
                        Foundation)/
                        -------------------------------------------------------------------------
                        (AMBAC INS)/(Wachovia Bank N.A. LIQ)                                                  3,300,000
      2,400,000         Orange County, CA IDA, (Series 1999D) Weekly VRDNs (Trabuco Highlands
                        Apartments)/
                        -------------------------------------------------------------------------
                        (FHLMC LOC)                                                                           2,400,000
      4,960,000    (2)   Oxnard, CA Financing Authority, Water Revenue (SG 174) Weekly VRDNs (XL
                        Capital Assurance Inc. INS)/(Societe Generale, Paris LIQ)                             4,960,000
      4,850,000         Peninsula Corridor Joint Powers Board, CA, (Series 2004-B), 2.39% GANs,
                        10/14/2005                                                                            4,854,920
      6,010,000    (2)   Placentia-Yorba Linda, CA Unified School District, (PUTTERs Series 457)
                        Weekly VRDNs (FGIC INS)/(JPMorgan Chase Bank, N.A. LIQ)                               6,010,000
      6,635,000         Placentia-Yorba Linda, CA Unified School District, (Series 2003A) Weekly
                        VRDNs (KBC Bank N.V. LOC)                                                             6,635,000
      8,655,000    (2)   Riverside, CA, Municipal Securities Trust Receipts (Series 1998-CMC5)
                        Weekly VRDNs (AMBAC INS)/(J.P. Morgan Chase & Co. LIQ)                                8,655,000
      6,770,000    (2)   Riverside, CA, PT-477 Weekly VRDNs (Sierra Pines Apartments)/(FHLMC
                        GTD)/(FHLMC LIQ)                                                                      6,770,000
      2,600,000    (2)   Sacramento County, CA Sanitation District, MERLOTS (Series 2000 SSS)
                        Weekly VRDNs (Wachovia Bank N.A. LIQ)/(United States Treasury PRF
                        12/1/2018 @ 100) 12/1/2023                                                            2,600,000
     25,755,000    (2)   Sacramento, CA Municipal Utility District, MERLOTS (Series 2000 A10)
                        Weekly VRDNs (AMBAC INS)/(Wachovia Bank N.A. LIQ)                                    25,755,000
      3,980,000    (2)   Sacramento, CA Municipal Utility District, Variable Certificates
                        (Series 2002M) Weekly VRDNs (AMBAC INS)/(Bank of America N.A. LIQ)                    3,980,000
     10,000,000         San Diego County, CA, (Series 2004B) Weekly VRDNs (Bishop's
                        School)/(Bank of New York LOC)                                                       10,000,000
     35,415,000    (2)   San Diego, CA Housing Authority, PT-501 Weekly VRDNs (Mirada at La
                        Jolla Colony Apartments)/(Danske Bank A/S LIQ)/(Danske Bank A/S LOC)                 35,415,000
      6,000,000         San Diego, CA Metropolitan Transit Development Board, 3.50% RANs,
                        1/4/2006                                                                              6,033,890
      6,000,000    (2)   San Diego, CA Water Authority, Piper Certificates (Series 2002I) Weekly
                        VRDNs (MBIA Insurance Corp. INS)/(Bank of New York LIQ)                               6,000,000
      4,000,000    (2)   San Diego, CA, Trust Receipts  (Series 2001 FR/RI - L2) Weekly VRDNs
                        (San Diego Gas & Electric)/(FSA INS)/(Lehman Brothers, Inc. LIQ)                      4,000,000
     20,000,000         San Francisco, CA Redevelopment Agency Community Facilities District No.
                        7 (Hunters Point Shipyard Phase One), (Series 2005A) Weekly VRDNs (KBC
                        Bank N.V. LOC)                                                                       20,000,000
      3,000,000         San Francisco, CA Redevelopment Finance Agency, (1985 Issue D; Series A)
                        Weekly VRDNs (Bayside Village Associates)/(JPMorgan Chase Bank, N.A. LOC)             3,000,000
     12,600,000         San Francisco, CA Redevelopment Finance Agency, (1985 Issue D; Series B)
                        Weekly VRDNs (Bayside Village Associates)/(JPMorgan Chase Bank, N.A. LOC)            12,600,000
      2,655,000    (2)   San Jose, CA Airport, ROCS (Series 2004) Weekly VRDNs (FSA
                        INS)/(Citigroup Global Markets Holdings, Inc. LIQ)                                    2,655,000
      5,435,000    (2)   San Jose, CA Redevelopment Agency, Merged Area Redevelopment (Series
                        2004 FR/RI-F6J) Weekly VRDNs (Lehman Brothers Holdings, Inc. SWP)                     5,435,000
     16,590,000         Sanger, CA Public Financing Authority, (Series 2002A) Weekly VRDNs
                        (Sanger, CA Water/Wastewater Systems)/(CALSTRS (California State
                        Teachers' Retirement System) LOC)                                                    16,590,000
     15,000,000         Santa Clara, CA Unified School District, 4.00% TRANs, 6/30/2006                      15,173,269
     19,880,000         Santa Rosa, CA Wastewater, (Series 2004A) Weekly VRDNs (Landesbank
                        Baden-Wuerttemberg GTD LOC)                                                          19,880,000
     19,450,000    (2)   Southern California Public Power Authority, MERLOTS (Series 2002 A-62)
                        Weekly VRDNs (FSA INS)/(Wachovia Bank N.A. LIQ)                                      19,450,000
      2,205,000    (2)   Tahoe Truckee, CA Unified School District, (MERLOTS Series 2001-A72)
                        Weekly VRDNs (MBIA Insurance Corp. INS)/(Wachovia Bank N.A. LIQ)                      2,205,000
      5,560,000         Temecula, CA Public Financing Authority Community Facilities District
                        No. 01-2 (Harveston), (Series 2002-A) Weekly VRDNs (Bank
                        of America N.A. LOC)                                                                  5,560,000
      8,315,000    (2)   Trustees of the California State University, Roaring Forks (Series
                        2005-3) Weekly VRDNs (AMBAC INS)/(Bank of New York LIQ)                               8,315,000
      4,700,000         Vallejo, CA, (Water System Revenue Bonds: Series 2001A) Weekly VRDNs
                        (KBC Bank N.V. LOC)                                                                   4,700,000
      2,400,000         Victor Valley, CA Union High Shool District, 3.50% TRANs, 7/5/2006                    2,418,402
     10,000,000         Victorville, CA Joint Powers Financing Authority, (Series 2005A:
                        Cogeneration Facility) Weekly VRDNs (Victorville, CA)/(Fortis Bank SA/NV
                        LOC)                                                                                 10,000,000
     14,950,000         Whittier, CA, (Series 2004) Weekly VRDNs (Whittier College)/(Radian
                        Asset Assurance INS)/(Bank of New York LIQ)                                          14,950,000
                             TOTAL                                                                          2,069,801,004
                        Puerto Rico--5.1%
      4,359,500    (2)   Commonwealth of Puerto Rico, (Series 2002-746d) Weekly VRDNs (FSA
                        INS)/(Morgan Stanley LIQ)                                                             4,359,500
     29,745,000    (2)   Commonwealth of Puerto Rico, PUTTERS (Series 349) Weekly VRDNs (FSA
                        INS)/(J.P. Morgan Chase & Co. LIQ)                                                   29,745,000
     18,450,000    (2)   Puerto Rico Commonwealth Infrastructure Financing Authority, Floater
                        Certificates (Series 1998-139), 1.88% TOBs (AMBAC INS)/(Morgan Stanley
                        LIQ), Optional Tender 10/20/2005                                                     18,450,000
     19,490,000    (2)   Puerto Rico Highway and Transportation Authority, Floater Certificates
                        2001-586 Weekly VRDNs (FSA INS)/(Morgan Stanley LIQ)                                 19,490,000
      2,981,000    (2)   Puerto Rico Public Finance Corp., (Series 2004-911) Weekly VRDNs (CDC
                        IXIS Financial Guaranty NA INS)/(Morgan Stanley LIQ)                                  2,981,000
      6,500,000    (2)   Puerto Rico Public Finance Corp., Class A Certificates (Series
                        2002-195) Weekly VRDNs (AMBAC INS)/(Bear Stearns Cos., Inc. LIQ)                      6,500,000
     17,885,000    (2)   Puerto Rico Public Finance Corp., Floater Certificates (Series
                        2002-705d) Weekly VRDNs (AMBAC INS)/(Morgan Stanley LIQ)                             17,885,000
      6,000,000    (2)   Puerto Rico Public Finance Corp., PUTTERs (Series 272) Weekly VRDNs
                        (JPMorgan Chase Bank, N.A. LIQ)/(JPMorgan Chase Bank, N.A. LOC)                       6,000,000
      5,060,000    (2)   Puerto Rico Public Finance Corp., ROCS (Series 286) Weekly VRDNs (MBIA
                        Insurance Corp. INS)/(Citibank NA, New York LIQ)                                      5,060,000
                             TOTAL                                                                           110,470,500
                             TOTAL MUNICIPAL INVESTMENTS -
                             99.7%
                        =========================================================================
                             (AT AMORTIZED COST) (3)                                                        2,180,271,504
                             OTHER ASSETS AND LIABILITIES - NET - 0.3%                                        6,283,913
                             TOTAL NET ASSETS - 100%                                                  $     2,186,555,417

     At July 31, 2005, the Fund holds no securities that are subject to the federal alternative minimum tax (AMT).

     1    The Fund may only invest in securities rated in one of the two highest short-term  rating  categories  by nationally  recognized  statistical rating  organizations  (NRSROs) or unrated  securities  of  comparable quality.  An NRSRO's  two highest  rating  categories  are  determined
          without  regard  for  sub-categories  and  gradations.   For  example,
          securities  rated SP-1+,  SP-1 or SP-2 by Standard & Poor's,  MIG-1 or
          MIG-2 by  Moody's  Investors  Service,  or  F-1+,  F-1 or F-2 by Fitch
          Ratings, are all considered rated in one of the two highest short-term rating  categories.  Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First  Tier  securities.  Securities  rated in the  second  highest short-term  rating  category  (and unrated  securities  of  comparable quality) are  identified as Second Tier  securities.  The Fund follows applicable  regulations in determining whether a security is rated and whether  a  security  rated by  multiple  NRSROs in  different  rating categories should be identified as a First or Second Tier security. At
          July 31, 2005, the portfolio securities were rated as follows:

               Tier Rating Percentages Based on Total Market Value

           First Tier   Second Tier
           ------------ -------------
           ------------ -------------
             100.0%     0.0%
           ------------ -------------

     2 Denotes a restricted security, including securities purchased under Rule 144A of the Securities Act of 1933. These securities, all of which have been deemed liquid by criteria approved by the fund's Board of Trustees, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors.
          At July 31, 2005, these securities amounted to $770,320,857 which represents 35.2% of total net assets.

     3    Also represents cost for federal tax purposes.

==========================================================================================================================

Note:    The categories of investments are shown as a percentage of total net assets at July 31, 2005.

Investment Valuation
The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended.


The following acronyms are used throughout this portfolio:

AMBAC        --American Municipal Bond Assurance Corporation
AMT          --Alternative Minimum Tax
COL          --Collateralized
CP           --Commercial Paper
CRVS         --Custodial Residual and Variable Securities
FGIC         --Financial Guaranty Insurance Company
FHLMC        --Federal Home Loan Mortgage Corporation
FSA          --Financial Security Assurance
GANs         --Grant Anticipation Notes
GNMA         --Government National Mortgage Association
GTD          --Guaranteed
HFA          --Housing Finance Authority
IDA          --Industrial Development Authority
INS          --Insured
LIQ(s)       --Liquidity Agreement(s)
LOC(s)       --Letter(s) of  Credit
MERLOTS      --Municipal Exempt Receipts -- Liquidity Optional Tender Series
PRF          --Prerefunded
PUTTERs      --Puttable Tax-Exempt Receipts
RANs         --Revenue Anticipation Notes
ROCs         --Reset Option Certificates
SWP          --Swap Agreement
TOBs         --Tender Option Bonds
TOPS         --Trust Obligation Participating Securities
TRANs        --Tax and Revenue Anticipation Notes
VRDNs        --Variable Rate Demand Notes




CONNECTICUT MUNICIPAL CASH TRUST
PORTFOLIO OF INVESTMENTS
July 31, 2005 (unaudited)

      Principal
        Amount                                                                                                   Value

                         SHORT-TERM MUNICIPALS--101.3%(1)
                         Connecticut--88.4%
  $   2,585,000          Connecticut Development Authority Health Care Revenue Weekly VRDNs
                         (Corporation for Independent Living)/(JPMorgan Chase Bank, N.A. LOC)             $    2,585,000
      1,400,000          Connecticut Development Authority Health Care Revenue, (Series 1993A)
                         Weekly VRDNs (Corporation for Independent Living)/(Dexia Credit Local
                         LOC)                                                                                  1,400,000
      5,410,000          Connecticut Development Authority Health Care Revenue, (Series 1999)
                         Weekly VRDNs (Corporation for Independent Living)/(Dexia Credit Local
                         LOC)                                                                                  5,410,000
       480,000           Connecticut Development Authority Weekly VRDNs (Banta Associates)/(HSBC
                         Bank USA LOC)                                                                          480,000
      4,100,000          Connecticut Development Authority, (Series 1993) Weekly VRDNs
                         (Rand-Whitney Containerboard LP)/(Bank of Montreal LOC)                               4,100,000
       820,000           Connecticut Development Authority, (Series 1997) Weekly VRDNs (Porcelen
                         Ltd., CT LLC)/(U.S. Bank, NA LOC)                                                      820,000
      2,500,000          Connecticut Development Authority, (Series 1997A) Weekly VRDNs (Bradley
                         Airport Hotel)/(KBC Bank N.V. LOC)                                                    2,500,000
      3,000,000          Connecticut Development Authority, (Series 1997B) Weekly VRDNs (Bradley
                         Airport Hotel)/(JPMorgan Chase Bank, N.A. LOC)                                        3,000,000
       700,000           Connecticut Development Authority, (Series 1997C) Weekly VRDNs (Bradley
                         Airport Hotel)/(Bank of America N.A. LOC)                                              700,000
      2,745,000          Connecticut Development Authority, (Series 1999) Weekly VRDNs (Pierce
                         Memorial Baptist Home, Inc.)/(Lasalle Bank, N.A. LOC)                                 2,745,000
      1,665,000          Connecticut Development Authority, (Series 2001) Weekly VRDNs (Loracon
                         LLC)/(Wachovia Bank N.A. LOC)                                                         1,665,000
      4,970,000    (2)   Connecticut State Airport, PA-826R Weekly VRDNs (Bradley International
                         Airport)/(FGIC INS)/(Merrill Lynch & Co., Inc. LIQ)                                   4,970,000
      4,845,000    (2)   Connecticut State Clean Water Fund, PA-547R Weekly VRDNs (Merrill Lynch
                         & Co., Inc. LIQ)                                                                      4,845,000
      5,205,000          Connecticut State HEFA, (Series 1999A) Weekly VRDNs (Covenant Retirement
                         Communities, Inc.)/(Lasalle Bank, N.A. LOC)                                           5,205,000
      2,810,000          Connecticut State HEFA, (Series 1999B) Weekly VRDNs (Ascension Health
                         Credit Group)                                                                         2,810,000
      3,115,000          Connecticut State HEFA, (Series A) Weekly VRDNs (Academy of Our Lady of
                         Mercy Lauralton Hall)/(Allied Irish Banks PLC LOC)                                    3,115,000
      3,000,000          Connecticut State HEFA, (Series A) Weekly VRDNs (Avon Old Farms
                         School)/(Bank of America N.A. LOC)                                                    3,000,000
      6,295,000          Connecticut State HEFA, (Series A) Weekly VRDNs (Boys & Girls Club of
                         Greenwich)/(Allied Irish Banks PLC LOC)                                               6,295,000
      7,300,000          Connecticut State HEFA, (Series A) Weekly VRDNs (Ethel Walker
                         School)/(Allied Irish Banks PLC LOC)                                                  7,300,000
      1,800,000          Connecticut State HEFA, (Series A) Weekly VRDNs (Forman School
                         Issue)/(Citizens Bank of Rhode Island LOC)                                            1,800,000
      3,665,000          Connecticut State HEFA, (Series A) Weekly VRDNs (Hotchkiss
                         School)/(Northern Trust Co., Chicago, IL LIQ)                                         3,665,000
      2,610,000          Connecticut State HEFA, (Series A) Weekly VRDNs (The Whitby
                         School)/(Bank of New York LOC)                                                        2,610,000
      1,410,000          Connecticut State HEFA, (Series A) Weekly VRDNs (Washington Montessori
                         School)/
                         -------------------------------------------------------------------------
                         (Wachovia Bank N.A. LOC)                                                              1,410,000
      5,255,000          Connecticut State HEFA, (Series A) Weekly VRDNs (Williams
                         School)/(Wachovia Bank N.A. LOC)                                                      5,255,000
      3,090,000          Connecticut State HEFA, (Series C) Weekly VRDNs (Charlotte Hungerfield
                         Hospital)/(Bank of America N.A. LOC)                                                  3,090,000
      11,990,000         Connecticut State HEFA, (Series E) Weekly VRDNs (Lawrence & Memorial
                         Hospital, Inc.)/
                         -------------------------------------------------------------------------
                         (Radian Asset Assurance INS)/(Bank of America N.A. LIQ)                               11,990,000
      8,000,000          Connecticut State HEFA, (Series F) Weekly VRDNs (University of Hartford,
                         CT)/(Citizens Bank of Rhode Island LOC)                                               8,000,000
       860,000           Connecticut State HEFA, (Series J) Weekly VRDNs (Middlesex
                         Hospital)/(Wachovia Bank N.A. LOC)                                                     860,000
      7,500,000          Connecticut State HEFA, (Series M) Weekly VRDNs (St. Raphael
                         Hospital)/(KBC Bank N.V. LOC)                                                         7,500,000
      9,010,000    (2)   Connecticut State HFA, (Series 2005 FR/RI-L14) Weekly VRDNs (Lehman
                         Brothers Holdings, Inc. LIQ)                                                          9,010,000
      12,995,000   (2)   Connecticut State HFA, Variable Rate Certificates (Series 1998T), 1.725%
                         TOBs (Bank of America N.A. LIQ), Optional Tender 9/1/2005                             12,995,000
      9,315,000    (2)   Connecticut State Resource Recovery Authority, PUTTERs (Series 187)
                         Weekly VRDNs (MBIA Insurance Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ)               9,315,000
      4,995,000    (2)   Connecticut State Transportation Infrastructure Authority, ROCs (Series
                         4068) Weekly VRDNs (AMBAC INS)/(Citigroup Global
                         Markets Holdings, Inc. LIQ)                                                           4,995,000
      2,800,000    (2)   Connecticut State, (Series 2001 - JPMC4) Daily VRDNs (J.P. Morgan Chase
                         & Co. LIQ)                                                                            2,800,000
      4,815,000    (2)   Connecticut State, Austin Trust (Series 2002A) Weekly VRDNs (FSA
                         INS)/(Bank of America N.A. LIQ)                                                       4,815,000
      6,705,000    (2)   Connecticut State, PUTTERS (Series 320) Weekly VRDNs (J.P. Morgan Chase
                         & Co. LIQ)                                                                            6,705,000
      2,000,000          Connecticut State, Second Lien Special Tax Obligation Refunding Bonds,
                         Transportation Infrastructure Purposes (2003 Series 1) Weekly VRDNs
                         (AMBAC INS)/(WestLB AG GTD LIQ)                                                       2,000,000
      4,000,000    (2)   Connecticut State, (Series 2000-515) Weekly VRDNs (Morgan Stanley LIQ)                4,000,000
      9,945,000          Granby, CT, 3.25% BANs, 2/16/2006                                                     9,984,636
      2,955,000          Groton City, CT, 3.25% BANs, 2/15/2006                                                2,969,563
      7,500,000          Hartford, CT Redevelopment Authority Weekly VRDNs (Underwood
                         Towers)/(FSA INS)/
                         -------------------------------------------------------------------------
                         (Societe Generale, Paris LIQ)                                                         7,500,000
      4,000,000          Meriden, CT, 4.00% BANs, 8/4/2006                                                     4,041,440
      4,500,000          New Britain, CT, (Series 2000B) Weekly VRDNs (AMBAC INS)/(Bank of Nova
                         Scotia, Toronto LIQ)                                                                  4,500,000
      4,000,000          New Britain, CT, (Series 2005) Weekly VRDNs (AMBAC INS)/(Bank of Nova
                         Scotia, Toronto LIQ)                                                                  4,000,000
      2,855,000          North Canaan, CT Housing Authority, (Series 2001) Weekly VRDNs (Geer
                         Woods, Inc.)/
                         -------------------------------------------------------------------------
                         (Wachovia Bank N.A. LOC)                                                              2,855,000
      3,710,000          Shelton, CT Housing Authority, (Series 1998) Weekly VRDNs (Crosby
                         Commons)/(Wachovia Bank N.A. LOC)                                                     3,710,000
      3,000,000          Trumbull, CT, 3.00% BANs, 9/13/2005                                                   3,004,869
      1,165,000          Watertown, CT, 2.50% BANs, 8/11/2005                                                  1,165,283
      4,850,000          West Haven, CT, 3.50% BANs, 12/20/2005                                                4,871,286
      1,865,000    (2)   Weston, CT, ROCS (Series 6501) Weekly VRDNs (Citibank NA, New York LIQ)               1,865,000
                              TOTAL                                                                           216,227,077
                         Puerto Rico--12.9%
      3,379,500    (2)   Commonwealth of Puerto Rico, (Series 2002-746d) Weekly VRDNs (FSA
                         INS)/(Morgan Stanley LIQ)                                                             3,379,500
      4,955,000    (2)   Commonwealth of Puerto Rico, PUTTERS (Series 349) Weekly VRDNs (FSA
                         INS)/(J.P. Morgan Chase & Co. LIQ)                                                    4,955,000
      1,310,000    (2)   Puerto Rico HFA, (Series 2003 FR/RI-L30J) Weekly VRDNs (GNMA
                         COL)/(Lehman Brothers Holdings, Inc. LIQ)                                             1,310,000
      3,950,000    (2)   Puerto Rico Highway and Transportation Authority, MERLOTS (Series
                         2000-FFF) Weekly VRDNs (MBIA Insurance Corp.
                         INS)/(Wachovia Bank N.A.
                         LIQ) 3,950,000
      5,100,000    (2)   Puerto Rico Public Finance Corp., (Series 2004 FR/RI-L37J) Weekly VRDNs
                         (AMBAC INS)/
                         -------------------------------------------------------------------------
                         (Lehman Brothers Holdings, Inc. LIQ)                                                  5,100,000
      3,974,000    (2)   Puerto Rico Public Finance Corp., (Series 2004-911) Weekly VRDNs (CDC
                         IXIS Financial Guaranty NA INS)/(Morgan Stanley LIQ)                                  3,974,000
      3,000,000    (2)   Puerto Rico Public Finance Corp., Class A Certificates (Series 2002-195)
                         Weekly VRDNs (AMBAC INS)/(Bear Stearns Cos., Inc. LIQ)                                3,000,000
      6,000,000    (2)   Puerto Rico Public Finance Corp., PUTTERs (Series 272) Weekly VRDNs
                         (JPMorgan Chase Bank, N.A. LIQ)/(JPMorgan Chase Bank, N.A. LOC)                       6,000,000
                              TOTAL                                                                            31,668,500
                              TOTAL MUNICIPAL INVESTMENTS -
                              101.3%
                         =========================================================================
                              (AT AMORTIZED COST) (3)                                                         247,895,577
                              OTHER ASSETS AND LIABILITIES - NET - (1.3)%                                     (3,218,590)
                              TOTAL NET ASSETS - 100%                                                     $   244,676,987

               Securities      that are subject to the federal alternative
                               minimum tax (AMT) represent 14.3% of the
                               portfolio as calculated based upon total
                               portfolio market value.

     1    The Fund may only invest in securities rated in one of the two highest short-term  rating  categories  by nationally  recognized  statistical rating  organizations  (NRSROs) or unrated  securities  of  comparable quality.  An NRSRO's  two highest  rating  categories  are  determined
          without  regard  for  sub-categories  and  gradations.   For  example,
          securities rated SP-1+,  SP-1, or SP-2 by Standard & Poor's,  MIG-1 or
          MIG-2 by Moody's  Investors  Service,  or F-1+,  F-1,  or F-2 by Fitch
          Ratings, are all considered rated in one of the two highest short-term rating categories. Securities rated in the highest short-term category
          (and unrated securities of comparable quality) are identified as First
          Tier  securities.  Securities  rated in the second highest  short-term rating  category (and unrated  securities  of comparable  quality) are identified  as Second Tier  securities.  The Fund  follows  applicable regulations in  determining  whether a security is rated and whether a security is rated by multiple  NRSROs in different  rating  categories should be identified as a First or Second Tier security.

          At July 31, 2005, the portfolio securities were rated as follows:

               Tier Rating Percentages Based on Total Market Value

            First Tier    Second Tier
           ------------- --------------
           ------------- --------------
              100.0%         0.0%
           ------------- --------------

     2 Denotes a restricted security, including securities purchased under Rule 144A of the Securities Act of 1933. These securities, all of which have been deemed liquid by criteria approved by the fund's Board of Trustees, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors.
          At July 31, 2005, these securities amounted to $97,983,500 which represents 40.0% of total net assets.

     3    Also represents cost for federal tax purposes.

====================================================================================================================================

Note:    The categories of investments are shown as a percentage of total net assets at July 31, 2005.

Investment Valuation
The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended.

The following acronyms are used throughout this portfolio:

AMBAC       --American Municipal Bond Assurance Corporation
BANs        --Bond Anticipation Notes
COL         --Collateralized
FGIC        --Financial Guaranty Insurance Company
FSA         --Financial Security Assurance
GNMA        --Government National Mortgage Association
GTD         --Guaranteed
HEFA        --Health and Education Facilities Authority
HFA         --Housing Finance Authority
INS         --Insured
LIQ         --Liquidity Agreement
LOC         --Letter of Credit
MERLOTS     --Municipal Exempt Receipts -- Liquidity Optional Tender Series
PUTTERs     --Puttable Tax-Exempt Receipts
ROCs        --Reset Option Certificates
TOBs        --Tender Option Bonds
VRDNs       --Variable Rate Demand Notes




FEDERATED TAX-FREE TRUST
PORTFOLIO OF INVESTMENTS
July 31, 2005 (unaudited)

      Principal
        Amount                                                                                                   Value

                        SHORT-TERM MUNICIPALS--101.0%(1)
                        Alabama--7.5%
 $    3,750,000         Alabama HFA MFH, (2000 Series A:Turtle Lake) Weekly VRDNs (Double Lake
                        Ventures LLC)/(FNMA LOC)                                                         $     3,750,000
      1,000,000    (2)   Alabama State Public School & College Authority, (PA-918R) Weekly VRDNs
                        (Merrill Lynch & Co., Inc. LIQ)                                                        1,000,000
      1,000,000    (2)   Alabama State Public School & College Authority, PUTTER's (Series 124)
                        Weekly VRDNs (FGIC INS)/(J.P. Morgan Chase & Co. LIQ)                                  1,000,000
      2,000,000         Daphne, AL Special Care Facilities Financing Authority, (Series 1998-A)
                        Weekly VRDNs (Presbyterian Retirement Corp.)/(AMBAC INS)/(Amsouth Bank
                        N.A., Birmingham, AL LIQ)                                                              2,000,000
      1,000,000         Jefferson County, AL Sewer System, (Series 2003 B-6 Warrants) Weekly
                        VRDNs (XL Capital Assurance Inc. INS)/(State Street Bank and Trust Co.
                        LIQ)                                                                                   1,000,000
      6,485,000         Southeast Alabama Gas District, (Series 2003B) Weekly VRDNs (XL Capital
                        Assurance Inc. INS)/(Wachovia Bank N.A. LIQ)                                           6,485,000
                            TOTAL                                                                             15,235,000
                        Colorado--0.5%
       935,000          Loveland, CO, IDR (Series 1993S), 2.80% TOBs (Safeway Inc.)/(Deutsche
                        Bank Trust Co. Americas LOC), Mandatory Tender 12/1/2005                                935,000
                        Connecticut--1.5%
      2,000,000    (2)   Connecticut State HFA, Variable Rate Certificates (Series 1998S), 1.675%
                        TOBs (Bank of America N.A. LIQ), Optional Tender 9/1/2005                              2,000,000
      1,000,000         West Haven, CT, 3.50% BANs, 12/20/2005                                                 1,004,116
                            TOTAL                                                                              3,004,116
                        Florida--6.1%
      4,500,000    (2)   ABN AMRO MuniTOPS Certificates Trust (Florida Non-AMT)/(Series 1998-9)
                        Weekly VRDNs (Florida State Board of Education Capital Outlay)/(FSA
                        INS)/(ABN AMRO Bank NV, Amsterdam LIQ)                                                 4,500,000
      8,000,000         Jacksonville, FL EDC, (Series 2003A) Weekly VRDNs (Florida Proton Therapy
                        Institute)/
                        --------------------------------------------------------------------------
                        (Fortis Bank SA/NV and JPMorgan Chase Bank, N.A. LOCs)                                 8,000,000
                            TOTAL                                                                             12,500,000
                        Illinois--2.7%
      1,500,000         Crestwood Village, IL, 135th and Cicero Redevelopment (Series 2004)
                        Weekly VRDNs (Fifth Third Bank, Cincinnati LOC)                                        1,500,000
      3,900,000         Galesburg, IL, (Series 1996) Weekly VRDNs (Knox College)/(Lasalle Bank,
                        N.A. LOC) 3,900,000 TOTAL 5,400,000
                        Indiana--2.5%
      5,000,000         Frankfort, IN EDA, (Series 2004) Weekly VRDNs (Wesley Manor, Inc.)/(Key
                        Bank, N.A. LOC)                                                                        5,000,000
                        Maryland--3.2%
      4,000,000    (2)   ABN AMRO MuniTOPS Certificates Trust (Maryland Non-AMT)/(Series 2003-19)
                        Weekly VRDNs (Baltimore, MD)/(FGIC INS)/(ABN AMRO Bank NV, Amsterdam LIQ)              4,000,000
      2,500,000         Calvert County, MD EDA, (Series 2001) Weekly VRDNs (Asbury-Solomons,
                        Inc.)/(KBC Bank N.V. LOC)                                                              2,500,000
                            TOTAL                                                                              6,500,000
                        Massachusetts--1.0%
      2,000,000         Millbury, MA, 3.25% BANs, 1/20/2006                                                    2,008,751
                        Michigan--0.0%
        80,000     (2)   Detroit, MI City School District, Variable Rate Certificates (Series
                        2001-P) Weekly VRDNs (FSA INS)/(Bank of America N.A. LIQ)                               80,000
                        Minnesota--6.9%
      6,000,000    (2)   Minneapolis/St. Paul, MN Metropolitan Airports Commission, SGA 127
                        (Series 2001) Weekly VRDNs (FGIC INS)/(Societe Generale, Paris LIQ)                    6,000,000
      2,000,000         Minnesota Agricultural and Economic Development Board, (Series 1996)
                        Weekly VRDNs (Evangelical Lutheran Good Samaritan Society)/(Allied Irish
                        Banks PLC LOC)                                                                         2,000,000
      6,000,000         Minnesota State Higher Education Facility Authority, (Series Five-C)
                        Weekly VRDNs (University of St. Thomas)/(Allied Irish Banks PLC LOC)                   6,000,000
                            TOTAL                                                                             14,000,000
                        Missouri--2.7%
      2,715,000         Howell County, MO IDA, (Series 1992), 2.12% TOBs (Safeway Inc.)/(Deutsche
                        Bank Trust Co. Americas LOC), Mandatory Tender 8/1/2005                                2,715,000
      2,715,000         Howell County, MO IDA, (Series 1992), 2.75% TOBs (Safeway Inc.)/(Deutsche
                        Bank Trust Co. Americas LOC), Mandatory Tender 2/1/2006                                2,715,000
                            TOTAL                                                                              5,430,000
                        Multi State--6.2%
      1,502,089    (2)   ABN AMRO Chicago Corp. 1997-1 LeaseTOPS Trust Weekly VRDNs (Lasalle
                        Bank, N.A. LIQ)/(Lasalle Bank, N.A. LOC)                                               1,502,089
      6,612,000    (2)   Clipper Tax-Exempt Certificates Trust (Non-AMT Multistate)/(Series
                        1998-2) Weekly VRDNs (State Street Bank and Trust Co. LIQ)                             6,612,000
       793,290     (2)   Koch Floating Rate Trust (Multistate Non-AMT)/(Series 2000-1) Weekly
                        VRDNs (AMBAC INS)/(State Street Bank and Trust Co. LIQ)                                 793,290
       856,488     (2)   Koch Floating Rate Trust (Multistate Non-AMT)/(Series 2001-1) Weekly
                        VRDNs (AMBAC INS)/(State Street Bank and Trust Co. LIQ)                                 856,488
      2,825,000    (2)   TICs/TOCs MuniMae Trust (Series 2002-1M) Weekly VRDNs (MBIA Insurance
                        Corp. INS)/
                        --------------------------------------------------------------------------
                        (Bayerische Landesbank GTD LIQ)                                                        2,825,000
                            TOTAL                                                                             12,588,867
                        New Jersey--2.1%
      4,270,000         Linden, NJ, Landfill Improvement, 4.00% BANs, 5/31/2006                                4,307,961
                        Ohio--18.1%
      3,750,000         Cuyahoga County, OH Health Care Facilities, (Series 1999) Weekly VRDNs
                        (Hospice of the Western Reserve)/(Fifth Third Bank, Cincinnati LOC)                    3,750,000
      1,930,000         Cuyahoga County, OH Hospital Authority, (Series 1998-II) Weekly VRDNs
                        (W.O. Walker Center, Inc.)/(AMBAC INS)/(Key Bank, N.A. LIQ)                            1,930,000
      3,650,000         Erie County, OH, (Series 1996A) Weekly VRDNs (Providence Care
                        Center)/(JPMorgan Chase Bank, N.A. LOC)                                                3,650,000
      3,095,000         Franklin County, OH Health Care Facilities, (Series 1999 A) Weekly VRDNs
                        (National Church Residences)/(Fifth Third Bank, Cincinnati LOC)                        3,095,000
      12,800,000        Lake County, OH Weekly VRDNs (Lake County, OH Hospital System,
                        Inc.)/(Radian Asset Assurance INS)/(Bank of America N.A. LIQ)                         12,800,000
      2,030,000         Logan County, OH, 4.00% BANs, 7/6/2006                                                 2,052,006
      3,840,000         Marion County, OH Health Care Facilities, (Series 2002) Weekly VRDNs
                        (United Church Homes, Inc.)/(Key Bank, N.A. LOC)                                       3,840,000
      2,700,000         Marysville Exempted Village School District, OH, 3.75% BANs, 5/25/2006                 2,717,051
      3,000,000         Port of Greater Cincinnati, OH Development Authority, (Series 2003A)
                        Weekly VRDNs (National Underground Railroad Freedom Center, Inc.)/(Fifth
                        Third Bank, Cincinnati, JPMorgan Chase Bank, N.A., Lasalle Bank, N.A. and
                        U.S. Bank, NA LOCs)                                                                    3,000,000
                            TOTAL                                                                             36,834,057
                        Oklahoma--6.9%
      2,440,000         Muskogee, OK Industrial Trust, (Series 1985) Weekly VRDNs (Muskogee Mall
                        LP)/(Bank of America N.A. LOC)                                                         2,440,000
      11,640,000   (2)   Tulsa, OK International Airport, Variable Rate Certificates (Series
                        1997B-2) Weekly VRDNs (MBIA Insurance Corp. INS)/(Bank
                            of America N.A.
                        LIQ) 11,640,000 TOTAL 14,080,000
                        Pennsylvania--3.9%
      5,000,000         Dauphin County, PA General Authority, (Education and Health Loan Program,
                        Series 1997) Weekly VRDNs (AMBAC INS)/(JPMorgan Chase Bank, N.A. LIQ)                  5,000,000
      3,000,000         Doylestown Hospital Authority, PA, (Series 1998C) Weekly VRDNs
                        (Doylestown Hospital, PA)/(AMBAC INS)/(PNC Bank, N.A. LIQ)                             3,000,000
                            TOTAL                                                                              8,000,000
                        South Carolina--3.5%
      5,000,000    (2)   Grand Strand Water & Sewage Authority, SC, MERLOTS (Series 2001-A118),
                        2.11% TOBs (FSA INS)/(Wachovia Bank N.A. LIQ), Optional Tender 11/10/2005              5,000,000
      2,000,000         University of South Carolina Athletic Facilities, (Series 2005A), 3.50%
                        BANs, 3/16/2006                                                                        2,012,123
                            TOTAL                                                                              7,012,123
                        Tennessee--1.0%
      2,000,000         Shelby County, TN Health Education & Housing Facilities Board, (Series
                        2004A), 3.00% Bonds (Baptist Memorial Healthcare), 9/1/2005                            2,002,092
                        Texas--20.5%
      3,528,000    (2)   ABN AMRO MuniTOPS Certificates Trust (Multistate Non-AMT)/(Series
                        1998-24) Weekly VRDNs (Barbers Hill, TX ISD)/(Texas Permanent School Fund
                        Guarantee Program GTD)/(ABN AMRO Bank NV, Amsterdam LIQ)                               3,528,000
      9,925,000         Harris County, TX HFDC, (Series 2000) Weekly VRDNs (Brazos Presbyterian
                        Homes, Inc.)/
                        --------------------------------------------------------------------------
                        (Allied Irish Banks PLC LOC)                                                           9,925,000
      9,445,000    (2)   Harris County, TX, (ROCs Series 4056) Weekly VRDNs (Citigroup Global
                        Markets Holdings, Inc. LIQ)                                                            9,445,000
      3,875,000    (2)   Houston, TX, (ROCS Series 242) Weekly VRDNs (MBIA Insurance Corp.
                        INS)/(Citibank NA, New York LIQ)                                                       3,875,000
      2,925,000         Kendall County, TX Health Facilities Development Corp., (Series 2002-B)
                        Weekly VRDNs (Morningside Ministries Foundation, Inc.)/(JPMorgan Chase
                        Bank, N.A. LOC)                                                                        2,925,000
      6,050,000    (2)   Lower Colorado River Authority, TX, (Series 2000 ZZZ) Weekly VRDNs (FSA
                        INS)/
                        --------------------------------------------------------------------------
                        (Wachovia Bank N.A. LIQ)                                                               6,050,000
      3,985,000    (2)   Lower Colorado River Authority, TX, MERLOTS (2000 RRR) Weekly VRDNs (FSA
                        INS)/
                        --------------------------------------------------------------------------
                        (Wachovia Bank N.A. LIQ)                                                               3,985,000
      2,000,000         Texas State, (Series 2004), 3.00% TRANs, 8/31/2005                                     2,002,264
                            TOTAL                                                                             41,735,264
                        Washington--1.0%
      2,120,000    (2)   Washington State, MERLOTS (Series 2001-A101) Weekly VRDNs (FGIC
                        INS)/(Wachovia Bank N.A. LIQ)                                                          2,120,000
                        West Virginia--2.7%
      5,440,000         Cabell County Commission, WV, (Series 1995) Weekly VRDNs (Foster
                        Foundation)/
                        --------------------------------------------------------------------------
                        (Huntington National Bank, Columbus, OH LOC)                                           5,440,000
                        Wisconsin--0.5%
      1,100,000         Marshfield, WI Unified School District, (Series A), 4.00% BANs, 11/1/2005              1,103,062
                            TOTAL MUNICIPAL INVESTMENTS - 101.0%
                        --------------------------------------------------------------------------
                            (AT AMORTIZED COST)(3)                                                            205,316,293
                            OTHER ASSETS AND LIABILITIES - NET - (1.0)%                                       (1,971,571)
                            TOTAL NET ASSETS - 100%                                                      $    203,344,722

====================================================================================================================================
           At July 31, 2005, the Fund holds no securities that are subject to the federal alternative minimum tax (AMT).

        1 The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's,
           MIG-1, or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by
           Fitch Ratings, are all considered rated in one of the two highest short-term rating categories.

           Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First
           Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.
           At July 31, 2005, the portfolio securities were rated as follows:
           Tier Rating Percentages Based on Total Market Value
           First Tier   Second Tier
           ------------ -------------
           ------------ -------------
           100.0%       0.0%
           ------------ -------------
        2  Denotes a restricted security, including securities purchased under
           Rule 144A of the Securities Act of 1933. These securities, all of which have been deemed liquid by criteria approved by the fund's
           Board of Trustees, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors.
           At July 31, 2005, these securities amounted to $76,811,867 which represents 37.8% of total net assets.
        3  Also represents cost for federal tax purposes.


Investment Valuation
The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.


Note: The categories of investments are shown as a percentage of total net assets at July 31, 2005.


The following acronyms are used throughout this portfolio:

AMBAC        --American Municipal Bond Assurance Corporation
AMT          --Alternative Minimum Tax
BANs         --Bond Anticipation Notes
EDA          --Economic Development Authority
EDC          --Economic Development Commission
FGIC         --Financial Guaranty Insurance Company
FNMA         --Federal National Mortgage Association
FSA          --Financial Security Assurance
GTD          --Guaranteed
HFA          --Housing Finance Authority
HFDC         --Health Facility Development Corporation
IDA          --Industrial Development Authority
IDR          --Industrial Development Revenue
INS          --Insured
ISD          --Independent School District
LIQ          --Liquidity Agreement
LOC(s)       --Letter(s) of  Credit
MERLOTS      --Municipal Exempt Receipts -- Liquidity Optional Tender Series
MFH          --Multi-Family Housing
PUTTERs      --Puttable Tax-Exempt Receipts
ROCs         --Reset Option Certificates
TICs         --Trust Inverse Certificates
TOBs         --Tender Option Bonds
TOCs         --Tender Option Certificates
TOPS         --Tender Obligation Participating Securities
TRANs        --Tax and Revenue Anticipation Notes
VRDNs        --Variable Rate Demand Notes



FLORIDA MUNICIPAL CASH TRUST
PORTFOLIO OF INVESTMENTS
July 31, 2005 (unaudited)

      Principal
        Amount                                                                                                  Value

                       SHORT-TERM MUNICIPALS--99.4% (1)
                       Alaska--0.6%
  $   3,000,000        Valdez, AK Marine Terminal, (Series 1994B), 3.00% TOBs (Phillips
                       Transportation Alaska, Inc.)/(ConocoPhillips GTD), Mandatory Tender 6/1/2006   $       3,000,000
                       Florida--86.3%
      12,825,000  (2)  ABN AMRO MuniTOPS Certificates Trust (Florida Non-AMT)/(Series 1998-9)
                       Weekly VRDNs (Florida State Board of Education Capital Outlay)/(FSA
                       INS)/(ABN AMRO Bank NV, Amsterdam LIQ)                                                12,825,000
      9,920,000   (2)  ABN AMRO MuniTOPS Certificates Trust (Florida Non-AMT)/(Series 1999-11)
                       Weekly VRDNs (Tampa Bay, FL Water Utility System)/(FGIC INS)/(ABN AMRO Bank
                       NV, Amsterdam LIQ)                                                                     9,920,000
      18,505,000  (2)  ABN AMRO MuniTOPS Certificates Trust (Florida Non-AMT)/(Series 2002-24)
                       Weekly VRDNs (Escambia County, FL)/(AMBAC INS)/(ABN AMRO Bank NV, Amsterdam
                       LIQ)                                                                                  18,505,000
      9,000,000        Alachua County, FL, IDRBs (Series 1997) Weekly VRDNs (Florida Rock
                       Industries, Inc.)/
                       ----------------------------------------------------------------------------
                       (Bank of America N.A. LOC)                                                             9,000,000
      2,215,000        Brevard County, FL Weekly VRDNs (Greywater Investments)/(SunTrust Bank LOC)            2,215,000
      2,000,000        Broward County, FL HFA, (Series 1997) Weekly VRDNs (Jacaranda Village
                       Apartments)/
                       ----------------------------------------------------------------------------
                       (HSBC Bank USA LOC)                                                                    2,000,000
      1,515,000   (2)  Broward County, FL HFA, MERLOTS (Series 2001 A27) Weekly VRDNs (GNMA COL)/
                       ----------------------------------------------------------------------------
                       (Wachovia Bank N.A. LIQ)                                                               1,515,000
      2,010,000        Broward County, FL, IDRB (Series 1993) Weekly VRDNs (American Whirlpool
                       Products Corp. Project)/(Wachovia Bank N.A. LOC)                                       2,010,000
      1,980,000        Broward County, FL, IDRBs (Series 1997) Weekly VRDNs (Fast Real Estate
                       Partners Ltd.)/(SunTrust Bank LOC)                                                     1,980,000
      5,620,000   (2)  Broward County, FL, MERLOTS (Series 2004-B9) Weekly VRDNs (Wachovia Bank
                       N.A. LIQ) 5,620,000
      28,268,000  (2)  Clipper Tax-Exempt Certificates Trust (Florida AMT)/(Series 1999-5) Weekly
                       VRDNs (State Street Bank and Trust Co. LIQ)                                           28,268,000
      18,803,000  (2)  Clipper Tax-Exempt Certificates Trust (Florida-AMT)/(Series 2005-17) Weekly
                       VRDNs (Merrill Lynch & Co., Inc. LIQ)                                                 18,803,000
      5,000,000   (2)  Collier County, FL, ROCs (Series 379) Weekly VRDNs (MBIA Insurance Corp.
                       INS)/(Citibank N.A., New York LIQ)                                                     5,000,000
      1,300,000        Dade County, FL IDA, IDRBs (Series 1996A) Weekly VRDNs (U.S. Holdings,
                       Inc.)/(Wachovia Bank N.A. LOC)                                                         1,300,000
      6,515,000   (2)  Escambia County, FL HFA, (Series 2004 FR/RI-L12) Weekly VRDNs (GNMA
                       COL)/(Lehman Brothers Holdings, Inc. LIQ)                                              6,515,000
      1,695,000   (2)  Escambia County, FL HFA, Variable Rate Certificate (Series 2001-C) Weekly
                       VRDNs (GNMA COL)/(Bank of America N.A. LIQ)                                            1,695,000
      7,630,000        Eustis Health Facilities Authority, FL, (Series 1992) Weekly VRDNs (Florida
                       Hospital/
                       ----------------------------------------------------------------------------
                       Waterman, Inc.)/(SunTrust Bank LOC)                                                    7,630,000
      15,300,000       Florida HFA, (Series 1985 SS) Weekly VRDNs (Woodlands Apartments)/(Northern
                       Trust Co., Chicago, IL LOC)                                                           15,300,000
      1,200,000        Florida HFA, (Series 1985 YY) Weekly VRDNs (Monterey Meadows Apartments,
                       FL)/(FNMA LOC)                                                                         1,200,000
      8,740,000        Florida Higher Educational Facilities Financing Authority, (Series 2002)
                       Weekly VRDNs (Saint Leo University, FL)/(Amsouth Bank N.A., Birmingham, AL
                       LOC)                                                                                   8,740,000
      5,495,000   (2)  Florida Housing Finance Corp., MERLOTS (Series 1998B) Weekly VRDNs (MBIA
                       Insurance Corp. INS)/(Wachovia Bank N.A. LIQ)                                          5,495,000
      10,755,000  (2)  Florida Housing Finance Corp., PT-481 Weekly VRDNs (Oaks at Mill Creek
                       Apartments)/
                       ----------------------------------------------------------------------------
                       (FHLMC GTD)/(FHLMC LIQ)                                                               10,755,000
      2,300,000        Florida Housing Finance Corp., Wellesley Apartments (Series 2003 O) Weekly
                       VRDNs (TWC Sixty-Seven)/(Citibank N.A., New York LOC)                                  2,300,000
      6,300,000        Florida Housing Finance Corp., Wexford Apartments (Series 2003 P) Weekly
                       VRDNs (TWC Twenty-Two )/(Citibank N.A., New York LOC)                                  6,300,000
      9,670,000   (2)  Florida State Board of Education Capital Outlay, ROCs (Series 1014) Weekly
                       VRDNs (Florida State)/(Citigroup Global Markets Holdings, Inc. LIQ)                    9,670,000
      7,990,000   (2)  Florida State Board of Education Lottery, PT-1527 Weekly VRDNs (FGIC
                       INS)/(Merrill Lynch & Co., Inc. LIQ)                                                   7,990,000
      5,200,000   (2)  Florida State Board of Education, (Series 2004-1017) Weekly VRDNs (Florida
                       State)/(Morgan Stanley LIQ)                                                            5,200,000
      10,580,000  (2)  Florida State Department of Environmental Protection, (Series 2001-637)
                       Weekly VRDNs (MBIA Insurance Corp. INS)/(Morgan Stanley LIQ)                          10,580,000
      3,992,500   (2)  Florida State Department of Environmental Protection, Floater Certificates
                       (Series 2001-722) Weekly VRDNs (FGIC INS)/(Morgan Stanley LIQ)                         3,992,500
      5,000,000   (2)  Florida State Turnpike Authority, PUTTERs (Ser 218z) Weekly VRDNs (FGIC
                       INS)/(J.P. Morgan Chase Bank, N.A. LIQ)                                                5,000,000
      4,995,000   (2)  Fort Myers, FL Utilities Revenue, (Series 1998-168) Weekly VRDNs (FGIC
                       INS)/(Morgan Stanley LIQ)                                                              4,995,000
      2,500,000        Greater Orlando, FL Aviation Authority Weekly VRDNs (Cessna Aircraft
                       Co.)/(Textron Inc. GTD)                                                                2,500,000
      4,100,000        Greater Orlando, FL Aviation Authority, Adjustable Rate (Series 1997),
                       3.08% TOBs (Signature Flight Support Corp.)/(Bayerische Landesbank (GTD)
                       LOC), Optional Tender 12/1/2005                                                        4,100,000
      4,750,000        Highlands County, FL Health Facilities Authority, Hospital Revenue Bonds ,
                       3.35% TOBs (Adventist Health System/ Sunbelt Obligated Group), Mandatory
                       Tender 9/1/2005                                                                        4,757,238
      2,600,000   (2)  Hillsborough County, FL Aviation Authority, (Series 2004-1060) Weekly VRDNs
                       (Tampa International Airport)/(AMBAC INS)/(Morgan Stanley LIQ)                         2,600,000
      5,500,000        Hillsborough County, FL IDA Weekly VRDNs (Ringhaver Equipment
                       Co.)/(SunTrust Bank LOC)                                                               5,500,000
      5,500,000        Hillsborough County, FL IDA, (Series 1986) Weekly VRDNs (Seaboard Tampa
                       Terminals Venture)/(Wachovia Bank N.A. LOC)                                            5,500,000
       940,000         Hillsborough County, FL IDA, IDRBs (Series 1996) Weekly VRDNs (VIGO
                       Importing Co. Project)/(Bank of America N.A. LOC)                                       940,000
       400,000         Hillsborough County, FL IDA, Variable Rate Demand IRDB's (Series 1996)
                       Weekly VRDNs (Trident Yacht Building Partnership Project)/(Wachovia Bank
                       N.A. LOC)                                                                               400,000
      2,400,000        Indian River County, FL, IDRBs (Series 1997) Weekly VRDNs (Ocean Spray
                       Cranberries, Inc.)/(Wachovia Bank N.A. LOC)                                            2,400,000
      2,120,000        Jacksonville, FL EDC, Special Facility Airport Revenue Bonds (Series 2005B)
                       Weekly VRDNs (Holland-Sheltair Aviation Funding
                       LLC)/(Mellon Bank N.A.,
                       Pittsburgh LOC)                                                                        2,120,000
      2,700,000        Jacksonville, FL IDA, (Series 1996) Weekly VRDNs (Portion Pac, Inc.)/(Heinz
                       (H.J.) Co. GTD)                                                                        2,700,000
      4,875,000   (2)  Lee County, FL Airport, (PT-2514) Weekly VRDNs (FSA INS)/(Merrill Lynch &
                       Co., Inc. LIQ)                                                                         4,875,000
      17,975,000  (2)  Lee County, FL Solid Waste System, (Series 2003 FR/RI-L24J) Weekly VRDNs
                       (MBIA Insurance Corp. INS)/(Lehman Brothers Holdings, Inc. LIQ)                       17,975,000
      4,000,000        Liberty County, FL, (Series 2000) Weekly VRDNs (Sunshine State Cypress,
                       Inc.)/(Wachovia Bank N.A. LOC)                                                         4,000,000
      1,150,000        Lynn Haven, FL, (Series 1998A) Weekly VRDNs (Merrick Industries,
                       Inc.)/(Regions Bank, Alabama LOC)                                                      1,150,000
      2,500,000        Manatee County, FL HFA, (1990 Series A) Weekly VRDNs (Harbour
                       Pointe)/(Wachovia Bank N.A. LOC)                                                       2,500,000
      3,150,000        Manatee County, FL, (Series 1996A) Weekly VRDNs (Superior Electronics
                       Group, Inc.)/
                       ----------------------------------------------------------------------------
                       (Wachovia Bank N.A. LOC)                                                               3,150,000
      4,075,000        Manatee County, FL, (Series 1998 A) Weekly VRDNs (CFI Manufacturing, Inc.
                       Project)/
                       ----------------------------------------------------------------------------
                       (Standard Federal Bank, N.A. LOC)                                                      4,075,000
      1,970,000        Manatee County, FL, (Series 1998) Weekly VRDNs (Mader Electric,
                       Inc.)/(Wachovia Bank N.A. LOC)                                                         1,970,000
      2,400,000        Martin County, FL IDA, Tender Industrial Revenue Bonds (Series 1986) Weekly
                       VRDNs (Tampa Farm Service, Inc. Project)/(SunTrust Bank LOC)                           2,400,000
      2,160,000   (2)  Miami-Dade County, FL Educational Facilities Authority, PT-2097 Weekly
                       VRDNs (University of Miami)/(AMBAC INS)/(Merrill Lynch & Co., Inc. LIQ)                2,160,000
      6,950,000        Miami-Dade County, FL IDA, (Series 1998) Weekly VRDNs (Professional
                       Modification Services, Inc.)/(HSBC Bank USA LOC)                                       6,950,000
      15,100,000       Miami-Dade County, FL IDA, (Series 1999A) Weekly VRDNs (Airis Miami
                       LLC)/(AMBAC INS)/(Bayerische Landesbank (GTD) LIQ)                                    15,100,000
      1,900,000        Miami-Dade County, FL IDA, (Series 2003) Weekly VRDNs (Von Drehle
                       Holdings)/(Branch Banking & Trust Co., Winston-Salem LOC)                              1,900,000
      3,200,000        Miami-Dade County, FL IDA, (Series 2004) Weekly VRDNs (Tarmac
                       America)/(Bank of America N.A. LOC)                                                    3,200,000
      7,600,000   (2)  Miami-Dade County, FL, ROCs (Series 387) Weekly VRDNs (FGIC INS)/(Citibank
                       N.A., New York LIQ)                                                                    7,600,000
       235,000         Okeechobee County, FL, (Series 1992) Weekly VRDNs (Chambers Waste
                       Systems)/(J.P. Morgan Chase Bank, N.A. LOC)                                             235,000
      1,355,000   (2)  Orange County, FL HFA, (PT-2787) Weekly VRDNs (GNMA COL)/(Merrill Lynch &
                       Co., Inc. LIQ)                                                                         1,355,000
      2,285,000   (2)  Orange County, FL HFA, Variable Rate Certificates (Series 1997G) Weekly
                       VRDNs (GNMA COL)/(Bank of America N.A. LIQ)                                            2,285,000
      9,685,000   (2)  Orange County, FL, (PT-1557) Weekly VRDNs (FGIC INS)/(Merrill Lynch & Co.,
                       Inc. LIQ)                                                                              9,685,000
      8,260,000   (2)  Orlando, FL Housing Authority, Roaring Forks (Series 2003-7) Weekly VRDNs
                       (West Oaks Apartments)/(FNMA GTD)/(Bank of New York LIQ)                               8,260,000
      5,930,000   (2)  Orlando, FL Utilites Commission, ROCs (Series 1040), 1.70% TOBs (Citigroup
                       Global Markets Holdings, Inc. LIQ), Optional Tender 8/4/2005                           5,930,000
      3,620,000        Osceola County, FL HFA, (Series 2002A) Weekly VRDNs (Regatta Bay
                       Apartments)/(FNMA LOC)                                                                 3,620,000
      2,665,000        Palm Beach County, FL IDA Weekly VRDNs (Gulfstream Goodwill
                       Industries)/(Wachovia Bank N.A. LOC)                                                   2,665,000
      4,410,000        Palm Beach County, FL, (Series 2005) Weekly VRDNs (Maltz Jupiter Theatre,
                       Inc.)/(Bank of New York LOC)                                                           4,410,000
      2,000,000        Pasco County, FL Educational Facilities Authority, (Series 1999) Weekly
                       VRDNs (Saint Leo University, FL)/(Amsouth Bank N.A., Birmingham, AL LOC)               2,000,000
      1,415,000        Pinellas County Industry Council, FL, (Series 1997) Weekly VRDNs (Boyd
                       Industries, Inc.)/
                       ----------------------------------------------------------------------------
                       (Wachovia Bank N.A. LOC)                                                               1,415,000
      1,108,000        Pinellas County Industry Council, FL, IDRB (Series 1995) Weekly VRDNs (ATR
                       International Inc., Project)/(Wachovia Bank N.A. LOC)                                  1,108,000
      4,700,000   (2)  Reedy Creek Improvement District, FL Weekly VRDNs (AMBAC INS)/(JP Morgan
                       Chase Bank, N.A. LIQ)                                                                  4,700,000
      4,350,000        Sarasota County, FL Health Facilities Authority, (Series 2005A) Weekly
                       VRDNs (Sarasota-Manatee Jewish Housing Council,
                       Inc.)/(Bank of America N.A.
                       LOC)                                                                                   4,350,000
      11,900,000       Seminole County, FL School Board, 4.00% RANs, 5/23/2006                               12,017,116
      1,375,000        St. Lucie County, FL, (Series 2001A) Weekly VRDNs (A-1 Roof Trusses
                       Ltd.)/(Wachovia Bank N.A. LOC)                                                         1,375,000
      1,500,000        St. Petersburg, FL HFA Weekly VRDNs (Florida Blood Services,
                       Inc.)/(Wachovia Bank N.A. LOC)                                                         1,500,000
      3,300,000        Tamarac, FL, IDRB (Series 1995) Weekly VRDNs (Arch Aluminum & Glass Co.,
                       Inc. Project)/(Comerica Bank LOC)                                                      3,300,000
      2,980,000   (2)  Tampa Bay, FL Water Utility System, MERLOTS (Series 2001-A130) Weekly VRDNs
                       (FGIC INS)/(Wachovia Bank N.A. LIQ)                                                    2,980,000
      5,195,000   (2)  Tampa Bay, FL Water Utility System, Variable Rate Certificates (Series
                       2001-N) Weekly VRDNs (FGIC INS)/(Bank of America N.A. LIQ)                             5,195,000
       950,000         Volusia County, FL IDA Weekly VRDNs (Crane Cams)/(PNC Bank, N.A. LOC)                   950,000
      6,122,500   (2)  Volusia County, FL Tourist Development Tax Weekly VRDNs (FSA INS)/(Morgan
                       Stanley LIQ)                                                                           6,122,500
      1,900,000        Wakulla County, FL IDA Weekly VRDNs (Winco Utilities, Inc. Project)/(Bank
                       of America N.A. LOC)                                                                   1,900,000
                            TOTAL                                                                            432,198,354
                       Indiana--0.3%
      1,500,000        Poseyville, In, (Series 1998-A) Weekly VRDNs (North America Green,
                       Inc.)/(Harris, N.A. LOC)                                                               1,500,000
                       Kansas--0.2%
       860,000    (2)  Sedgwick & Shawnee Counties, KS, Variable Rate Certificates (Series 1999W)
                       Weekly VRDNs (GNMA COL)/(Bank of America N.A. LIQ)                                      860,000
                       Maryland--0.1%
       800,000         Harford County, MD EDA, (Series 2001) Weekly VRDNs (Clark Finance
                       LLC)/(Branch Banking & Trust Co., Winston-Salem LOC)                                    800,000
                       Massachusetts--1.0%
      5,000,000        Lawrence, MA, 3.25% BANs, 12/22/2005                                                   5,019,152
                       Minnesota--3.2%
      6,000,000        Eden Prairie, MN MFH, (Series 2003-A) Weekly VRDNs (Eden Prairie, MN Leased
                       Housing Associates LLP)/(Lasalle Bank, N.A. LOC)                                       6,000,000
      5,900,000        Minnetonka, MN, MFH Revenue Refunding Bonds (Series 1995) Weekly VRDNs
                       (Southampton Apartments (MN))/(National Bank of Canada, Montreal LOC)                  5,900,000
      4,000,000        St. Anthony, MN, (Series  2004A) Weekly VRDNs (Landings at Silver Lake
                       Village)/(Lasalle Bank, N.A. LOC)                                                      4,000,000
                            TOTAL                                                                            15,900,000
                       Multi State--1.1%
      1,000,000   (2)  Charter Mac Floater Certificates Trust I, (Nat-2 Series) Weekly VRDNs (MBIA
                       Insurance Corp. INS)/(Bank of America N.A., Bayerische Landesbank (GTD),
                       Dexia Credit Local, KBC Bank N.V., Landesbank Baden-Wuerttemberg (GTD),
                       Lloyds TSB Bank PLC, London and State Street Bank and Trust Co. LIQs)                  1,000,000
      4,400,000        St. Lucie County, FL, (Series 2000) Weekly VRDNs (Freedom Plastics,
                       Inc.)/(Lasalle Bank, N.A. LOC)                                                         4,400,000
                            TOTAL                                                                             5,400,000
                       New Mexico--2.0%
      9,931,358        New Mexico Mortgage Finance Authority, (Series 2005), 3.34% TOBs (Trinity
                       Plus Funding Co. LLC), Mandatory Tender 3/1/2006                                       9,931,358
                       Pennsylvania--2.4%
      10,000,000       Erie, PA City School District, 3.75% TRANs, 6/30/2006                                 10,075,328
      2,100,000        Pennsylvania EDFA, Economic Development Revenue Bonds (1996 Series D6)
                       Weekly VRDNs (Toyo Tanso Specialty Materials, Inc.)/(PNC Bank, N.A. LOC)               2,100,000
                            TOTAL                                                                            12,175,328
                       Tennessee--0.5%
      2,595,000        Shelby County, TN Health Education & Housing Facilities Board, (Series
                       2004A), 3.00% Bonds (Baptist Memorial Healthcare), 9/1/2005                            2,597,714
                       Texas--0.7%
      3,480,000   (2)  Harris County, TX, ROCs (Series 4056) Weekly VRDNs (Citigroup Global
                       Markets Holdings, Inc. LIQ)                                                            3,480,000
                       Wisconsin--1.0%
      4,950,000        Baraboo, WI School District, 2.75% TRANs, 9/20/2005                                    4,955,272
                            TOTAL MUNICIPAL INVESTMENTS--99.4%
                       ============================================================================
                            (AT AMORTIZED COST) (3)                                                          497,817,178
                            OTHER ASSETS AND LIABILITIES -NET--0.6%                                            2,773,050
                            TOTAL NET ASSETS--100%                                                     $      500,590,228

===================================================================================================================================

           Securities that are subject to the federal alternative minimum tax
           (AMT) represent 45.1% of the portfolio as calculated based upon total portfolio market value.

        1 The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's,
           MIG-1, or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by
           Fitch Ratings, are all considered rated in one of the two highest short-term rating categories.

           Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First
           Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.

           At July 31, 2005, the portfolio securities were rated as follows:

           Tier Rating Based on Total Market Value
             First Tier    Second Tier
            -------------- -------------
            -------------- -------------
                96.3%          3.7%
            -------------- -------------

         2 Denotes a restricted security, including securities purchased under Rule 144A of the Securities Act of 1933. These securities, all of which have been deemed liquid by criteria approved by the fund's
            Board of Trustees, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors.
            At July 31, 2005, these securities amounted to $259,406,000 which represents 51.8% of total net assets.
         3  Also represents cost for federal tax purposes.

Note:     The categories of investments are shown as a percentage of total net assets at July 31, 2005.


Investment Valuation
The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended.


The following acronyms are used throughout this portfolio:

AMBAC        --American Municipal Bond Assurance Corporation
AMT          --Alternative Minimum Tax
BANs         --Bond Anticipation Notes
COL          --Collateralized
EDA          --Economic Development Authority
EDC          --Economic Development Commission
EDFA         --Economic Development Financing Authority
FGIC         --Financial Guaranty Insurance Company
FHLMC        --Financial Home Loan Mortgage Corporation
FNMA         --Federal National Mortgage Association
FSA          --Financial Security Assurance
GNMA         --Government National Mortgage Association
GTD          --Guaranteed
HFA          --Housing Finance Authority
IDA          --Industrial Development Authority
IDRB(s)      --Industrial Development Revenue Bond(s)
INS          --Insured
LIQ          --Liquidity Agreement
LOC          --Letter of Credit
MERLOTS      --Municipal Exempt Receipts -- Liquidity Optional Tender Series
MFH          --Multi-Family Housing
PUTTERs      --Puttable Tax-Exempt  Receipts
RANs         --Revenue Anticipation Notes
ROCs         --Reset Option Certificates
TOBs         --Tender Option Bonds
TOPS         --Trust Obligation Participating Securities
TRANs        --Tax and Revenue Anticipation Notes
VRDNs        --Variable Rate Demand Notes





GEORGIA MUNICIPAL CASH TRUST
PORTFOLIO OF INVESTMENTS
July 31, 2005 (unaudited)

       Principal
        Amount                                                                                                  Value

                        SHORT-TERM MUNICIPALS--103.0%(1)
                        Georgia--101.6%
 $    33,210,000    (2) ABN AMRO MuniTOPS Certificates Trust (Georgia Non-AMT)/(Series 2000-4)
                        Weekly VRDNs (Atlanta, GA, Airport General Revenue)/(FGIC INS)/(ABN AMRO
                        Bank NV, Amsterdam LIQ)                                                        $     33,210,000
      10,000,000    (2) ABN AMRO MuniTOPS Certificates Trust (Georgia Non-AMT)/(Series 2004-15),
                        Weekly VRDNs (Fulton County, GA, Water & Sewage System)/(FGIC INS)/(ABN
                        AMRO Bank NV, Amsterdam LIQ)                                                         10,000,000
       5,000,000        Albany, GA, 2.60% TANs, 12/30/2005                                                    5,002,040
       2,300,000        Albany-Dougherty, GA, Payroll Development Authority, Weekly VRDNs (Flint
                        River Services, Inc.)/(Columbus Bank and Trust Co., GA LOC)                           2,300,000
        800,000         Athens-Clarke County, GA, IDA (Series 1997), Weekly VRDNs (Armagh
                        Capital Resource LLC)/(Wachovia Bank N.A. LOC)                                         800,000
      11,375,000    (2) Atlanta, GA, Airport General Revenue (PA-916R), Weekly VRDNs (FGIC
                        INS)/(Merrill Lynch & Co., Inc. LIQ)                                                 11,375,000
       6,500,000    (2) Atlanta, GA, Airport General Revenue (PA 926R), Weekly VRDNs (FGIC
                        INS)/(Merrill Lynch & Co., Inc. LIQ)                                                  6,500,000
      10,000,000        Atlanta, GA, Downtown Development Authority (Series 2002), Weekly VRDNs
                        (Atlanta, GA)/
                        -------------------------------------------------------------------------
                        (AMBAC INS)/(Landesbank Hessen-Thueringen GTD LIQ)                                   10,000,000
       4,520,000    (2) Atlanta, GA, Water & Wastewater, Variable Rate Certificates (Series
                        2002A), Weekly VRDNs (MBIA Insurance Corp. INS)/(Bank of
                        America N.A.
                        LIQ)                                                                                  4,520,000
        760,000         Augusta, GA, HFA (Series 19998), Weekly VRDNs (Sterling Ridge
                        Apartments)/(Amsouth Bank N.A., Birmingham, AL LOC)                                    760,000
       3,600,000        Bibb County, GA, Development Authority (Series 2003), Weekly VRDNs
                        (Goodwill Industries of Middle Georgia, Inc.)/(Bank of America N.A. LOC)              3,600,000
      14,390,000        Burke County, GA, Development Authority (Series 1999B), Daily VRDNs
                        (Oglethorpe Power Corp.)/(AMBAC INS)/(JPMorgan Chase Bank, N.A. LIQ)                 14,390,000
       4,000,000        Burke County, GA, Development Authority, PCR Bonds (Series 1994A:
                        Vogtle), Weekly VRDNs (Oglethorpe Power Corp.)/(FGIC INS)/(Dexia Credit
                        Local LIQ)                                                                            4,000,000
       2,700,000        Carroll County, GA, Development Authority (Series 2001), Weekly VRDNs
                        (Janus Investments LLC)/(Columbus Bank and Trust Co., GA LOC)                         2,700,000
       2,500,000        Cartersville, GA, Development Authority (Series 2005), Weekly VRDNs
                        (Aquafil U.S.A., Inc.)/(Branch Banking & Trust Co., Winston-Salem LOC)                2,500,000
       7,080,000    (2) Cherokee County, GA, Water & Sewer Authority, MERLOTS (Series 2000 A23),
                        2.11% TOBs (MBIA Insurance Corp. INS)/(Wachovia Bank N.A. LIQ), Optional
                        Tender 11/10/2005                                                                     7,080,000
       6,540,000        Clayton County, GA, Housing Authority (Series 2000: Villages at Lake
                        Ridge Apartments), Weekly VRDNs (Timber Mills Partners LP)/(Amsouth Bank
                        N.A., Birmingham, AL LOC)                                                             6,540,000
      20,000,000        Clayton County, GA, School District (Series 2005), 3.25% TANs, 12/23/2005            20,038,600
       3,000,000        Cobb County, GA, Development Authority (Series 2003), Weekly VRDNs
                        (Young Men's Christian Association of Cobb County, GA, Inc.)/(Branch
                        Banking & Trust Co. of Virginia LOC)                                                  3,000,000
       5,450,000        Cobb County, GA, Development Authority (Series 2004B), Weekly VRDNs
                        (Presbyterian Village, Austell, Inc.)/(Allied Irish Banks PLC LOC)                    5,450,000
       8,000,000        Cobb County, GA, Housing Authority (Series 2003), Weekly VRDNs
                        (Woodchase Village Apartments)/(Regions Bank, Alabama LOC)                            8,000,000
       2,300,000        Cobb County, GA, Housing Authority (Series 2004), Weekly VRDNs (Parkland
                        Manor LP)/
                        -------------------------------------------------------------------------
                        (Wachovia Bank N.A. LOC)                                                              2,300,000
       9,675,000        Cobb County, GA, IDA (Series 1997), Weekly VRDNs (Wyndham Gardens)/(ABN
                        AMRO Bank NV, Amsterdam LOC)                                                          9,675,000
       1,200,000        Cobb County, GA, IDA, IDRB (Series 1995), Weekly VRDNs (Consolidated
                        Engineering Co., Inc.)/(Branch Banking & Trust Co., Winston-Salem LOC)                1,200,000
       4,570,000        Columbus, GA, IDA Industrial & Port Development Commission (Series
                        1992), Weekly VRDNs (Maine Street Village Partnership)/(Columbus Bank
                        and Trust Co., GA LOC)                                                                4,570,000
       7,880,000        Columbus, GA, IDA (Series 2002), Weekly VRDNs (Denim North America
                        LLC)/(Columbus Bank and Trust Co., GA LOC)                                            7,880,000
       7,370,000        Crisp County, GA, Solid Waste Management Authority (Series 1998), Weekly
                        VRDNs (FSA INS)/(Wachovia Bank N.A. LIQ)                                              7,370,000
       7,500,000        Dade County, GA, IDA (Series 1997), Weekly VRDNs (Bull Moose Tube
                        Co.)/(U.S. Bank, N.A. LOC)                                                            7,500,000
      10,000,000        Dalton, GA, Development Authority (Series 2003B), Weekly VRDNs (Hamilton
                        Medical Center, Inc.)/(Bank of America N.A. LOC)                                     10,000,000
       1,245,000        Dawson County, GA, Development Authority (Series 1999), Weekly VRDNs
                        (Impulse Investments LLC)/(Wachovia Bank N.A. LOC)                                    1,245,000
       1,850,000        Dawson County, GA, Development Authority (Series 2002), Weekly VRDNs
                        (Impulse Manufacturing, Inc.)/(Wachovia Bank N.A. LOC)                                1,850,000
       1,250,000        DeKalb County, GA, Development Authority, Weekly VRDNs (Rock-Tenn
                        Co.)/(SunTrust Bank LOC)                                                              1,250,000
       1,100,000        DeKalb County, GA, Development Authority (Series 1992), Weekly VRDNs
                        (American Cancer Society, GA)/(SunTrust Bank LOC)                                     1,100,000
        350,000         DeKalb County, GA, Development Authority (Series 1992), Weekly VRDNs
                        (House of Cheatham, Inc.)/(Bank of America N.A. LOC)                                   350,000
        910,000         DeKalb County, GA, Development Authority (Series 1996), Weekly VRDNs
                        (DeKalb Steel, Inc.)/(Wachovia Bank N.A. LOC)                                          910,000
       2,400,000        DeKalb County, GA, Development Authority (Series 1999), Weekly VRDNs
                        (Boy's and Girl's Clubs)/(SunTrust Bank LOC)                                          2,400,000
      10,000,000        DeKalb County, GA, MFH Authority (Series 2003), Weekly VRDNs (Timber
                        Trace Apartments)/(FHLMC LOC)                                                        10,000,000
      11,000,000        DeKalb County, GA , MFH Authority (Series 2004), Weekly VRDNs (Highlands
                        at East Atlanta Apartments)/(Bank of America N.A. LOC)                               11,000,000
      21,000,000        De Kalb Private Hospital Authority, GA (Series 1994B), Weekly VRDNs
                        (Egleston Children's Hospital at Emory University, Inc.)/(SunTrust Bank
                        LOC) 21,000,000
       4,685,000        Dougherty County, GA, Development Authority (Series 2001), Weekly VRDNs
                        (Deerfield-Windsor School)/(Regions Bank, Alabama LOC)                                4,685,000
      13,000,000        Dougherty County, GA, School System, 3.25% TANs, 12/30/2005                          13,026,395
        800,000         Douglas County, GA, Development Authority (Series 1997) Weekly VRDNs
                        (Austral Insulated Products, Inc.)/(Regions Bank, Alabama LOC)                         800,000
        440,000         Douglas County, GA, Development Authority (Series 1997), Weekly VRDNs
                        (Paul B. Goble)/(Wachovia Bank N.A. LOC)                                               440,000
       4,900,000        Douglas County, GA, Development Authority (Series 1998A), Weekly VRDNs
                        (Heritage Bag)/(Wachovia Bank N.A. LOC)                                               4,900,000
       7,410,000        Douglas County, GA, Development Authority (Series 2002), Weekly VRDNs
                        (Reflek Manufacturing, Inc.)/(Bank of America N.A. LOC)                               7,410,000
       2,725,000        Forsyth County, GA, Development Authority (Series 2002), Weekly VRDNs
                        (Brama LLC)/(Wachovia Bank N.A. LOC)                                                  2,725,000
       5,700,000        Forsyth County, GA, Development Authority, IDRB (Series 1995), Weekly
                        VRDNs (American BOA, Inc.)/(Dresdner Bank AG, Frankfurt LOC)                          5,700,000
       4,620,000        Franklin County, GA, Industrial Building Authority (Series 1995), Weekly
                        VRDNs (Bosal Industries, Inc.)/(Standard Federal Bank, N.A. LOC)                      4,620,000
       6,575,000        Fulco, GA, Hospital Authority (Series 1999), Weekly VRDNs (Piedmont
                        Hospital)/(SunTrust Bank LOC)                                                         6,575,000
       1,880,000        Fulton County, GA, Development Authority (Series 1998), Weekly VRDNs
                        (Morehouse School of Medicine)/(SunTrust Bank LOC)                                    1,880,000
       5,595,000        Fulton County, GA, Development Authority (Series 1999), Weekly VRDNs
                        (Boy's and Girl's Clubs)/(SunTrust Bank LOC)                                          5,595,000
       3,100,000        Fulton County, GA, Development Authority (Series 2001), Weekly VRDNs
                        (Alpharetta Christian Academy, Inc.)/(Wachovia Bank N.A. LOC)                         3,100,000
       1,000,000        Fulton County, GA, Development Authority (Series 2001), Weekly VRDNs
                        (Trinity School, Inc.)/(SunTrust Bank LOC)                                            1,000,000
        900,000         Fulton County, GA, Development Authority (Series 2002), Weekly VRDNs
                        (The Sheltering Arms)/(Bank of America N.A. LOC)                                       900,000
       4,500,000        Fulton County, GA, IDA (Series 2005), Weekly VRDNs (Phoenix Stamping
                        Group LLC)/
                        -------------------------------------------------------------------------
                        (Columbus Bank and Trust Co., GA LOC)                                                 4,500,000
       2,330,000        Fulton De Kalb, GA, Hospital Authority, Refunding Revenue Certificates
                        (Series 2003), 4.00% Bonds, 1/1/2006                                                  2,343,196
       2,500,000        Gainesville and Hall County, GA, Development Authority (Series 2000),
                        Weekly VRDNs (ATEX, Inc.)/(Wachovia Bank N.A. LOC)                                    2,500,000
       4,875,000        Gainesville and Hall County, GA, Development Authority (Series 2002),
                        Weekly VRDNs (Fieldale Farms Corp.)/(Wachovia Bank N.A. LOC)                          4,875,000
       4,960,000    (2) Gainesville, GA, Housing Authority (PT-1985), Weekly VRDNs (Lenox Park
                        Apartments)/
                        -------------------------------------------------------------------------
                        (Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC)                       4,960,000
       4,500,000        Gainesville, GA, Redevelopment Authority (Series 1999), Weekly VRDNs
                        (Brenau University, Inc.)/(SunTrust Bank LOC)                                         4,500,000
       1,400,000        Gainesville, GA, Redevelopment Authority, Downtown Developments, Ltd
                        (Series 1987), Weekly VRDNs (Downtown Developments Ltd.)/(Regions Bank,
                        Alabama LOC)                                                                          1,400,000
       8,562,048        Georgia Municipal Association Weekly VRDNs (MBIA Insurance Corp.
                        INS)/(Bank of America N.A. LIQ)                                                       8,562,048
       1,100,000        Georgia Ports Authority (Series 1996A), Weekly VRDNs (Colonel's Island
                        Terminal)/(SunTrust Bank LOC)                                                         1,100,000
       3,435,000    (2)  Georgia State HFA, MERLOTS (Series 2001 A-106), 2.17% TOBs (Wachovia
                        Bank N.A. LIQ), Optional Tender 11/10/2005                                            3,435,000
        465,000         Georgia State Municipal Gas Authority (Series A), Weekly VRDNs
                        (Bayerische Landesbank GTD, JPMorgan Chase Bank, N.A., Landesbank
                        Hessen-Thueringen GTD and Wachovia Bank N.A. LOCs)                                     465,000
       9,100,000        Georgia State Municipal Gas Authority (Series A), Weekly VRDNs
                        (Bayerische Landesbank GTD, JPMorgan Chase Bank, N.A., Landesbank
                        Hessen-Thueringen GTD and Wachovia Bank N.A. LOCs)                                    9,100,000
       4,000,000        Georgia State Municipal Gas Authority (Series B), Weekly VRDNs
                        (Bayerische Landesbank GTD, Credit Suisse, Zurich, JPMorgan Chase Bank,
                        N.A. and Wachovia Bank N.A. LOCs)                                                     4,000,000
       2,115,000        Georgia State Municipal Gas Authority (Series B), Weekly VRDNs
                        (Bayerische Landesbank GTD, JPMorgan Chase Bank, N.A., Landesbank
                        Hessen-Thueringen GTD and Wachovia Bank N.A. LOCs)                                    2,115,000
       8,500,000        Georgia State Municipal Gas Authority (Series C), Weekly VRDNs (Bank of
                        America N.A., Bayerische Landesbank GTD, JPMorgan Chase Bank, N.A.,
                        Landesbank Hessen-Thueringen GTD and Wachovia Bank N.A. LOCs)                         8,500,000
       5,020,000    (2) Georgia State Road and Tollway Authority, (PT-2019), Weekly VRDNs
                        (Georgia State GTD)/(Merrill Lynch & Co., Inc. LIQ)                                   5,020,000
       8,745,000    (2) Georgia State, Floater Certificates (Series 2011-647), Weekly VRDNs
                        (Morgan Stanley LIQ)                                                                  8,745,000
      12,990,000    (2) Georgia State, PUTTERs (Series 128), Weekly VRDNs (J.P. Morgan Chase &
                        Co. LIQ)                                                                             12,990,000
       8,075,000    (2) Georgia State, PUTTERs (Series 440), Weekly VRDNs (PNC Bank, N.A. LIQ)                8,075,000
      13,215,000    (2) Georgia State, PUTTERs (Series 493), Weekly VRDNs (JPMorgan Chase Bank,
                        N.A. LIQ)                                                                            13,215,000
       1,980,000        Gwinnett County, GA, Development Authority (Series 1996), Weekly VRDNs
                        (Sidel, Inc.)/
                        -------------------------------------------------------------------------
                        (Bank of America N.A. LOC)                                                            1,980,000
        430,000         Gwinnett County, GA, Development Authority (Series 1997), Weekly VRDNs
                        (Virgil R. Williams, Jr.)/(Wachovia Bank N.A. LOC)                                     430,000
       2,380,000        Gwinnett County, GA, Development Authority (Series 2004), Weekly VRDNs
                        (Pak-Lite, Inc.)/(Wachovia Bank N.A. LOC)                                             2,380,000
      13,250,000        Gwinnett County, GA, Housing Authority, (Series 2003), Weekly VRDNs
                        (North Glen Apartments)/(Regions Bank, Alabama LOC)                                  13,250,000
       1,800,000        Heard County, GA, Development Authority, (First Series 1996), Daily
                        VRDNs (Georgia Power Co.)                                                             1,800,000
        580,000         Jackson County, GA, IDA (Series 1997), Weekly VRDNs (Mullett
                        Co.)/(Wachovia Bank N.A. LOC)                                                          580,000
       2,800,000        Jefferson, GA, Development Authority (Series 2001), Weekly VRDNs
                        (Building Investment Co. LLC)/(Regions Bank, Alabama LOC)                             2,800,000
      14,000,000        Kennesaw, GA, Development Authority (Series 2004), Weekly VRDNs
                        (Lakeside Vista Apartments)/(FNMA LOC)                                               14,000,000
       2,720,000        La Grange, GA, MFH Authority, Revenue Bonds, 2.75% TOBs (Lee's Crossing
                        Project Phase I)/(Columbus Bank and Trust Co., GA LOC), Optional Tender
                        11/1/2005                                                                             2,720,002
       2,900,000        La Grange, GA, MFH Authority, Revenue Bonds, 2.75% TOBs (Lee's Crossing
                        Project Phase II)/(Columbus Bank and Trust Co., GA LOC), Optional Tender
                        11/1/2005                                                                             2,900,002
       3,630,000        LaGrange, GA, Housing Authority, Multi-Family Refunding Revenue Bonds
                        (Series 1997), Weekly VRDNs (Greenwood Park)/(Columbus Bank and Trust
                        Co., GA LOC)                                                                          3,630,000
       3,465,000        LaGrange, GA, Housing Authority, Multi-Family Refunding Revenue Bonds
                        (Series 1997), Weekly VRDNs (Meadow Terrace)/(Columbus Bank and Trust
                        Co., GA LOC)                                                                          3,465,000
       7,770,000    (2) Marietta, GA, Housing Authority, MFH Revenue Bonds (Series 1995), Weekly
                        VRDNs (Chalet Apartments)/(General Electric Capital Corp. LOC)                        7,770,000
       1,660,000        Medical Center Hospital Authority, GA (Series 2004), Weekly VRDNs
                        (Spring Harbor at Green Island)/(Bank of Scotland, Edinburgh LOC)                     1,660,000
       3,210,000    (2) Metropolitan Atlanta Rapid Transit Authority, ROCs (Series 4011), Weekly
                        VRDNs (FSA INS)/(Citigroup Global Markets Holdings, Inc. LIQ)                         3,210,000
       1,997,000        Milledgeville & Baldwin County, GA, Development Authority (Series 2000),
                        Weekly VRDNs (Vernay Manufacturing, Inc.)/(U.S. Bank, N.A. LOC)                       1,997,000
       7,500,000        Monroe County, GA, Development Authority, (Series 1995-2nd), 2.83% TOBs
                        (Georgia Power Co.), Mandatory Tender 5/5/2006                                        7,500,000
       3,050,000        Montgomery County, GA, Development Authority (Series 2001), Weekly VRDNs
                        (Brewton Parker College, Inc.)/(Regions Bank, Alabama LOC)                            3,050,000
       4,500,000        Newnan, GA, Housing Authority, (Series 2002), Weekly VRDNs (Summit Point
                        Apartments)/
                        -------------------------------------------------------------------------
                        (Columbus Bank and Trust Co., GA LOC)                                                 4,500,000
       8,000,000        Rockdale County, GA, 3.15% TANs, 12/30/2005                                           8,014,659
       5,600,000        Rome-Floyd County, GA, Development Authority (Series 2000), Weekly VRDNs
                        (Steel King Industries, Inc.)/(Marshall & Ilsley Bank, Milwaukee LOC)                 5,600,000
       3,550,000        Rome-Floyd County, GA, Development Authority (Series 2000), Weekly VRDNs
                        (VTI of Georgia)/(Wells Fargo Bank Minnesota N.A. LOC)                                3,550,000
       3,240,000        Roswell, GA, Housing Authority (Series 2005), Weekly VRDNs (Wood Creek
                        Apartments)/
                        -------------------------------------------------------------------------
                        (FNMA LOC)                                                                            3,240,000
       4,600,000        Roswell, GA, Housing Authority, MFH Refunding Revenue Bonds (Series
                        1988A), Weekly VRDNs (Belcourt Ltd.)/(Northern Trust Co., Chicago, IL
                        LOC)                                                                                  4,600,000
       1,500,000        Savannah, GA, EDA (Series 1995A), Weekly VRDNs (Home Depot, Inc.)                     1,500,000
       2,000,000        Savannah, GA, EDA (Series 2000), Weekly VRDNs (Republic Services of
                        Georgia)/(SunTrust Bank LOC)                                                          2,000,000
       2,000,000        Tallapoosa, GA, Development Authority (Series 1994), Weekly VRDNs (U.S.
                        Can Co.)/
                        -------------------------------------------------------------------------
                        (Deutsche Bank Trust Co. Americas LOC)                                                2,000,000
       1,565,000        Thomasville, GA, HFA (Series 2002A), Weekly VRDNs (Wood Valley
                        Apartments)/(Wachovia Bank N.A. LOC)                                                  1,565,000
       1,000,000        Thomasville, GA, Payroll Development Authority (Series 2005A), Weekly
                        VRDNs (American Fresh Foods LP)/(Wachovia Bank N.A. LOC)                              1,000,000
       7,000,000        Wayne County, GA, IDA (Series 2004), Weekly VRDNs (Great Southern Wood,
                        Inc.)/
                        -------------------------------------------------------------------------
                        (Wachovia Bank N.A. LOC)                                                              7,000,000
       1,400,000        Whitfield County, GA, Development Authority Weekly VRDNs (Franklin
                        Industries, Inc.)/(Bank of America N.A. LOC)                                          1,400,000
       1,175,000        Whitfield County, GA, Development Authority (Series 1996), Weekly VRDNs
                        (AMC International, Inc.)/(SunTrust Bank LOC)                                         1,175,000
       3,400,000        Winder-Barrow County, GA, Joint Development Authority (Series 2001),
                        Weekly VRDNs (Athens, GA YMCA)/(Wachovia Bank N.A. LOC)                               3,400,000
                             TOTAL                                                                           562,788,942
                        Puerto Rico--1.4%
       7,595,000    (2) Puerto Rico Infrastructure Financing Authority (Series 2000-483), 1.83%
                        TOBs (Puerto Rico Infrastructure Financing Authority, Special Obligation
                        2000 A)/(Morgan Stanley LIQ), Optional Tender 10/13/2005                              7,595,000
                             TOTAL MUNICIPAL INVESTMENTS--103.0%
                        =========================================================================
                              (AT AMORTIZED COST)(3)                                                         570,383,942
                             TOTAL ASSETS AND LIABILITIES  NET- (3.0)%                                      (16,828,036)
                             TOTAL NET ASSETS -100%                                                    $     553,555,906

====================================================================================================================================

           Securities that are subject to the federal alternative minimum tax
           (AMT) represent 37.4% of the portfolio as calculated based upon total portfolio market value.

        1 The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's,
           MIG-1 or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by
           Fitch Ratings, are all considered rated in one of the two highest short-term rating categories.

           Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First
           Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.

           At July 31, 2005, the portfolio securities were rated as follows:

           Tier Rating Based on Total Market Value

           First Tier   Second Tier
           ------------ ------------
           ------------

           100.0%       0.0%
           ------------ ------------

        2 Denotes a restricted security, including securities purchased under Rule 144A of the Securities Act of 1933. These securities, all of which have been deemed liquid by criteria approved by the fund's
           Board of Trustees, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors.
           At July 31, 2005, these securities amounted to $147,700,000 which represents 26.7% of total net assets.
        3  Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at July 31, 2005.

Investment Valuation
The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended.

The following acronyms are used throughout this portfolio:

AMBAC      --American Municipal Bond Assurance Corporation
AMT        --Alternative Minimum Tax
EDA        --Economic Development Authority
FGIC       --Financial Guaranty Insurance Company
FHLMC      --Federal Home Loan Mortgage Corporation
FNMA       --Federal National Mortgage Association
FSA        --Financial Security Assurance
GTD        --Guaranteed
HFA        --Housing Finance Authority
IDA        --Industrial Development Authority
IDRB       --Industrial Development Revenue Bond
INS        --Insured
LIQ        --Liquidity Agreement
LOC(s)     --Letter(s) of Credit
MERLOTS    --Municipal Exempt Receipts -- Liquidity Optional Tender Series
MFH        --Multi-Family Housing
PCR        --Pollution Control Revenue
PUTTERs    --Puttable Tax-Exempt Receipts
ROCs       --Reset Option Certificates
TANs       --Tax Anticipation Notes
TOBs       --Tender Option Bonds
TOPS       --Trust Obligation Participating Securities
VRDNs      --Variable Rate Demand Notes






MARYLAND MUNICIPAL CASH TRUST
PORTFOLIO OF INVESTMENTS
July 31, 2005 (unaudited)

        Principal
         Amount                                                                                                  Value

                          SHORT-TERM MUNICIPALS----99.4%(1)
                          Maryland--95.9%
  $     1,275,000         Baltimore County, MD IDA, (Series 1994A), Weekly VRDNs (Pitts Realty
                          LP)/(Bank of New York LOC)                                                     $     1,275,000
        2,400,000         Baltimore County, MD IDA, Variable Rate Demand Acquisition Program
                          (Series 1986), Weekly VRDNs (Baltimore Capital Acquisition)/(Bayerische
                          Landesbank (Guaranteed) LOC)                                                         2,400,000
        2,100,000         Baltimore County, MD Port Facility Monthly VRDNs (Occidental Petroleum
                          Corp.)/(BNP Paribas SA LOC)                                                          2,100,000
        2,300,000         Baltimore County, MD Weekly VRDNs (Calvert Hall College)/(Manufacturers
                          & Traders Trust Co., Buffalo, NY LOC)                                                2,300,000
        1,430,000         Baltimore County, MD, (1994 Issue), Weekly VRDNs (Direct Marketing
                          Associates, Inc. Facility)/(Manufacturers & Traders Trust Co., Buffalo,
                          NY LOC)                                                                              1,430,000
        1,185,000         Baltimore County, MD, (Series 1999), Weekly VRDNs (Calvert Hall
                          College)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC)                        1,185,000
        3,500,000         Calvert County, MD EDA, (Series 2001), Weekly VRDNs (Asbury-Solomons,
                          Inc.)/(KBC Bank N.V. LOC)                                                            3,500,000
         400,000          Carroll County, MD, (Series 1995B), Weekly VRDNs (Evapco, Inc.)/(Bank
                          of America N.A. LOC)                                                                  400,000
        3,000,000         Carroll County, MD, (Series 1999B), Weekly VRDNs (Fairhaven,
                          Inc./Copper Ridge, Inc.)/(Radian Asset Assurance INS)/(Branch Banking &
                          Trust Co., Winston-Salem LIQ)                                                        3,000,000
        3,000,000         Frederick County, MD, (1997 Issue), Weekly VRDNs (Homewood at Frederick
                          MD, Inc. Facility)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC)              3,000,000
        3,480,000         Harford County, MD EDA, (Series 2001), Weekly VRDNs (Clark Finance
                          LLC)/(Branch Banking & Trust Co., Winston-Salem LOC)                                 3,480,000
         700,000          Harford County, MD, (Series 1988), Weekly VRDNs (1001 Partnership
                          Facility)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC)                        700,000
        1,180,000         Harford County, MD, EDRB (Series 1996), Weekly VRDNs (Citrus and Allied
                          Essences Ltd.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC)                  1,180,000
        4,965,000         Howard County, MD, (Series 2002-A), Weekly VRDNs (Columbia Vantage
                          House Corp.)/(Lasalle Bank, N.A. LOC)                                                4,965,000
        2,900,000         Maryland IDFA, (Series 1999), 3.08% TOBs (Signature Flight Support
                          Corp.)/(Bayerische Landesbank (Guaranteed) LOC), Optional Tender
                          12/1/2005                                                                            2,900,000
        2,500,000    (2)  Maryland State Community Development Administration, (PA-629R), Weekly
                          VRDNs (Merrill Lynch & Co., Inc. LIQ)                                                2,500,000
        2,640,000    (2)  Maryland State Community Development Administration, (PT-2607), Weekly
                          VRDNs (Merrill Lynch & Co., Inc. LIQ)                                                2,640,000
        2,110,000         Maryland State Community Development Administration, (Series 1990B),
                          Weekly VRDNs (Cherry Hill Apartment Ltd.)/(Manufacturers & Traders
                          Trust Co., Buffalo, NY LOC)                                                          2,110,000
        2,725,000    (2)  Maryland State Community Development Administration, (Series 2004
                          FR/RI-L59J), Weekly VRDNs (Lehman Brothers Holdings, Inc. LIQ)                       2,725,000
        1,750,000         Maryland State Economic Development Corp., (Series 1998), Weekly VRDNs
                          (Morrison Health Care, Inc.)/(Bank of America N.A. LOC)                              1,750,000
        1,700,000         Maryland State Economic Development Corp., (Series 2000) Weekly VRDNs
                          (AFCO Cargo BWI II LLC)/(SunTrust Bank LOC)                                          1,700,000
        2,800,000         Maryland State Economic Development Corp., (Series 2000) Weekly VRDNs
                          (Hunter Douglas Northeast, Inc.)/(Wachovia Bank N.A. LOC)                            2,800,000
        2,300,000         Maryland State Health & Higher Educational Facilities Authority,
                          (Series 2001C) Weekly VRDNs (Collington Episcopal Life Care Community,
                          Inc.)/(Lasalle Bank, N.A. LOC)                                                       2,300,000
        5,350,000         Maryland State IDFA, (1994 Issue), Weekly VRDNs (Baltimore
                          International Culinary College Foundation, Inc.)/(SunTrust Bank LOC)                 5,350,000
        3,500,000         Montgomery County, MD EDA, (Series 2002) Weekly VRDNs (Institute for
                          Genomic Research, Inc.)/(Bank of America N.A. LOC)                                   3,500,000
        1,151,000         Montgomery County, MD Housing Opportunities Commission, (Series 1998
                          Issue I) Weekly VRDNs (Byron House, Inc. Facility)/(Manufacturers &
                          Traders Trust Co., Buffalo, NY LOC)                                                  1,151,000
         669,000          Montgomery County, MD Weekly VRDNs (Information Systems and Networks
                          Corp.)/(Bank of America N.A. LOC)                                                     669,000
        2,000,000    (2)  Northeast, MD Waste Disposal Authority, (PT-766), Weekly VRDNs (AMBAC
                          INS)/(Landesbank Hessen-Thueringen (Guaranteed) LIQ)                                 2,000,000
        1,355,000    (2)  Prince Georges County, MD Housing Authority Mortgage, (PT-1311) Weekly
                          VRDNs (GNMA COL)/(Merrill Lynch & Co., Inc. LIQ)                                     1,355,000
        1,375,000         Queen Annes County, MD Economic Development Revenue, (Series 1994),
                          2.80% TOBs (Safeway Inc.)/(Deutsche Bank Trust Co. Americas LOC),
                          Mandatory Tender 12/1/2005                                                           1,375,000
        3,000,000         Washington County, MD, (Series 2000) Weekly VRDNs (YMCA of Hagerstown,
                          Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC)                           3,000,000
                               TOTAL                                                                          70,740,000
                          Puerto Rico--3.5%
        2,300,000    (2)  Commonwealth of Puerto Rico, PUTTERS (Series 349), Weekly VRDNs
                          (Financial Security Assurance, Inc. INS)/(J.P. Morgan Chase & Co. LIQ)               2,300,000
         305,000     (2)  Puerto Rico HFA, (Series 2003 FR/RI-L30J), Weekly VRDNs (GNMA
                          COL)/(Lehman Brothers Holdings, Inc. LIQ)                                             305,000
                               TOTAL                                                                           2,605,000
                               TOTAL MUNICIPAL INVESTMENTS---99.4%
                          ========================================================================
                                (AT AMORTIZED COST)(3)                                                        73,345,000
                               OTHER ASSETS AND LIABILITIES---NET--0.6%                                          408,557
                               TOTAL NET ASSETS---100%                                                   $    73,753,557

     Securities that are subject to the federal alternative minimum tax (AMT) represent 42.6% of the portfolio as calculated based upon total portfolio market value.

     1 The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1, or MIG-2 by Moody's Investors Service, or F-1+, F-1, or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term
          rating                                                     categories.
          ======================================================================

     Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.

          At July 31, 2005, the portfolio securities were rated as follows:

               Tier Rating Percentage Based on Total Market Value

                                First Tier Second
                                      Tier
                                   100.0% 0.0%

     2 Denotes a restricted security, including securities purchased under Rule 144A of the Securities Act of 1933. These securities, all of which have been deemed liquid by criteria approved by the Fund's Board of Trustees, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. At July 31, 2005, these securities amounted to $13,825,000 which represents 18.7% of total net assets.

     3    Also represents cost for federal tax purposes.


Note:         The categories of investments are shown as a percentage of total net assets at July 31, 2005.

Investment Valuation
The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Investment Company Act of 1940 .

The following acronyms are used throughout this portfolio:

AMBAC             --American Municipal Bond Assurance Corporation
COL               --Collateralized
EDA               --Economic Development Authority
EDRB              --Economic Development Revenue Bonds
GNMA              --Government National Mortgage Association
HFA               --Housing Finance Authority
IDA               --Industrial Development Authority
IDFA              --Industrial Development Finance Authority
INS               --Insured
LIQ               --Liquidity Agreement
LOC               --Letter of Credit
PUTTERs           --Puttable Tax-Exempt Receipts
TOBs              --Tender Option Bonds
VRDNs             --Variable Rate Demand Notes





MASSACHUSETTS MUNICIPAL CASH TRUST
PORTFOLIO OF INVESTMENTS
July 31, 2005 (unaudited)

       Principal
        Amount                                                                                                  Value

                          SHORT-TERM MUNICIPALS-99.9%(1)
                          Massachusetts--99.9%
 $    11,166,000     (2)  ABN AMRO MuniTOPS Certificates Trust (Massachusetts Non-AMT)/(Series
                          1998-12), Weekly VRDNs (Massachusetts Water Resources Authority)/(MBIA
                          Insurance Corp. INS)/(ABN AMRO Bank NV, Amsterdam LIQ)                       $     11,166,000
       4,000,000          Canton, MA, (Series B), 4.00% BANs, 6/2/2006                                        4,035,729
      14,608,061     (2)  Clipper Tax-Exempt Certificates Trust (Massachusetts Non-AMT)/(Series
                          1997-2), Weekly VRDNs (Massachusetts State Lottery Commission)/(AMBAC
                          INS)/(State Street Bank and Trust Co. LIQ)                                         14,608,061
      13,210,000     (2)  Clipper Tax-Exempt Certificates Trust (Massachusetts Non-AMT)/(Series
                          2000-2), 2.12% TOBs (Massachusetts Turnpike Authority)/(MBIA Insurance
                          Corp. INS)/(State Street Bank and Trust Co. LIQ), Optional Tender
                          8/11/2005                                                                          13,210,000
      15,310,000          Commonwealth of Massachusetts, (Series 2001 B), Weekly VRDNs
                          (Landesbank Hessen-Thueringen (GTD) LIQ)                                           15,310,000
       3,255,000     (2)  Commonwealth of Massachusetts, (1999 SG 126), Weekly VRDNs (Societe
                          Generale, Paris LIQ)                                                                3,255,000
       2,000,000     (2)  Commonwealth of Massachusetts, Macon (Series 2005C), Weekly VRDNs
                          (AMBAC INS)/(Bank of America N.A. LIQ)                                              2,000,000
       5,390,000     (2)  Commonwealth of Massachusetts, MERLOTS (Series 2004-C42), Weekly VRDNs
                          (AMBAC INS)/(Wachovia Bank N.A. LIQ)                                                5,390,000
       2,970,000     (2)  Commonwealth of Massachusetts, (PA-793), Weekly VRDNs (Merrill Lynch &
                          Co., Inc. LIQ)                                                                      2,970,000
       5,010,000     (2)  Commonwealth of Massachusetts, PUTTERs (Series 343), Weekly VRDNs (XL
                          Capital Assurance Inc. INS)/(J.P. Morgan Chase & Co. LIQ)                           5,010,000
       1,995,000     (2)  Commonwealth of Massachusetts, PUTTERs (Series 443), Weekly VRDNs
                          (FGIC, FSA INS) and JPMorgan Chase Bank, N.A. LIQs)                                 1,995,000
       6,220,000     (2)  Commonwealth of Massachusetts, Roaring Forks (Series 2003-10), Weekly
                          VRDNs (MBIA Insurance Corp. INS)/(Bank of New York LIQ)                             6,220,000
       2,785,000     (2)  Commonwealth of Massachusetts, Variable Rate Certificates (Series
                          2001-O), Weekly VRDNs (FSA INS)/(Bank of America N.A. LIQ)                          2,785,000
       3,485,000     (2)  Commonwealth of Massachusetts, Variable Rate Certificates (Series
                          2002-c), Weekly VRDNs (FSA INS)/(Bank of America N.A. LIQ)                          3,485,000
       1,893,000          Groveland, MA, 3.50% BANs, 7/14/2006                                                1,906,119
       6,265,000          King Philip, MA Regional School District, 3.75% BANs, 6/15/2006                     6,315,926
       5,234,339     (2)  Koch Floating Rate Trust (Massachusetts Non-AMT)/(Series 1999-4),
                          Weekly VRDNs (AMBAC INS)/(State Street Bank and Trust Co. LIQ)                      5,234,339
        970,000      (2)  Massachusetts Bay Transit Authority Assessment Bonds, TICs/TOCs (Series
                          2004-D), Weekly VRDNs (Goldman Sachs Group, Inc. LIQ)                                970,000
       6,885,000          Massachusetts Bay Transportation Authority General Transportation
                          System, (Series 1999), Weekly VRDNs (Landesbank Baden-Wuerttemberg
                          (GTD) LIQ) 6,885,000
       3,500,000     (2)  Massachusetts Bay Transportation Authority General Transportation
                          System, MERLOTS (Series 2000H), Weekly VRDNs (FGIC INS)/(Wachovia Bank
                          N.A. LIQ)                                                                           3,500,000
       2,700,000     (2)  Massachusetts Bay Transportation Authority General Transportation
                          System, (PT-1218), Weekly VRDNs (FGIC INS)/(Merrill Lynch & Co., Inc.
                          LIQ)                                                                                2,700,000
       1,000,000     (2)  Massachusetts Bay Transportation Authority Sales Tax Revenue, PUTTERs
                          (Series 442), Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ)                          1,000,000
       2,000,000          Massachusetts HEFA, (Series 2003), Weekly VRDNs (Emmanuel
                          College)/(Allied Irish Banks PLC and State Street Bank and Trust Co.
                          LOCs)                                                                               2,000,000
       2,000,000          Massachusetts HEFA, (Series 2004G), Weekly VRDNs (Winchester
                          Hospital)/(Bank of America N.A. LOC)                                                2,000,000
       9,150,000          Massachusetts HEFA, (Series A-1), Weekly VRDNs (Sherrill
                          House)/(Comerica Bank LOC)                                                          9,150,000
       2,000,000          Massachusetts HEFA, (Series B), Weekly VRDNs (New England Carpenters
                          Training Fund)/(Citizens Bank of Massachusetts LOC)                                 2,000,000
       4,305,000     (2)  Massachusetts HEFA, ROCs (Series 382), Weekly VRDNs (Massachusetts
                          Institute of Technology)/(Citibank N.A., New York LIQ)                              4,305,000
       5,505,000     (2)  Massachusetts HEFA, Variable Rate Certificates (Series 2002-D), Weekly
                          VRDNs (Massachusetts Institute of Technology)/(Bank of America N.A. LIQ)            5,505,000
       1,655,000          Massachusetts IFA, (Series 1995), Weekly VRDNs (Goddard House)/(Bank of
                          America N.A. LOC)                                                                   1,655,000
       3,200,000          Massachusetts IFA, (Series 1996), Weekly VRDNs (Governor Dummer
                          Academy)/(Citizens Bank of Massachusetts LOC)                                       3,200,000
       4,134,000          Massachusetts IFA, (Series 1996), Weekly VRDNs (Newbury College)/(Bank
                          of America N.A. LOC)                                                                4,134,000
       2,330,000          Massachusetts IFA, (Series 1997), Weekly VRDNs (Massachusetts Society
                          for the Prevention of Cruelty to Animals)/(Bank of America N.A. LOC)                2,330,000
       5,465,000          Massachusetts IFA, (Series 1998A), Weekly VRDNs (JHC Assisted Living
                          Corp.)/(SunTrust Bank LOC)                                                          5,465,000
       3,065,000          Massachusetts IFA, (Series B), Weekly VRDNs (Williston North Hampton
                          School)/(Bank of America N.A. LOC)                                                  3,065,000
       4,150,000          Massachusetts State Development Finance Agency Weekly VRDNs (YOU,
                          Inc.)/(Lloyds TSB Bank PLC, London LOC)                                             4,150,000
       4,800,000          Massachusetts State Development Finance Agency, (Series 1998A), Weekly
                          VRDNs (Shady Hill School)/(Citizens Bank of Massachusetts LOC)                      4,800,000
       4,500,000          Massachusetts State Development Finance Agency, (Series 2000), Weekly
                          VRDNs (Worcester Academy)/(Allied Irish Banks PLC LOC)                              4,500,000
       7,300,000          Massachusetts State Development Finance Agency, (Series 2001A), Weekly
                          VRDNs (Alliance of Massachusetts, Inc.)/(PNC Bank, N.A. LOC)                        7,300,000
        735,000           Massachusetts State Development Finance Agency, (Series 2002), Weekly
                          VRDNs (Gordon College)/(Citizens Bank of Massachusetts LOC)                          735,000
       2,500,000          Massachusetts State Development Finance Agency, (Series 2002), Weekly
                          VRDNs (The Rivers School)/(Citizens Bank of Massachusetts LOC)                      2,500,000
      12,390,000          Massachusetts State Development Finance Agency, (Series 2002A), Weekly
                          VRDNs (Assumption College)/(Bank of New York LOC)                                  12,390,000
       6,500,000          Massachusetts State Development Finance Agency, (Series 2003), Weekly
                          VRDNs (Boston College High School)/(Citizens Bank of Massachusetts LOC)             6,500,000
       5,000,000          Massachusetts State Development Finance Agency, (Series 2004), Weekly
                          VRDNs (Thayer Academy)/(Allied Irish Banks PLC LOC)                                 5,000,000
       6,000,000          Massachusetts State Development Finance Agency, (Series 2004B), Weekly
                          VRDNs (Northfield Mount Hermon School)/(Radian Asset Assurance
                          INS)/(Bank of America N.A. LIQ)                                                     6,000,000
       5,000,000          Massachusetts State Development Finance Agency, (Series 2005), Weekly
                          VRDNs (ISO New England, Inc.)/(Key Bank, N.A. LOC)                                  5,000,000
       8,000,000          Massachusetts State Development Finance Agency, (Series 2005A), Weekly
                          VRDNs (Suffolk University)/(Assured Guaranty Corp. INS)/(Citizens Bank
                          of Massachusetts LIQ)                                                               8,000,000
       8,255,000     (2)  Massachusetts Turnpike Authority, Variable Rate Certificates (Series
                          1997N), Weekly VRDNs (MBIA Insurance Corp. INS)/(Bank
                          of America N.A.
                          LIQ)                                                                                8,255,000
      15,400,000     (2)  Massachusetts Water Pollution Abatement Trust Pool, Subordinate,
                          MERLOTS (Series 1999N), Weekly VRDNs (Wachovia Bank N.A. LIQ)                      15,400,000
       5,000,000          North Adams, MA, 3.50% BANs, 2/24/2006                                              5,027,666
       3,500,000          Pelham, MA, 2.75% BANs, 9/2/2005                                                    3,502,862
       4,897,835          Westfield, MA, 3.50% BANs, 2/17/2006                                                4,925,338
                               TOTAL MUNICIPAL INVESTMENTS--99.9%
                          ========================================================================
                                (AT AMORTIZED COST)(3)                                                       268,746,040
                               OTHER ASSETS AND LIABILITIES---NET---0.1%                                       281,203
                               TOTAL NET ASSETS---100%                                                 $     269,027,243

====================================================================================================================================

           At July 31, 2005, the Fund holds no securities that are subject to the federal alternative minimum tax (AMT).

        1 The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's,
           MIG-1, or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by
           Fitch Ratings, are all considered rated in one of the two highest short-term rating categories.

           Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First
           Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.

           At July 31, 2005, the portfolio securities were rated as follows:

           Tier Rating Percentage Based on Total Market Value

           First Tier    Second
           Tier
           100.0%          0.0%
           --------------------

        2 Denotes a restricted security, including securities purchased under Rule 144A of the Securities Act of 1933. These securities, all of which have been deemed liquid by criteria approved by the fund's
           Board of Trustees, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors.
           At July 31, 2005, these securities amounted to $118,963,400 which represents 44.2% of total net assets.
        3  Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at July 31, 2005.


Investment Valuation
The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Investment Company Act of 1940.


The following acronyms are used throughout this portfolio:

AMBAC        --American Municipal Bond Assurance Corporation
AMT          --Alternative Minimum Tax
BANs         --Bond Anticipation Notes
FGIC         --Financial Guaranty Insurance Company
FSA          --Financial Security Assurance
GTD          --Guaranteed
HEFA         --Health and Education Facilities Authority
IFA          --Industrial Finance Authority
INS          --Insured
LIQ          --Liquidity Agreement
LOC(s)       --Letter(s) of  Credit
MERLOTS      --Municipal Exempt Receipts -- Liquidity Optional Tender Series
PUTTERs      --Puttable Tax-Exempt Receipts
ROCs         --Reset Option Certificates
TICs         --Trust Inverse Certificates
TOBs         --Tender Option Bonds
TOCs         --Tender Option Certificates
TOPS         --Trust Obligation Participating Securities
VRDNs             --Variable Rate Demand Notes




MICHIGAN MUNICIPAL CASH TRUST
PORTFOLIO OF INVESTMENTS
July 31, 2005 (unaudited)

        Principal
         Amount                                                                                                  Value

                         SHORT-TERM MUNICIPALS--99.4%(1)
                         Michigan--99.4%
  $     6,000,000    (2) ABN AMRO MuniTOPS Certificates Trust (Michigan Non-AMT)/(Series 1998-11),
                         Weekly VRDNs (DeWitt, MI Public Schools)/(FSA INS)/(ABN AMRO Bank NV,
                         Amsterdam LIQ)                                                                  $     6,000,000
        8,000,000    (2) ABN AMRO MuniTOPS Certificates Trust (Michigan Non-AMT) Series 2002-29,
                         Weekly VRDNs (Detroit, MI City School District)/(FGIC INS)/(ABN AMRO Bank
                         NV, Amsterdam LIQ)                                                                    8,000,000
        5,845,000    (2) ABN AMRO MuniTOPS Certificates Trust (Michigan Non-AMT) Series 2005-2,
                         Weekly VRDNs (Chippewa Valley, MI Schools)/(FSA INS)/(ABN AMRO Bank NV,
                         Amsterdam LIQ)                                                                        5,845,000
        2,995,000    (2) Adrian, MI City School District, ROCs (Series 2124), Weekly VRDNs (FSA
                         INS)/(Citigroup Global Markets Holdings, Inc. LIQ)                                    2,995,000
        3,285,000    (2) Allen Park, MI Public School District, ROCS (Series 4007), Weekly VRDNs
                         (Michigan State GTD)/(Citigroup Global Markets Holdings, Inc. LIQ)                    3,285,000
        2,030,000        Auburn Hills, MI EDC, (Series 1995), Weekly VRDNs (Suburban Tool,
                         Inc.)/(Huntington National Bank, Columbus, OH LOC)                                    2,030,000
        4,195,000    (2) BNY Municipal Certificates Trust (Series 2002-BNY3), Weekly VRDNs (Mazda
                         Motor Manufacturing (USA) Corp.)/(Bank of New York LIQ)/(Bank of New York
                         LOC) 4,195,000
         200,000         Dearborn, MI Economic Development Corp., (Series 1990), Weekly VRDNs
                         (Exhibit Productions, Inc.)/(Comerica Bank LOC)                                        200,000
        9,000,000    (2) Detroit, MI City School District, (PA-997R), 1.35% TOBs (FSA
                         INS)/(Merrill Lynch & Co., Inc. LIQ), Optional Tender 9/8/2005                        9,000,000
        3,475,000    (2) Detroit, MI City School District, ROCS (Series 4004), Weekly VRDNs (FGIC
                         INS)/(Citigroup Global Markets Holdings, Inc. LIQ)                                    3,475,000
        1,000,000    (2) Detroit, MI City School District, Variable Certificates (Series 2002H),
                         Weekly VRDNs (FSA INS)/(Bank of America N.A. LIQ)                                     1,000,000
        6,000,000    (2) Detroit, MI City School District, Variable Rate Certificates (Series
                         2001-P), Weekly VRDNs (FSA INS)/(Bank of America N.A. LIQ)                            6,000,000
        2,270,000    (2) Detroit, MI Sewage Disposal System, MERLOTS (Series 2001-A103), Weekly
                         VRDNs (FGIC INS)/(Wachovia Bank N.A. LIQ)                                             2,270,000
        2,000,000    (2) Detroit, MI Water Supply System, MERLOTS (Series 2000 D), Weekly VRDNs
                         (FGIC INS)/(Wachovia Bank N.A. LIQ)                                                   2,000,000
        2,750,000        Farmington Hills, MI Economic Development Corp., Weekly VRDNs (Echo Park
                         Learning Center)/(Standard Federal Bank, N.A. LOC)                                    2,750,000
        1,885,000        Grand Rapids, MI Economic Development Corp., (Series 1991-B), Weekly
                         VRDNs (Amway Hotel Corp.)/(Standard Federal Bank, N.A. LOC)                           1,885,000
        2,375,000        Grand Rapids, MI Economic Development Corp., (Series 2000), Weekly VRDNs
                         (Holland Home Obligated Group)/(Fifth Third Bank, Michigan LOC)                       2,375,000
        2,000,000        Grand Rapids, MI Economic Development Corp., Series 1991-A), Weekly VRDNs
                         (Amway Hotel Corp.)/(Standard Federal Bank, N.A. LOC)                                 2,000,000
        2,200,000        Grand Rapids, MI IDR, Weekly VRDNs (Precision Aerospace, Inc.)/(JPMorgan
                         Chase Bank, N.A. LOC)                                                                 2,200,000
        2,095,000        Grand Rapids, MI IDR, (Series 1999), Weekly VRDNs (Kent Quality Foods,
                         Inc.)/(U.S. Bank, N.A. LOC)                                                           2,095,000
        2,700,000        Grand Valley, MI State University, (Series 2003), Weekly VRDNs (XL
                         Capital Assurance Inc. INS)/(Fifth Third Bank, Cincinnati LIQ)                        2,700,000
        9,295,000        Huron County, MI Economic Development Corp., (Series 2001), Weekly VRDNs
                         (Scheurer Hospital)/(Comerica Bank LOC)                                               9,295,000
        1,000,000        Jackson County, MI Hospital Finance Authority, (Series 2005A), Weekly
                         VRDNs (W.A.Foote Memorial Hospital)/(Bank of Nova Scotia, Toronto LOC)                1,000,000
        3,100,000        Michigan Job Development Authority, Weekly VRDNs (Andersons
                         Project)/(Credit Lyonnais SA LOC)                                                     3,100,000
        5,000,000    (2) Michigan Municipal Bond Authority, AUSTIN (Series 2002F), Weekly VRDNs
                         (Michigan Municipal Bond Authority Clean Water Revolving Fund)/(Bank of
                         America N.A. LIQ)                                                                     5,000,000
        6,800,000        Michigan State Building Authority, (Series 3), 2.55% CP (Bank of New York
                         LOC), Mandatory Tender 8/25/2005                                                      6,800,000
        9,985,000    (2) Michigan State Hospital Finance Authority, (PT-732), 2.95% TOBs
                         (Ascension Health Credit Group)/(MBIA Insurance Corp. INS)/(Svenska
                         Handelsbanken, Stockholm LIQ), Optional Tender 7/20/2006                              9,985,000
        2,500,000        Michigan State Hospital Finance Authority, (Series B), Weekly VRDNs
                         (Standard Federal Bank, N.A. LOC)                                                     2,500,000
        1,500,000    (2) Michigan State Hospital Finance Authority, MERLOTS (Series 1997A), Weekly
                         VRDNs (Detroit Medical Center Obligated Group)/(AMBAC INS)/(Wachovia Bank
                         N.A. LIQ)                                                                             1,500,000
        8,200,000        Michigan State HDA, Weekly VRDNs (Woodland Meadows, MI)/(JPMorgan Chase
                         Bank, N.A. LOC)                                                                       8,200,000
        4,500,000        Michigan State HDA (2002 Series A), Weekly VRDNs (MBIA Insurance Corp.
                         INS)/(Dexia Credit Local LIQ)                                                         4,500,000
        2,500,000        Michigan State Housing Development Authority, (Series 2001A), Weekly
                         VRDNs (Sand Creek Apartments)/(FHLB of Cincinnati LOC)                                2,500,000
         900,000         Michigan State Housing Development Authority, (Series 2001B), Weekly
                         VRDNs (Sand Creek Apartments)/(FHLB of Indianapolis LOC)                               900,000
        8,975,000        Michigan State Housing Development Authority, (Series 2002A), Weekly
                         VRDNs (Ponds Taylor Limited Dividend Housing Association LLC)/(FNMA LOC)              8,975,000
        1,705,000        Michigan State Strategic Fund, Weekly VRDNs (Ace Hi Displays,
                         Inc.)/(JPMorgan Chase Bank, N.A. LOC)                                                 1,705,000
        2,010,000        Michigan State Strategic Fund, Weekly VRDNs (Anro LLC)/(U.S. Bank, N.A.
                         LOC)                                                                                  2,010,000
        6,600,000        Michigan State Strategic Fund, Weekly VRDNs (Bishop Creek LLC)/(Comerica
                         Bank LOC)                                                                             6,600,000
         800,000         Michigan State Strategic Fund, Weekly VRDNs (Bruin Land Holdings
                         LLC)/(Huntington National Bank, Columbus, OH LOC)                                      800,000
         860,000         Michigan State Strategic Fund, Weekly VRDNs (Dynamic Plastics,
                         Inc.)/(Standard Federal Bank, N.A. LOC)                                                860,000
         800,000         Michigan State Strategic Fund, Weekly VRDNs (Elbie & Sohn,
                         Inc.)/(Standard Federal Bank, N.A. LOC)                                                800,000
        2,855,000        Michigan State Strategic Fund, Weekly VRDNs (Elm Plating Co.)/(Comerica
                         Bank LOC)                                                                             2,855,000
        1,455,000        Michigan State Strategic Fund, Weekly VRDNs (Enprotech Mechanical
                         Services, Inc.)/(Standard Federal Bank, N.A. LOC)                                     1,455,000
        2,520,000        Michigan State Strategic Fund, Weekly VRDNs (Hess Industries,
                         Inc.)/(Lasalle Bank, N.A. LOC)                                                        2,520,000
         900,000         Michigan State Strategic Fund, Weekly VRDNs (Moore Flame
                         Cutting)/(Standard Federal Bank, N.A. LOC)                                             900,000
        2,400,000        Michigan State Strategic Fund, Weekly VRDNs (Universal Tube,
                         Inc.)/(Standard Federal Bank, N.A. LOC)                                               2,400,000
        1,540,000        Michigan State Strategic Fund, (Series 1995), Weekly VRDNs (Bear Lake
                         Associates Project)/(Fifth Third Bank, Michigan LOC)                                  1,540,000
         230,000         Michigan State Strategic Fund, (Series 1995), Weekly VRDNs (Hercules
                         Drawn Steel Corporation Project)/(Key Bank, N.A. LOC)                                  230,000
         435,000         Michigan State Strategic Fund, (Series 1995), Weekly VRDNs (RSR
                         Project)/(Fifth Third Bank, Michigan LOC)                                              435,000
         175,000         Michigan State Strategic Fund, (Series 1996), Weekly VRDNs (ACI
                         Properties LLC Project)/(Comerica Bank LOC)                                            175,000
         605,000         Michigan State Strategic Fund, (Series 1996), Weekly VRDNs (Echo
                         Properties LLC Project)/(Comerica Bank LOC)                                            605,000
         375,000         Michigan State Strategic Fund, (Series 1996), Weekly VRDNs
                         (Inalfa-Hollandia, Inc.)/(Comerica Bank LOC)                                           375,000
        1,425,000        Michigan State Strategic Fund, (Series 1997), Weekly VRDNs (Enprotech
                         Mechanical Services, Inc.)/(Standard Federal Bank, N.A. LOC)                          1,425,000
        1,770,000        Michigan State Strategic Fund, (Series 1998), Weekly VRDNs (Monroe
                         Publishing Co.)/(Comerica Bank LOC)                                                   1,770,000
        1,000,000        Michigan State Strategic Fund, (Series 1998), Weekly VRDNs (Wolverine
                         Leasing)/(Huntington National Bank, Columbus, OH LOC)                                 1,000,000
         775,000         Michigan State Strategic Fund, (Series 1998), Weekly VRDNs (Wolverine
                         Printing)/(Huntington National Bank, Columbus, OH LOC)                                 775,000
        1,760,000        Michigan State Strategic Fund, (Series 1999), Weekly VRDNs (DW Aluminum
                         LLC)/(Key Bank, N.A. LOC)                                                             1,760,000
        1,260,000        Michigan State Strategic Fund, (Series 1999), Weekly VRDNs (Fab-All
                         Manufacturing, Inc.)/(Wells Fargo Bank Minnesota N.A. LOC)                            1,260,000
        2,200,000        Michigan State Strategic Fund, (Series 1999), Weekly VRDNs (R.M.D.H.
                         Properties LLC)/(Huntington National Bank, Columbus, OH LOC)                          2,200,000
        4,780,000        Michigan State Strategic Fund, (Series 2000), Weekly VRDNs (Lee Steel
                         Corp.)/(Comerica Bank LOC)                                                            4,780,000
        6,404,000        Michigan State Strategic Fund, (Series A), Weekly VRDNs (Teal Run
                         Apartments)/(FHLB of Indianapolis LOC)                                                6,404,000
         755,000         Michigan State Strategic Fund, (Series B), Weekly VRDNs (Teal Run
                         Apartments)/(FHLB of Indianapolis LOC)                                                 755,000
        2,155,000        Michigan State Strategic Fund, Limited Obligation Revenue Bonds (Series
                         1995), Weekly VRDNs (J.R. Automation Technologies)/(Fifth Third Bank,
                         Michigan LOC)                                                                         2,155,000
        1,025,000        Michigan State Strategic Fund, Limited Obligation Revenue Bonds, Series
                         1995, Weekly VRDNs (Welch Properties)/(Fifth Third Bank, Michigan LOC)                1,025,000
        4,650,000        Muskegon County, MI, 2.50% BANs, 11/1/2005                                            4,650,000
        1,745,000        Oakland County, MI EDC, (Series 1997), Weekly VRDNs (Stone Soap Co.,
                         Inc.)/(Standard Federal Bank, N.A. LOC)                                               1,745,000
        1,890,000        Oakland County, MI EDC, (Series 1998), Weekly VRDNs (Fox Manor,
                         Inc.)/(Allied Irish Banks PLC LOC)                                                    1,890,000
        6,515,000        Oakland County, MI EDC, (Series 1998), Weekly VRDNs (Lourdes Assisted
                         Living, Inc.)/(Allied Irish Banks PLC LOC)                                            6,515,000
        9,410,000    (2) Oxford, MI Area Community Schools, MERLOTS (Series 2001-A117), 2.11% TOBs
                         (Michigan State GTD)/(Wachovia Bank N.A. LIQ), Optional Tender 11/10/2005             9,410,000
         500,000         Taylor, MI, 3.00% Bonds (MBIA Insurance Corp. INS), 9/1/2005                           500,247
        5,250,000        Waterford, MI School District, 4.00% TANs, 4/30/2006                                  5,292,671
        3,995,000    (2) Wayne County, MI, (Series 2000-383), Weekly VRDNs (Detroit, MI
                         Metropolitan Wayne County Airport)/(MBIA Insurance Corp. INS)/(Morgan
                         Stanley LIQ)                                                                          3,995,000
                              TOTAL                                                                           222,126,918
                              TOTAL MUNICIPAL INVESTMENTS--99.4%
                              (AT AMORTIZED COST)(3)                                                          222,126,918
                              OTHER ASSETS AND LIABILITIES--NET--0.6%                                            1,429,987
                              TOTAL NET ASSETS--100%                                                      $    223,556,905

====================================================================================================================================

        Securities that are subject to the federal alternative minimum tax (AMT) represent 37.9% of the portfolio as calculated based upon total portfolio market value.

     1 The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An
        NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1, or MIG-2 by Moody's Investors
        Service, or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories.

        Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.

        At July 31, 2005, the portfolio securities were rated as follows:

        Tier Rating Percentages Based on Total Market Value

        First Tier        Second Tier
        ----------------- ----------------
        ----------------- ----------------

        100.0%            0.0%
        ----------------- ----------------

     2  Denotes a restricted security, including securities purchased under Rule
        144A of the Securities Act of 1933. These securities, all of which have been deemed liquid by criteria approved by the fund's Board of Trustees, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. At July 31, 2005, these securities amounted to $83,955,000 which represents 37.6% of total net assets.

     3  Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at July 31, 2005.



Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Investment Company Act of 1940.


The following acronyms are used throughout this portfolio:

AMBAC        --American Municipal Bond Assurance Corporation
AMT          --Alternative Minimum Tax
BANs         --Bond Anticipation Notes
CP           --Commercial Paper
EDC          --Economic Development Commission
FGIC         --Financial Guaranty Insurance Company
FHLB         --Federal Home Loan Bank
FNMA         --Federal National Mortgage Association
FSA          --Financial Security Assurance
GTD          --Guaranteed
HDA          --Housing Development Authority
IDR          --Industrial Development Revenue
INS          --Insured
LIQ          --Liquidity Agreement
LOC          --Letter of Credit
MERLOTS      --Municipal Exempt Receipts -- Liquidity Optional Tender Series
ROCs         --Reset Option Certificates
TANs         --Tax Anticipation Notes
TOBs         --Tender Option Bonds
TOPS         --Trust Obligation Participating Securities
VRDNs        --Variable Rate Demand Notes







MINNESOTA MUNICIPAL CASH TRUST
PORTFOLIO OF INVESTMENTS
July 31, 2005 (unaudited)

       Principal
        Amount                                                                                                  Value

                          SHORT-TERM MUNICIPALS--99.6%(1)
                          Minnesota--97.2%
 $    16,255,000     (2)  ABN AMRO MuniTOPS Certificates Trust (Minnesota Non-AMT)/(Series
                          2000-8), Weekly VRDNs (Minneapolis/St. Paul, MN Metropolitan Airports
                          Commission)/(FGIC INS)/(ABN AMRO Bank NV, Amsterdam LIQ)                     $      16,255,000
       7,225,000          Avon, MN, (Series 1998) Weekly VRDNs (Vesper Corp.)/(Key Bank, N.A. LOC)            7,225,000
       2,855,000          Blaine, MN, Industrial Development Revenue Bonds (Series 1996), Weekly
                          VRDNs (S & S of Minnesota LLC)/(Wells Fargo Bank Minnesota N.A. LOC)                2,855,000
        865,000           Byron, MN Weekly VRDNs (Schmidt Printing)/(Wells Fargo Bank Minnesota
                          N.A. LOC)                                                                            865,000
        905,000           Chanhassen, MN IDA, (Series 1995), Weekly VRDNs (Building Management
                          Group LLC)/(Wells Fargo Bank Minnesota N.A. LOC)                                     905,000
       2,815,000          Chaska, MN, (Series 2004), Weekly VRDNs (Lifecore Biomedical,
                          Inc.)/(Marshall & Ilsley Bank, Milwaukee LOC)                                       2,815,000
       3,400,000          Coon Rapids, MN, (Series 2003A), Weekly VRDNs (Crest Oaks
                          Apartments)/(Lasalle Bank, N.A. LOC)                                                3,400,000
       2,350,000          Cottage Grove, MN, IDR Refunding Bonds (Series 1995), Weekly VRDNs
                          (SUPERVALU, Inc.)/(Wachovia Bank N.A. LOC)                                          2,350,000
      14,500,000     (2)  Dakota County & Washington County MN Housing & Redevelopment Authority,
                          MERLOTS (Series J), Weekly VRDNs (United States Treasury COL)/(Wachovia
                          Bank N.A. LIQ)                                                                      14,500,000
      15,875,000     (2)  Dakota County, MN Community Development Agency, (PT-484), Weekly VRDNs
                          (Southview Gables Apartments)/(FHLMC GTD)/(FHLMC LIQ)                               15,875,000
      18,680,000     (2)  Dakota County, Washington County & Anoka City, MN Housing &
                          Redevelopment Authority, MERLOTS (Series H), Weekly VRDNs (United
                          States Treasury COL)/(Wachovia Bank N.A. LIQ)                                       18,680,000
        900,000           Duluth, MN, (Series 1985), Weekly VRDNs (Wachovia Bank N.A. LOC)                     900,000
      13,000,000          Duluth, MN, 3.25% TANs, 12/30/2005                                                  13,051,902
       4,325,000          Eagan, MN, (Series 2003 A-1), Weekly VRDNs (Thomas Lake Place
                          Apartments)/(FNMA LOC)                                                              4,325,000
        530,000           Eden Prairie, MN IDA Weekly VRDNs (Richard W. Cohen)/(Wells Fargo Bank
                          Minnesota N.A. LOC)                                                                  530,000
        540,000           Eden Prairie, MN IDA, (Series 1996), Weekly VRDNs (Challenge Printing,
                          Inc.)/(U.S. Bank, N.A. LOC)                                                          540,000
       4,000,000          Eden Prairie, MN Independent School District No. 272, 2.75% TRANs
                          (Minnesota State GTD), 9/26/2005                                                    4,006,132
        800,000           Edgerton, MN, (Series 1998), Weekly VRDNs (Fey Industries, Inc.)/(Wells
                          Fargo Bank Minnesota N.A. LOC)                                                       800,000
       1,000,000          Faribault, MN IDA, (Series 2001), Weekly VRDNs (Apogee Enterprises,
                          Inc.)/(Bank of New York LOC)                                                        1,000,000
       2,015,000          Farmington, MN, (Series 1996), Weekly VRDNs (Lexington Standard
                          Corp.)/(Wells Fargo Bank Minnesota N.A. LOC)                                        2,015,000
       1,950,000          Hennepin County, MN, (Series 1996C), Weekly VRDNs                                   1,950,000
       2,500,000          Kasson-Mantorville, MN Independent School District No. 204, 3.00% TRANs
                          (Minnesota State GTD), 9/5/2005                                                     2,503,054
       2,800,000          Lino Lakes, MN, (Series 1997), Weekly VRDNs (Taylor Corp.)/(Wells Fargo
                          Bank Minnesota N.A. LOC)                                                            2,800,000
       1,720,000          Lino Lakes, MN, (Series 1998), Weekly VRDNs (Molin Concrete Products
                          Co.)/(Wells Fargo Bank Minnesota N.A. LOC)                                          1,720,000
        600,000           Maplewood, MN, (Series 1997), Weekly VRDNs (Camada Ltd.
                          Partnership)/(Wells Fargo Bank Minnesota N.A. LOC)                                   600,000
      10,000,000          Minneapolis Special School District No. 001, MN, 3.75% TANs (Minnesota
                          State GTD), 8/10/2006                                                               10,104,404
       1,000,000          Minneapolis, MN Health Care System, (Series 2005C), Weekly VRDNs
                          (Fairview Health Services)/(MBIA Insurance Corp. INS)/(Citibank N.A.,
                          New York LIQ)                                                                       1,000,000
        700,000           Minneapolis, MN, (Series 1996), Weekly VRDNs (WNB & Co.)/(U.S. Bank,
                          N.A. LOC)                                                                            700,000
       2,000,000          Minneapolis, MN, Housing Development Revenue Refunding Bonds (Series
                          1988), Weekly VRDNs (Symphony Place)/(FHLMC LOC)                                    2,000,000
       2,700,000          Minneapolis/St. Paul, MN Airport Commission, General Obligation (Series
                          14), 5.50% Bonds, 1/1/2006                                                          2,729,858
      13,945,000     (2)  Minneapolis/St. Paul, MN Metropolitan Airports Commission, MERLOTS
                          (Series 2000ZZ), Weekly VRDNs (FGIC INS)/(Wachovia Bank N.A. LIQ)                   13,945,000
       3,610,000     (2)  Minneapolis/St. Paul, MN Metropolitan Airports Commission, (PT-727),
                          Weekly VRDNs (FGIC INS)/(BNP Paribas SA LIQ)                                        3,610,000
       9,935,000     (2)  Minneapolis/St. Paul, MN Metropolitan Airports Commission, (PT-1174),
                          Weekly VRDNs (FGIC INS)/(Merrill Lynch & Co., Inc. LIQ)                             9,935,000
       5,290,000     (2)  Minneapolis/St. Paul, MN Metropolitan Airports Commission, (PT-1442),
                          Weekly VRDNs (AMBAC INS)/(Merrill Lynch & Co., Inc. LIQ)                            5,290,000
       2,570,000     (2)  Minneapolis/St. Paul, MN Metropolitan Airports Commission, (PT-2834),
                          Weekly VRDNs (AMBAC INS)/(Dexia Credit Local LIQ)                                   2,570,000
       6,000,000     (2)  Minneapolis/St. Paul, MN Metropolitan Airports Commission, (PT-2844),
                          Weekly VRDNs (AMBAC INS)/(Merrill Lynch & Co., Inc. LIQ)                            6,000,000
       6,990,000     (2)  Minneapolis/St. Paul, MN Metropolitan Airports Commission, ROCs (Series
                          327), Weekly VRDNs (FGIC INS)/(Citibank N.A., New York LIQ)                         6,990,000
       3,710,000     (2)  Minneapolis/St. Paul, MN Metropolitan Airports Commission, (SGA 121),
                          Weekly VRDNs (FGIC INS)/(Societe Generale, Paris LIQ)                               3,710,000
       2,815,000     (2)  Minneapolis/St. Paul, MN Metropolitan Airports Commission, (SGA
                          127)/(Series 2001), Weekly VRDNs (FGIC INS)/(Societe Generale, Paris
                          LIQ)                                                                                2,815,000
       5,785,000     (2)  Minneapolis/St. Paul, MN Metropolitan Airports Commission, PUTTERs
                          (Series 928), Weekly VRDNs (AMBAC INS)/(J.P. Morgan Chase & Co. LIQ)                5,785,000
       1,370,000          Minnesota Agricultural and Economic Development Board, (Series 1996),
                          Weekly VRDNs (Evangelical Lutheran Good Samaritan Society)/(Allied
                          Irish Banks PLC LOC)                                                                1,370,000
       6,965,000          Minnesota State HFA, (2004 Series G), Weekly VRDNs (Lloyds TSB Bank
                          PLC, London LIQ)                                                                    6,965,000
       4,000,000          Minnesota State HFA, (2005 Series E), 2.95% BANs, 5/18/2006                         4,000,000
       2,070,000     (2)  Minnesota State HFA, MERLOTS (Series 2001-B3), Weekly VRDNs (Wachovia
                          Bank N.A. LIQ)                                                                      2,070,000
       1,750,000     (2)  Minnesota State HFA, (PA-1256), Weekly VRDNs (Merrill Lynch & Co., Inc.
                          LIQ)                                                                                1,750,000
      15,000,000          Minnesota State HFA, (Series J), 2.30% TOBs, Mandatory Tender 12/14/2005            15,000,000
       2,545,000     (2)  Minnesota State HFA, ROCs (Series 176), Weekly VRDNs (Citibank N.A.,
                          New York LIQ)                                                                       2,545,000
       3,995,000     (2)  Minnesota State HFA, (Series 2002 FR/RI-L35J), Weekly VRDNs (Lehman
                          Brothers Holdings, Inc. LIQ)                                                        3,995,000
       3,000,000          Minnesota State Higher Education Facility Authority, (Series Five-C),
                          Weekly VRDNs (University of St. Thomas)/(Allied Irish Banks PLC LOC)                3,000,000
       7,195,000          Minnesota State Higher Education Facility Authority, (Series Five-L),
                          Weekly VRDNs (University of St. Thomas)/(Allied Irish Banks PLC LOC)                7,195,000
       2,580,000          Minnesota State Higher Education Facility Authority, (Series Six E-1),
                          Weekly VRDNs (Hamline University of Minnesota)/(Harris, N.A. LOC)                   2,580,000
       4,580,000          Minnesota State Higher Education Facility Authority, (Series Six-E2),
                          Weekly VRDNs (Hamline University of Minnesota)/(Harris, N.A. LOC)                   4,580,000
      14,000,000     (2)  Minnesota State, Floater Certificates (Series 2001-719), Weekly VRDNs
                          (Morgan Stanley LIQ)                                                                14,000,000
       4,865,000     (2)  Minnesota State, ROCs (Series 1031), Weekly VRDNs (Citigroup Global
                          Markets Holdings, Inc. LIQ)                                                         4,865,000
       1,620,000          New Hope, MN Weekly VRDNs (Paddock Labs)/(U.S. Bank, N.A. LOC)                      1,620,000
       4,900,000          North Suburban, MN Hospital District, (Series 2002), Weekly VRDNs
                          (Woodfield LP)/(Marshall & Ilsley Bank, Milwaukee LOC)                              4,900,000
       2,685,000     (2)  Northern Municipal Power Agency, MN, ROCs (Series 32), Weekly VRDNs
                          (FSA INS)/
                          ------------------------------------------------------------------------
                          (Citibank N.A., New York LIQ)                                                       2,685,000
       4,995,000     (2)  Northern Municipal Power Agency, MN, Floater Certificates (Series
                          1998-46), Weekly VRDNs (FSA INS)/(Morgan Stanley LIQ)                               4,995,000
       1,000,000          Orono, MN Independent School District 278, 2.75% TRANs (Minnesota State
                          GTD), 8/29/2005                                                                     1,000,710
        715,000           Plymouth, MN Weekly VRDNs (Nuaire, Inc.)/(Wells Fargo Bank Minnesota
                          N.A. LOC)                                                                            715,000
       4,965,000          Plymouth, MN, (Series 2003), Weekly VRDNs (Harbor Lane
                          Apartments)/(FNMA LOC)                                                              4,965,000
      13,000,000          Ramsey County, MN Housing and Redevelopment Authority, (Series 2003 A),
                          Weekly VRDNs (Gateway Apartments LP)/(Lasalle Bank, N.A. LOC)                       13,000,000
       9,130,000     (2)  Rochester, MN Health Care Facility Authority, (Series 1998-177), Weekly
                          VRDNs (Mayo Foundation)/(Morgan Stanley LIQ)                                        9,130,000
       3,500,000          Rochester, MN Mulifamily Housing, (Series 2003A), Weekly VRDNs
                          (Eastridge Estates)/
                          ------------------------------------------------------------------------
                          (FNMA LOC)                                                                          3,500,000
       2,400,000          Rockford, MN, (Series 1999), Weekly VRDNs (Minnesota Diversified
                          Products, Inc.)/(Wells Fargo Bank Minnesota N.A. LOC)                               2,400,000
       1,520,000          Rogers, MN IDA, IDRB Weekly VRDNs (DAC Development LLC Project)/(Wells
                          Fargo Bank Minnesota N.A. LOC)                                                      1,520,000
       1,000,000          Shakopee, MN Hospital Finance Authority Weekly VRDNs (St. Francis
                          Regional Medical Center)/(Wells Fargo Bank Minnesota N.A. LOC)                      1,000,000
      13,000,000          Southern Minnesota Municipal Power Agency, 2.65% CP, Mandatory Tender
                          12/8/2005                                                                           13,000,000
       2,470,000     (2)  Southern Minnesota Municipal Power Agency, PUTTERs (Series 303), Weekly
                          VRDNs (AMBAC INS)/(J.P. Morgan Chase & Co. LIQ)                                     2,470,000
      13,445,000     (2)  Southern Minnesota Municipal Power Agency, ROC's (Series 189 II),
                          Weekly VRDNs (AMBAC INS)/(Citibank N.A., New York LIQ)                              13,445,000
       3,000,000          St. Anthony, MN, (Series  2004A), Weekly VRDNs (Landings at Silver Lake
                          Village)/(Lasalle Bank, N.A. LOC)                                                   3,000,000
       2,575,000          St. Joseph, MN, Vicwest (Series 2002), Weekly VRDNs (St. Joe
                          Development LLC)/(U.S. Bank, N.A. LOC)                                              2,575,000
       6,260,000          St. Louis Park, MN, (Series 2002A) Weekly VRDNs (West Suburban Partners
                          VII LP)/(Lasalle Bank, N.A. LOC)                                                    6,260,000
       4,000,000          St. Louis Park, MN, (Series 2003), Weekly VRDNs (Westwind
                          Apartments)/(FNMA LOC)                                                              4,000,000
       2,740,000          St. Michael, MN, (Series 1999), Weekly VRDNs (TC/American Monorail,
                          Inc.)/(Wells Fargo Bank Minnesota N.A. LOC)                                         2,740,000
       5,000,000          St. Paul and Ramsey County, MN Housing and Redevelopment Authority,
                          (Series 2002A), Weekly VRDNs (St. Paul Leased Housing Associates
                          I)/(Lasalle Bank, N.A. LOC)                                                         5,000,000
       2,900,000          St. Paul, MN Housing & Redevelopment Authority Weekly VRDNs (District
                          Cooling St Paul, Inc.)/(Dexia Credit Local LOC)                                     2,900,000
        300,000           St. Paul, MN Housing & Redevelopment Authority Weekly VRDNs (United
                          Way)/(U.S. Bank, N.A. LOC)                                                           300,000
       1,800,000          St. Paul, MN Housing & Redevelopment Authority, (1995 Series I), Weekly
                          VRDNs (District Cooling St Paul, Inc.)/(Dexia Credit Local LOC)                     1,800,000
       3,000,000          St. Paul, MN Port Authority, (2003-13-Series T), Weekly VRDNs (District
                          Cooling St Paul, Inc.)/(Dexia Credit Local LOC)                                     3,000,000
       1,200,000          St. Paul, MN Port Authority, (Series 1998A), Weekly VRDNs (Bix Fruit
                          Co.)/(Marshall & Ilsley Bank, Milwaukee LOC)                                        1,200,000
       2,500,000          St. Paul, MN Port Authority, Variable Rate Demand IDRB's (Series 1998A)
                          Weekly VRDNs (National Checking Co.)/(U.S. Bank, N.A. LOC)                          2,500,000
       7,880,000          Stillwater, MN, (Series 2002A), Weekly VRDNs (Curve Crest
                          Villa)/(Lasalle Bank, N.A. LOC)                                                     7,880,000
       2,110,000          Waite Park, MN, (Series 2000), Weekly VRDNs (Ben's Tool &
                          Ironworks)/(Wells Fargo Bank, N.A. LOC)                                             2,110,000
       1,050,000          Wells, MN, 2.90% TOBs (Stokely, Inc.)/(Wachovia Bank N.A. LOC),
                          Optional Tender 12/1/2005                                                           1,050,000
        820,000           Willow River, MN Independent School District No. 577, (Series B), 3.00%
                          TANs (Minnesota State GTD), 8/6/2005                                                 820,137
       2,125,000          Winnebago, MN, (Series 1999), Weekly VRDNs (Dixie Carbonic,
                          Inc.)/(JPMorgan Chase Bank, N.A. LOC)                                               2,125,000
                               TOTAL                                                                         403,171,197
                          Puerto Rico--2.4%
       6,000,000     (2)  Puerto Rico Commonwealth Infrastructure Financing Authority, Floater
                          Certificates (Series 1998-139), 1.88% TOBs (AMBAC INS)/(Morgan Stanley
                          LIQ), Optional Tender 10/20/2005                                                    6,000,000
       4,000,000     (2)  Puerto Rico Infrastructure Financing Authority, (Series 2000-483),
                          1.83% TOBs (Puerto Rico Infrastructure Financing Authority, Special
                          Obligation 2000 A)/(Morgan Stanley LIQ), Optional Tender 10/13/2005                 4,000,000
                               TOTAL                                                                          10,000,000
                               TOTAL MUNICIPAL INVESTMENTS---99.6%
                          ========================================================================
                                (AT AMORTIZED COST)(3)                                                       413,171,197
                               OTHER ASSETS AND LIABILITIES--NET---0.4%                                        1,519,689
                               TOTAL NET ASSETS---100%                                                 $     414,690,886

===================================================================================================================

           Securities that are subject to the federal alternative minimum tax
           (AMT) represent 52.8% of the portfolio as calculated based upon total portfolio market value.

        1 The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's,
           MIG-1, or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by
           Fitch Ratings, are all considered rated in one of the two highest short-term rating categories.

           Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First
           Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.

           At July 31, 2005, the portfolio securities were rated as follows:

           Tier Rating Percentage Based on Total Market Value

           First Tier    Second
           Tier
           100.0%          0.0%
           --------------------

        2 Denotes a restricted security, including securities purchased under Rule 144A of the Securities Act of 1933. These securities, all of which have been deemed liquid by criteria approved by the fund's
           Board of Trustees, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors.
           At July 31, 2005, these securities amounted to $197,910,000 which represents 47.7% of total net assets.
        3  Also represents cost for federal tax purposes.


Note: The categories of investments are shown as a percentage of total net assets at July 31, 2005.

Investment Valuation
The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Investment Company Act of 1940.


The following acronyms are used throughout this portfolio:

AMBAC       --American Municipal Bond Assurance Corporation
AMT         --Alternative Minimum Tax
BANs        --Bond Anticipation Notes
COL         --Collateralized
CP          --Commercial Paper
FGIC        --Financial Guaranty Insurance Company
FHLMC       --Federal Home Loan Mortgage Corporation
FNMA        --Federal National Mortgage Association
FSA         --Financial Security Assurance
GTD         --Guaranteed
HFA         --Housing Finance Authority
IDA         --Industrial Development Authority
IDRB        --Industrial Development Revenue Bond
INS         --Insured
LIQ         --Liquidity Agreement
LOC         --Letter of Credit
MERLOTS     --Municipal Exempt Receipts -- Liquidity Optional Tender Series
PUTTERs     --Puttable  Tax-Exempt Receipts
ROCs        --Reset Option Certificates
TANs        --Tax Anticipation Notes
TOBs        --Tender Option Bonds
TOPS        --Trust Obligation Participating Securities
TRANs       --Tax and Revenue Anticipation Notes
VRDNs       --Variable Rate Demand Notes







NEW JERSEY MUNICIPAL CASH TRUST
PORTFOLIO OF INVESTMENTS
July 31, 2005 (unaudited)


        Principal
         Amount                                                                                                 Value

                         SHORT-TERM MUNICIPALS--101.1%(1)
                         New Jersey--99.1%
  $     6,660,000    (2) ABN AMRO MuniTOPS Certificates Trust (New York and New Jersey
                         Non-AMT)/(Series 2000-19) Weekly VRDNs (Port Authority of New York and New
                         Jersey)/(MBIA Insurance Corp. INS)/(ABN AMRO Bank NV, Amsterdam LIQ)           $     6,660,000
        1,724,500        Absecon, NJ, 4.00% BANs, 5/11/2006                                                   1,737,470
        1,991,675        Allentown, NJ, 4.00% BANs, 2/17/2006                                                 2,002,247
        1,000,000        Atlantic Highlands, NJ Board of Education, 4.00% BANs, 5/11/2006                     1,007,521
        4,900,000    (2) Camden County, NJ Improvement Authority, (Series 1996) Weekly VRDNs
                         (Parkview Redevelopment Housing Project)/(General Electric Capital Corp.
                         LOC)                                                                                 4,900,000
        5,000,000        Carteret, NJ, 3.25% BANs, 2/16/2006                                                  5,022,081
        3,253,000        Cranbury Township, NJ, 3.50% BANs, 3/17/2006                                         3,266,526
        9,900,000    (2) Delaware River Port Authority, MERLOTS (Series 2000 B4) Weekly VRDNs (FGIC
                         INS)/(Wachovia Bank N.A. LIQ)                                                        9,900,000
        7,945,000    (2) Delaware River and Bay Authority, MERLOTS (Series 2000 B8) Weekly VRDNs
                         (AMBAC INS)/(Wachovia Bank N.A. LIQ)                                                 7,945,000
        3,530,839        Hazlet Township, NJ, 3.25% BANs, 12/9/2005                                           3,543,125
        4,135,000        Jersey City, NJ Redevelopment Agency, Dixon Mill Apartments (Series 2000A)
                         Weekly VRDNs (Dixon Mills Associates)/(FNMA LOC)                                     4,135,000
        2,000,000        Keyport Borough, NJ, 2.75% BANs, 8/11/2005                                           2,000,509
        1,500,000        Middlesex County, NJ PCFA Weekly VRDNs (FMC Gold Co.)/(Wachovia Bank N.A.
                         LOC)                                                                                 1,500,000
        4,000,000        Millstone Township, NJ, 3.00% BANs, 8/12/2005                                        4,001,070
        5,000,000        Monroe Township, NJ Board of Education, 3.25% BANs, 12/30/2005                       5,013,181
        1,490,000        New Jersey EDA Daily VRDNs (Jewish Community Center of Middlesex
                         County)/(Commerce Bank N.A., Cherry Hill, NJ LOC)                                    1,490,000
        1,795,000        New Jersey EDA Daily VRDNs (Maroukian Realty LLC)/(Commerce Bank N.A.,
                         Cherry Hill, NJ LOC)                                                                 1,795,000
        3,525,000        New Jersey EDA Weekly VRDNs (Baptist Home Society of New Jersey)/(Valley
                         National Bank, Passaic, NJ LOC)                                                      3,525,000
        2,590,000        New Jersey EDA Weekly VRDNs (Erasteel, Inc.)/(Svenska Handelsbanken,
                         Stockholm LOC)                                                                       2,590,000
        4,383,000        New Jersey EDA Weekly VRDNs (Meridan Health Care)/(Manufacturers & Traders
                         Trust Co., Buffalo, NY LOC)                                                          4,383,000
        1,455,000        New Jersey EDA, (2000 Project) Weekly VRDNs (Fisk Alloy Wire Incorporated
                         and Affiliates)/(Wachovia Bank N.A. LOC)                                             1,455,000
         570,000         New Jersey EDA, (Series 1992D-1) Weekly VRDNs (Danlin Corp.)/(BNP Paribas
                         SA LOC)                                                                               570,000
        2,625,000        New Jersey EDA, (Series 1992L) Weekly VRDNs (Kent Place School)/(BNP
                         Paribas SA LOC)                                                                      2,625,000
        3,500,000        New Jersey EDA, (Series 1997) Weekly VRDNs (Phoenix Realty
                         Partners)/(Wachovia Bank N.A. LOC)                                                   3,500,000
         900,000         New Jersey EDA, (Series 1997) Weekly VRDNs (UJA Federation of Bergan
                         County and North Hudson, Inc.)/(Bank of New York LOC)                                 900,000
        7,000,000        New Jersey EDA, (Series 1998) Daily VRDNs (Mount Olive Industrial Realty
                         Co. LLC)/(Bank of New York LOC)                                                      7,000,000
        1,060,000        New Jersey EDA, (Series 1998) Weekly VRDNs (Deutscher Realty Co.
                         LLC)/(JPMorgan Chase Bank, N.A. LOC)                                                 1,060,000
        7,135,000        New Jersey EDA, (Series 1998) Weekly VRDNs (Job Haines Home)/(PNC Bank,
                         N.A. LOC)                                                                            7,135,000
        1,400,000        New Jersey EDA, (Series 1998B) Weekly VRDNs (Jewish Home at
                         Rockleigh)/(PNC Bank, N.A. LOC)                                                      1,400,000
        4,130,000        New Jersey EDA, (Series 1999) Daily VRDNs (VOADV Property, Inc.)/(Commerce
                         Bank N.A., Cherry Hill, NJ LOC)                                                      4,130,000
        1,285,000        New Jersey EDA, (Series 1999) Weekly VRDNs (Richmond Industries, Inc. and
                         Richmond Realty LLC)/(Commerce Bank N.A., Cherry Hill, NJ LOC)                       1,285,000
        6,610,000        New Jersey EDA, (Series 2000) Daily VRDNs (Rose Hill Associates
                         LLC)/(Commerce Bank N.A., Cherry Hill, NJ LOC)                                       6,610,000
        4,150,000        New Jersey EDA, (Series 2001) Weekly VRDNs (Diocese of Metuchen)/(Bank of
                         America N.A. LOC)                                                                    4,150,000
        6,575,000        New Jersey EDA, (Series 2001) Weekly VRDNs (Geriatric Services Housing
                         Corp., Inc. - (CNJJHA Assisted Living))/(Lloyds TSB Bank PLC, London LOC)            6,575,000
        8,000,000        New Jersey EDA, (Series 2001) Weekly VRDNs (Ocean Spray Cranberries,
                         Inc.)/(Wachovia Bank N.A. LOC)                                                       8,000,000
        7,100,000        New Jersey EDA, (Series 2001) Weekly VRDNs (Republic Services, Inc.)/(Bank
                         of America N.A. LOC)                                                                 7,100,000
        1,700,000        New Jersey EDA, (Series 2001) Weekly VRDNs (Temple Emanuel of the Pascack
                         Valley)/(PNC Bank, N.A. LOC)                                                         1,700,000
        3,090,000        New Jersey EDA, (Series 2001) Weekly VRDNs (Village School for Children,
                         Inc.)/(Valley National Bank, Passaic, NJ LOC)                                        3,090,000
        3,100,000        New Jersey EDA, (Series 2002) Daily VRDNs (Bancroft NeuroHealth)/(Commerce
                         Bank N.A., Cherry Hill, NJ LOC)                                                      3,100,000
        1,400,000        New Jersey EDA, (Series 2002B) Daily VRDNs (Presbyterian Homes Assisted
                         Living Obligated Group)/(Commerce Bank N.A., Cherry Hill, NJ LOC)                    1,400,000
        4,700,000        New Jersey EDA, (Series 2003) Weekly VRDNs (Port Newart Container Terminal
                         LLC)/(Citibank N.A., New York LOC)                                                   4,700,000
         580,000         New Jersey EDA, (Series A) Weekly VRDNs (325 Midland Avenue LLC & Wearbest
                         Sil-Tex Ltd.)/(Bank of New York LOC)                                                  580,000
       11,300,000        New Jersey EDA, Lion's Gate (Series 2005C) Weekly VRDNs (SJF-CCRC,
                         Inc.)/(Citizens Bank of Pennsylvania LOC)                                            11,300,000
        3,035,000    (2) New Jersey EDA, Macon Trust (Series 2005H) Weekly VRDNs (FGIC INS)/(Bank
                         of America N.A. LIQ)                                                                 3,035,000
        7,800,000    (2) New Jersey EDA, PUTTERs (Series 689) Weekly VRDNs (New Jersey-American
                         Water Co., Inc.)/(AMBAC INS)/(J.P. Morgan Chase & Co. LIQ)                           7,800,000
        3,900,000        New Jersey EDA, Winchester Gardens at Ward Homestead (Series 2004) Weekly
                         VRDNs (Marcus L. Ward Home)/(Valley National Bank, Passaic, NJ LOC)                  3,900,000
        6,200,000    (2) New Jersey Environmental Infrastructure Trust, (Series 2001-JPMC-6) Weekly
                         VRDNs (J.P. Morgan Chase & Co. LIQ)                                                  6,200,000
        1,980,000        New Jersey Health Care Facilities Financing Authority Weekly VRDNs (St.
                         Peter's University Hospital)/(Bank of America N.A. LOC)                              1,980,000
        2,925,000        New Jersey Health Care Facilities Financing Authority, (Series 2002) Daily
                         VRDNs (Wiley Mission)/(Commerce Bank N.A., Cherry Hill, NJ LOC)                      2,925,000
        7,150,000        New Jersey Health Care Facilities Financing Authority, (Series 2004A-1)
                         Weekly VRDNs (Bayshore Community Hospital, NJ)/(Commerce Bank N.A., Cherry
                         Hill, NJ LOC)                                                                        7,150,000
        2,000,000        New Jersey Health Care Facilities Financing Authority, (Series 2005) Daily
                         VRDNs (Recovery Management Systems, Inc.)/(Commerce Bank N.A., Cherry
                         Hill, NJ LOC)                                                                        2,000,000
        8,085,000    (2) New Jersey Health Care Facilities Financing Authority, Floater
                         Certificates (Series 2001-833) Weekly VRDNs (Hunterdon Medical
                         Center)/(AMBAC INS)/(Morgan Stanley LIQ)                                             8,085,000
        3,185,000    (2) New Jersey Health Care Facilities Financing Authority, MERLOTS (Series
                         2001-A100) Weekly VRDNs (Jersey City Medical Center)/(AMBAC INS)/(Wachovia
                         Bank N.A. LIQ)                                                                       3,185,000
        1,295,000    (2) New Jersey Housing & Mortgage Financing Authority, MERLOTS (Series 2000
                         A2) Weekly VRDNs (MBIA Insurance Corp. INS)/(Wachovia Bank N.A. LIQ)                 1,295,000
        3,000,000        New Jersey State Educational Facilities Authority, (2000 Series D) Weekly
                         VRDNs (Institute for Defense Analyses)/(AMBAC INS)/(Wachovia Bank N.A. LIQ)          3,000,000
        4,185,000        New Jersey State Educational Facilities Authority, (2003 Series A) Daily
                         VRDNs (Centenary College)/(Commerce Bank N.A., Cherry Hill, NJ LOC)                  4,185,000
        1,330,000    (2) New Jersey State Transportation Trust Fund Authority, Floater Certificates
                         (Series 1998-54) Weekly VRDNs (FSA INS)/(Morgan Stanley LIQ)                         1,330,000
        9,350,000    (2) New Jersey State Transportation Trust Fund Authority, PUTTERs (Series 241)
                         Weekly VRDNs (FSA INS)/(J.P. Morgan Chase & Co. LIQ)                                 9,350,000
       18,655,000    (2) New Jersey State Transportation Trust Fund Authority, PUTTERs (Series 823)
                         Weekly VRDNs (United States Treasury COL)/(MBIA Insurance Corp.
                         INS)/(JPMorgan Chase Bank, N.A. LIQ)                                                 18,655,000
        4,635,000    (2) New Jersey State, Macon Trust (Series 2004F) Weekly VRDNs (FSA INS)/(Bank
                         of America N.A. LIQ)                                                                 4,635,000
         800,000         New Jersey Turnpike Authority, (Series 2003C-3) Weekly VRDNs (FSA
                         INS)/(Dexia Credit Local LIQ)                                                         800,000
       14,995,000    (2) New Jersey Turnpike Authority, PA-824R Weekly VRDNs (MBIA Insurance Corp.
                         INS)/(Merrill Lynch & Co., Inc. LIQ)                                                 14,995,000
       15,865,000    (2) Newark, NJ Housing Authority, PT-1590 Weekly VRDNs (Georgie King Village
                         Apartments)/(Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC)          15,865,000
        2,000,000        Ocean City, NJ, 3.75% BANs, 10/28/2005                                               2,005,482
        4,863,925        Ocean Township, NJ, 3.25% BANs, 1/13/2006                                            4,884,341
        4,000,000        Old Bridge Township, NJ Board of Education, 3.00% GANs, 10/13/2005                   4,009,033
        5,304,299        Paramus, NJ, 3.25% BANs, 9/20/2005                                                   5,309,603
        2,000,000        Perth Amboy, NJ, 3.375% BANs, 3/10/2006                                              2,006,764
        1,504,250        Pine Beach, NJ, 3.00% BANs, 10/21/2005                                               1,507,688
       10,000,000        Port Authority of New York and New Jersey, (Series 1991-4/5) Weekly VRDNs            10,000,000
        2,270,000    (2) Port Authority of New York and New Jersey, MERLOTS (Series 2000 B5) Weekly
                         VRDNs (JFK International Air Terminal LLC)/(MBIA Insurance Corp.
                         INS)/(Wachovia Bank N.A. LIQ)                                                        2,270,000
        2,100,000    (2) Port Authority of New York and New Jersey, PUTTERs (Series 153) Weekly
                         VRDNs (FGIC INS)/(JPMorgan Chase Bank, N.A. LIQ)                                     2,100,000
        1,052,000        Riverton, NJ, 4.00% BANs, 7/14/2006                                                  1,062,191
        5,040,000        Salem County, NJ Improvement Authority, (Series 2004) Weekly VRDNs
                         (Friends Home At Woodstown, Inc.)/(Bank of America N.A. LOC)                         5,040,000
        4,498,500        Scotch Plains Township, NJ, 4.00% BANs, 5/26/2006                                    4,537,759
        1,320,320        Somerdale Borough, NJ, 4.00% BANs, 4/11/2006                                         1,329,203
        2,492,000        South Amboy, NJ, 3.25% BANs, 11/1/2005                                               2,498,450
        2,245,000        South Amboy, NJ, 4.00% BANs, 8/2/2006                                                2,264,531
        7,800,000        Stafford Township, NJ, 3.75% BANs, 1/19/2006                                         7,838,950
        2,512,840        Tuckerton, NJ, 3.75% BANs, 6/23/2006                                                 2,532,478
        3,191,000        Union Beach, NJ, 4.00% BANs, 7/13/2006                                               3,221,848
        6,943,500        Union City, NJ, 4.00% BANs, 5/17/2006                                                6,996,828
         829,520         Wenonah, NJ, 3.75% BANs, 3/31/2006                                                    833,805
        2,000,000        West Long Branch, NJ, 3.25% BANs, 2/8/2006                                           2,008,679
        1,597,000        Wharton Borough, NJ, 3.00% BANs, 10/28/2005                                          1,600,965
        5,100,000        Wildwood Crest, NJ, 4.00% BANs, 5/18/2006                                            5,139,305
        3,257,100        Willingboro Township, NJ, 4.00% BANs, 8/4/2006                                       3,285,502
                              TOTAL                                                                          370,435,135
                         Puerto Rico--2.0%
        4,000,000    (2) Puerto Rico Public Finance Corp., (Series 2004 FR/RI-L37J) Weekly VRDNs
                         (AMBAC INS)/(Lehman Brothers Holdings, Inc. LIQ)                                     4,000,000
        3,500,000    (2) Puerto Rico Public Finance Corp., Class A Certificates (Series 2002-195)
                         Weekly VRDNs (AMBAC INS)/(Bear Stearns Cos., Inc. LIQ)                               3,500,000
                              TOTAL                                                                           7,500,000
                              TOTAL MUNICIPAL INVESTMENTS--101.1%
                              (AT AMORTIZED COST)(3)                                                         377,935,135
                              OTHER ASSETS AND LIABILITIES--NET--(1.1)%                                        (4,261,559)
                              TOTAL NET ASSETS--100%                                                     $    373,673,576

====================================================================================================================================

        Securities that are subject to the federal alternative minimum tax (AMT) represent 21.2% of the portfolio as calculated based upon total portfolio market value.

     1 The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An
        NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1, or MIG-2 by Moody's Investors
        Service, or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories.

        Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security. At July 31, 2005, the portfolio securities were rated as follows:

        Tier Rating Percentages Based on Total Market Value

        First Tier        Second Tier
        ----------------- ----------------
        ----------------- ----------------

        97.5%             2.5%
        ----------------- ----------------

     2  Denotes a restricted security, including securities purchased under Rule
        144A of the Securities Act of 1933. These securities, all of which have been deemed liquid by criteria approved by the fund's Board of Trustees, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. At July 31, 2005, these securities amounted to $135,705,000 which represents 36.3% of total net assets.

     3  Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at July 31, 2005.



Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended.


The following acronyms are used throughout this portfolio:

AMBAC       --American Municipal Bond Assurance Corporation
AMT         --Alternative Minimum Tax
BANs        --Bond Anticipation Notes
COL         --Collateralized
EDA         --Economic Development Authority
FGIC        --Financial Guaranty Insurance Company
FNMA        --Federal National Mortgage Association
FSA         --Financial Security Assurance
GANs        --Grant Anticipation Notes
INS         --Insured
LIQ         --Liquidity Agreement
LOC         --Letter of Credit
MERLOTS     --Municipal Exempt Receipts -- Liquidity Optional Tender Series
PCFA        --Pollution Control Finance Authority
PUTTERs     --Puttable Tax-Exempt Receipts
TOPS        --Trust Obligation Participating Securities
VRDNs       --Variable Rate Demand Notes








NEW YORK MUNICIPAL CASH TRUST
PORTFOLIO OF INVESTMENTS
July 31, 2005 (unaudited)

       Principal
        Amount                                                                                                  Value

                          SHORT-TERM MUNICIPALS--99.3%(1)
                          New York--99.3%
 $     2,110,000          Albany, NY IDA, (Series 2001D: Empire Commons South) Weekly VRDNs
                          (University at Albany Foundation Student Housing Corp.)/(AMBAC
                          INS)/(Key Bank, N.A. LIQ)                                                     $     2,110,000
       3,435,000          Albany, NY IDA, (Series 2001A: Empire Commons East) Weekly VRDNs
                          (University at Albany Foundation Student Housing Corp.)/(AMBAC
                          INS)/(Key Bank, N.A. LIQ)                                                           3,435,000
       1,120,000          Albany, NY IDA, (Series 2003A) Weekly VRDNs (South Mall Towers Albany
                          LP)/(FNMA LOC)                                                                      1,120,000
       4,000,000          Albany, NY IDA, (Series 2004B) Weekly VRDNs (Albany College of
                          Pharmacy)/(SunTrust Bank LOC)                                                       4,000,000
      11,100,000          Bethlehem, NY IDA, (Series 2003A) Weekly VRDNs (467 Delaware Avenue
                          LLC)/(Federal Home Loan Bank of New York LOC)                                       11,100,000
       9,500,000          Binghamton, NY City School District, 3.50% RANs, 1/20/2006                          9,545,842
      12,568,550          Brocton, NY Central School District, 3.25% BANs, 12/16/2005                         12,612,354
      28,090,000     (2)   Buffalo, NY Fiscal Stability Authority, (PT-2999) Weekly VRDNs (MBIA
                          Insurance Corp. INS)/(Merrill Lynch & Co., Inc. LIQ)                                28,090,000
       4,236,155          Camden, NY Central School District, 3.75% BANs, 7/14/2006                           4,273,348
       4,540,000          Cattaraugus County, NY IDA, (Series 1999A) Weekly VRDNs (Gernatt
                          Asphalt Products, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY
                          LOC)                                                                                4,540,000
       2,920,000          Cayuga County, NY IDA, (Series 1998) Weekly VRDNs (NFR Northeast,
                          Inc.)/(Citizens Bank of Pennsylvania LOC)                                           2,920,000
       2,915,000          Chautauqua County, NY IDA, (Series 1999A) Weekly VRDNs (National
                          Bedding Co.)/(Bank of America N.A. LOC)                                             2,915,000
       5,600,000          Chautauqua County, NY IDA, The Carriage House Companies (Series 1985)
                          Weekly VRDNs (The Red Wing Co., Inc.)/(Wachovia Bank N.A. LOC)                      5,600,000
       9,050,000          Clinton County, NY IDA, (Series 2002A) Weekly VRDNs (Champlain Valley
                          Physicians Hospital Medical Center)/(Radian Asset Assurance INS)/(Key
                          Bank, N.A. LIQ)                                                                     9,050,000
       9,965,350          Clinton County, NY, 3.75% BANs, 7/20/2006                                           10,049,622
      51,130,000     (2)   Clipper Tax-Exempt Certificates Trust (New York Non-AMT)/(Series
                          2005-23) Weekly VRDNs ((FGIC, MBIA Insurance Corp. INS) and State
                          Street Bank and Trust Co. LIQs)                                                     51,130,000
       2,780,000          Cohoes, NY IDA, (Series 2003) Weekly VRDNs (AHF-Columbia Crest
                          LLC)/(Key Bank, N.A. LOC)                                                           2,780,000
        340,000           Colonie, NY IDA Weekly VRDNs (Herbert S. Ellis)/(HSBC Bank USA LOC)                  340,000
        280,000           Colonie, NY IDA, (Series 1988) Weekly VRDNs (Specialty Retailers,
                          Inc.)/(HSBC Bank USA LOC)                                                            280,000
       2,500,000          Corning, NY City School District, 3.75% BANs, 7/12/2006                             2,522,283
       7,000,000          Dutchess County, NY IDA, (Series 2002) Weekly VRDNs (Trinity Pawling
                          School Corp.)/
                          ------------------------------------------------------------------------
                          (Allied Irish Banks PLC LOC)                                                        7,000,000
       3,930,000          Dutchess County, NY IDA, (Series 2005) Weekly VRDNs (Lutheran Center at
                          Poughkeepsie, Inc.)/(Key Bank, N.A. LOC)                                            3,930,000
      14,000,000          Dutchess County, NY IDA, (Series 2005A) Weekly VRDNs (Marist
                          College)/(Bank of New York LOC)                                                     14,000,000
       7,300,000          East Rochester, NY Housing Authority, (Series 2001: Daniel's Creek at
                          Baytowne) Weekly VRDNs (Seabury Associates LP)/(HSBC Bank USA LOC)                  7,300,000
       5,000,000          Eastchester, NY United Free School District, 3.75% TANs, 6/23/2006                  5,043,885
       3,920,000          Edmeston, NY Central School District, 3.75% BANs, 6/30/2006                         3,953,045
       4,090,000          Erie County, NY IDA, (Series 2002: Civic Facility Revenue Bonds) Weekly
                          VRDNs (People, Inc.)/(Key Bank, N.A. LOC)                                           4,090,000
       4,150,000          Erie County, NY IDA, IDRB (Series 1994) Weekly VRDNs (Servotronics,
                          Inc. Project)/(Bank of America N.A. LOC)                                            4,150,000
       4,010,000          Glenville, NY, 3.25% BANs, 12/9/2005                                                4,023,254
       6,500,000          Hampton Bays, NY Union Free School District, 3.75% TANs, 6/22/2006                  6,558,020
      10,525,000     (2)   Hempstead, NY IDA, (Series 2003 FR/RI-F13J) Weekly VRDNs (FCD Lynbrook
                          LLC)/
                          ------------------------------------------------------------------------
                          (Lehman Brothers Holdings, Inc. SWP)                                                10,525,000
       1,700,000          Herkimer County, NY IDA, 1994 IDRB Weekly VRDNs (Granny's
                          Kitchen)/(Bank of New York LOC)                                                     1,700,000
       2,000,000          Kings Park, NY Central School District, 4.00% TANs, 6/29/2006                       2,019,520
      12,400,000          Lackawanna, NY City School District, 3.75% BANs, 6/16/2006                          12,500,136
       2,179,720          Liverpool, NY Central School District, 3.75% BANs, 7/7/2006                         2,199,469
      13,500,000          Liverpool, NY Central School District, 3.75% RANs, 7/7/2006                         13,622,316
      29,095,000     (2)   Long Island Power Authority, NY, (PA-522) Weekly VRDNs (FSA
                          INS)/(Merrill Lynch & Co., Inc. LIQ)                                                29,095,000
       3,890,000          Long Island Power Authority, NY, (Series 2003D) Weekly VRDNs (FSA
                          INS)/(Dexia Credit Local LIQ)                                                       3,890,000
      10,260,000          Madison County, NY IDA, (Series 1999A) Weekly VRDNs (Cazenovia College)/
                          ------------------------------------------------------------------------
                          (Manufacturers & Traders Trust Co., Buffalo, NY LOC)                                10,260,000
       3,400,000          Madison County, NY IDA, (Series A) Weekly VRDNs (Owl Wire and
                          Cable)/(Key Bank, N.A. LOC)                                                         3,400,000
       6,750,000          Mattituck-Cutchogue, NY Union Free School District, 3.75% TANs,
                          6/30/2006                                                                           6,806,925
      29,980,000     (2)   Metropolitan Transportation Authority, NY, (PT-2998) Weekly VRDNs
                          (MBIA Insurance Corp. INS)/(Merrill Lynch & Co., Inc. LIQ)                          29,980,000
      10,485,000          Metropolitan Transportation Authority, NY, (Series 2002D-1) Weekly
                          VRDNs (FSA INS)/
                          ------------------------------------------------------------------------
                          (WestLB AG GTD LIQ)                                                                 10,485,000
      128,800,000         Metropolitan Transportation Authority, NY, Dedicated Tax Fund (Series
                          2005A) Weekly VRDNs (XL Capital Assurance Inc.
                          INS)/(Citibank NA, New
                          York LIQ)                                                                          128,800,000
       9,395,000     (2)   Metropolitan Transportation Authority, NY, MERLOTS (Series 1997C)
                          Weekly VRDNs (FGIC INS)/(Wachovia Bank N.A. LIQ)                                    9,395,000
       7,460,000     (2)   Metropolitan Transportation Authority, NY, MERLOTS (Series 2002-A52)
                          Weekly VRDNs (FGIC INS)/(Wachovia Bank N.A. LIQ)                                    7,460,000
       5,667,500     (2)   Metropolitan Transportation Authority, NY, Piper Variable Certificates
                          (Series 2002F) Weekly VRDNs (AMBAC INS)/(Bank of New York LIQ)                      5,667,500
       3,940,000     (2)   Metropolitan Transportation Authority, NY, ROCs (Series 258) Weekly
                          VRDNs (FSA INS)/(Citibank NA, New York LIQ)                                         3,940,000
       2,100,000          Monroe County, NY IDA, (Series 2000) Weekly VRDNs (Eldre
                          Corp.)/(JPMorgan Chase Bank, N.A. LOC)                                              2,100,000
       8,000,000          Monroe County, NY IDA, (Series 2002A) Weekly VRDNs (Monroe Community
                          College Association, Inc.)/(Manufacturers & Traders Trust Co., Buffalo,
                          NY LOC)                                                                             8,000,000
       1,700,000          Monroe County, NY IDA, (Series 2004) Weekly VRDNs (Al Sigl Center for
                          Rehabilitation Agencies, Inc. Civic Facility)/(Manufacturers & Traders
                          Trust Co., Buffalo, NY LOC)                                                         1,700,000
       9,455,000          Monroe County, NY IDA, (Series 2005) Weekly VRDNs (Cherry Ridge
                          Apartments, LLC)/(HSBC Bank USA LOC)                                                9,455,000
       7,190,000          Monroe County, NY IDA, (Series 2005) Weekly VRDNs (Cherry Ridge
                          Independent Living, LLC)/(HSBC Bank USA LOC)                                        7,190,000
       6,750,000          Monroe County, NY IDA, (Series 2005) Weekly VRDNs (Cherry Ridge
                          Independent Living, LLC)/(HSBC Bank USA LOC)                                        6,750,000
      14,625,000          Monroe County, NY IDA, (Series 2005) Weekly VRDNs (Glen at Cherry
                          Ridge, LLC)/(HSBC Bank USA LOC)                                                     14,625,000
       4,700,000          Mount Sinai, NY Union Free School District, 4.00% TANs, 6/23/2006                   4,751,859
      13,250,000     (2)   Nassau County, NY IDA, (MT-010) Weekly VRDNs (Bryant Landing at Roslyn
                          LLC)/(Lloyds TSB Bank PLC, London LIQ)/(Lloyds TSB Bank PLC, London LOC)            13,250,000
      19,400,000          New York City, NY Housing Development Corp., (Series 2003A: 2 Gold
                          Street) Weekly VRDNs (2 Gold LLC)/(Bank of America N.A. LOC)                        19,400,000
       4,400,000          New York City, NY Housing Development Corp., (Series 2004 A) Weekly
                          VRDNs (West 61st Street Associates LLC)/(HSBC Bank USA LOC)                         4,400,000
      13,900,000          New York City, NY Housing Development Corp., (Series 2004A) Weekly
                          VRDNs (B.C.R.E.-90 West Street LLC)/(HSBC Bank USA LOC)                             13,900,000
      11,000,000          New York City, NY Housing Development Corp., (Series 2005A) Weekly
                          VRDNs (155 West 21st Street, LLC)/(Bank of New York LOC)                            11,000,000
       5,800,000          New York City, NY Housing Development Corp., (Series 2005A: 15 East
                          Clarke Place Apartments) Weekly VRDNs (East Clarke Place Associates II
                          LLC)/(JPMorgan Chase Bank, N.A. LOC)                                                5,800,000
      10,000,000          New York City, NY IDA, (Series 1997) Weekly VRDNs (Danzas AEI,
                          Inc.)/(Citibank NA, New York LOC)                                                   10,000,000
      14,300,000          New York City, NY IDA, (Series 2000) Weekly VRDNs (Jewish Community
                          Center on the Upper West Side, Inc.)/(Manufacturers & Traders Trust
                          Co., Buffalo, NY LOC)                                                               14,300,000
       4,700,000          New York City, NY IDA, (Series 2000) Weekly VRDNs (National Center on
                          Addiction and Substance Abuse at Columbia University)/(JPMorgan Chase
                          Bank, N.A. LOC)                                                                     4,700,000
       2,300,000          New York City, NY IDA, (Series 2001) Weekly VRDNs (Federation of
                          Protestant Welfare Agencies, Inc.)/(Allied Irish Banks PLC LOC)                     2,300,000
       3,000,000          New York City, NY IDA, (Series 2001) Weekly VRDNs (Jewish Community
                          Center in Manhattan, Inc.)/(Manufacturers & Traders Trust Co., Buffalo,
                          NY LOC)                                                                             3,000,000
       1,260,000          New York City, NY IDA, (Series 2001) Weekly VRDNs (Village Community
                          School)/
                          ------------------------------------------------------------------------
                          (Manufacturers & Traders Trust Co., Buffalo, NY LOC)                                1,260,000
       1,600,000          New York City, NY IDA, (Series 2002) Weekly VRDNs (The Hewitt
                          School)/(Allied Irish Banks PLC LOC)                                                1,600,000
       6,000,000          New York City, NY IDA, (Series 2003) Weekly VRDNs (Professional
                          Children's School)/
                          ------------------------------------------------------------------------
                          (Wachovia Bank N.A. LOC)                                                            6,000,000
       3,200,000          New York City, NY IDA, (Series 2004) Weekly VRDNs (Allen-Stevenson
                          School)/(Allied Irish Banks PLC LOC)                                                3,200,000
       2,625,000          New York City, NY IDA, (Series 2004) Weekly VRDNs (Birch Wathen Lenox
                          School)/(Allied Irish Banks PLC LOC)                                                2,625,000
       5,355,000          New York City, NY IDA, (Series 2004) Weekly VRDNs (Seamen's Society for
                          Children and Families)/(Commerce Bank NA, Cherry Hill, NJ LOC)                      5,355,000
       3,900,000          New York City, NY IDA, (Series 2004) Weekly VRDNs (Super-Tek Products,
                          Inc.)/(Citibank NA, New York LOC)                                                   3,900,000
       7,980,000          New York City, NY IDA, (Series 2004A) Weekly VRDNs (Institute for
                          Community Living, Inc.)/(HSBC Bank USA LOC)                                         7,980,000
       2,550,000          New York City, NY IDA, (Series 2005) Weekly VRDNs (French
                          Institute-Alliance Francaise de New York-Federation of French Alliances
                          in the United States)/(Manufacturers & Traders Trust Co., Buffalo, NY
                          LOC)                                                                                2,550,000
       4,170,000          New York City, NY IDA, (Series 2005A) Weekly VRDNs (Ethical Culture
                          Fieldston School)/(XL Capital Assurance Inc. INS)/(Dexia Credit Local
                          LIQ)                                                                                4,170,000
       6,350,000          New York City, NY IDA, (Series 2001A) Weekly VRDNs (Heart Share Human
                          Services of New York)/(HSBC Bank USA LOC)                                           6,350,000
       5,710,000          New York City, NY IDA, Civic Facility Revenue Bonds (Series 2000)
                          Weekly VRDNs (Columbia Grammar & Preparatory School)/(Allied Irish
                          Banks PLC LOC)                                                                      5,710,000
       3,700,000          New York City, NY IDA, Industrial Development Revenue Bonds (Series
                          2003) Weekly VRDNs (Novelty Crystal Corp.)/(Commerce Bank NA, Cherry
                          Hill, NJ LOC)                                                                       3,700,000
      75,000,000          New York City, NY IDA, Liberty Revenue Bonds (Series 2004 A) Weekly
                          VRDNs (One Bryant Park LLC)/(Bayerische Landesbank GTD INV)/(Bank of
                          America N.A. and Bank of New York LOCs)                                             75,000,000
      11,800,000          New York City, NY IDA, Liberty Revenue Bonds (Series 2004 B) Daily
                          VRDNs (One Bryant Park LLC)/(Bayerische Landesbank GTD INV)/(Bank of
                          America N.A. and Bank of New York LOCs)                                             11,800,000
      11,600,000          New York City, NY IDA, Liberty Revenue Bonds (Series 2004) Weekly VRDNs
                          (FC Hanson Office Associates LLC)/(Lloyds TSB Bank PLC, London LOC)                 11,600,000
       3,240,000     (2)   New York City, NY Municipal Water Finance Authority, (PA-523) Weekly
                          VRDNs (FGIC INS)/(Merrill Lynch & Co., Inc. LIQ)                                    3,240,000
       7,000,000          New York City, NY Municipal Water Finance Authority, (Series 5), 2.40%
                          CP, Mandatory Tender 8/16/2005                                                      7,000,000
       4,995,000     (2)   New York City, NY Municipal Water Finance Authority, ROCs (Series 380)
                          Weekly VRDNs (AMBAC INS)/(Citibank NA, New York LIQ)                                4,995,000
      14,000,000          New York City, NY Transitional Finance Authority, (1999 Subseries A-2)
                          Weekly VRDNs (Bank of Nova Scotia, Toronto LIQ)                                     14,000,000
       9,890,000     (2)   New York City, NY Transitional Finance Authority, (Series 1999B)
                          MERLOTS Weekly VRDNs (Wachovia Bank N.A. LIQ)                                       9,890,000
       1,495,000     (2)   New York City, NY Transitional Finance Authority, MERLOTS (Series
                          2002-A40) Weekly VRDNs (MBIA Insurance Corp.
                          INS)/(Wachovia Bank N.A.
                          LIQ) 1,495,000
       4,975,000     (2)   New York City, NY Transitional Finance Authority, Piper Certificates
                          (Series 2002E) Weekly VRDNs (Bank of New York LIQ)                                  4,975,000
       1,030,000          New York City, NY, (1995 Series B-9) Weekly VRDNs (JPMorgan Chase Bank,
                          N.A. LOC)                                                                           1,030,000
      18,825,000          New York City, NY, (1995 Series F-4) Weekly VRDNs (Landesbank
                          Hessen-Thueringen GTD LOC)                                                          18,825,000
       3,600,000          New York City, NY, (1996 Series J-2) Weekly VRDNs (WestLB AG GTD LOC)               3,600,000
       8,000,000          New York City, NY, (1996 Series J-3) Weekly VRDNs (JPMorgan Chase Bank,
                          N.A. LOC)                                                                           8,000,000
      26,545,000          New York City, NY, (2003 Series C-2) Weekly VRDNs (Bayerische
                          Landesbank GTD LOC)                                                                 26,545,000
       4,100,000          New York City, NY, (2004 Series H-6) Weekly VRDNs (Bank of America N.A.
                          LOC)                                                                                4,100,000
       7,400,000          New York City, NY, (Fiscal 2005 Series E), 3.00% Bonds, 11/1/2005                   7,408,885
       1,790,000     (2)   New York City, NY, (PT-2848) Weekly VRDNs (Dexia Credit Local
                          LIQ)/(Dexia Credit Local LOC)                                                       1,790,000
      18,960,000     (2)   New York City, NY, (ROCs Series 251) Weekly VRDNs (Citigroup Global
                          Markets Holdings, Inc. GTD)/(Citigroup Global Markets Holdings, Inc.
                          LIQ) 18,960,000
       5,450,000     (2)   New York State Dormitory Authority, (Series 2003 FR/METR-M7J) Weekly
                          VRDNs (CDC IXIS Financial Guaranty NA INS)/(Lehman Brothers Holdings,
                          Inc. LIQ)                                                                           5,450,000
       3,200,000          New York State Dormitory Authority, (Series 2003) Weekly VRDNs
                          (Teresian House Housing Corp.)/(Lloyds TSB Bank PLC, London LOC)                    3,200,000
       1,920,000          New York State Dormitory Authority, (Series 2005) Weekly VRDNs (Park
                          Ridge Hospital, Inc.)/(JPMorgan Chase Bank, N.A. LOC)                               1,920,000
       4,000,000          New York State Dormitory Authority, (Series 2005) Weekly VRDNs (Pratt
                          Institute)/(Radian Asset Assurance INS)/(Citibank N.A., New York LIQ)               4,000,000
       7,500,000     (2)   New York State Dormitory Authority, MERLOTS (Series 2000 X) Weekly
                          VRDNs (Memorial Sloan-Kettering Cancer Center)/(MBIA Insurance Corp.
                          INS)/(Wachovia Bank N.A. LIQ)                                                       7,500,000
       1,975,000     (2)   New York State Dormitory Authority, MERLOTS (Series 2001-A30) Weekly
                          VRDNs (AMBAC INS)/(Wachovia Bank N.A. LIQ)                                          1,975,000
      12,420,000     (2)   New York State Dormitory Authority, MERLOTS (Series 2002-A56) Weekly
                          VRDNs (FGIC INS)/(Wachovia Bank N.A. LIQ)                                           12,420,000
       5,000,000          New York State Dormitory Authority, Mental Health Services (2003
                          Subseries F-2A) Weekly VRDNs (New York State)/(FSA INS)/(Dexia Credit
                          Local LIQ)                                                                          5,000,000
       2,760,000          New York State Dormitory Authority, Mental Health Services (2003
                          Subseries F-2C) Weekly VRDNs (New York State)/(FSA INS)/(Dexia Credit
                          Local LIQ)                                                                          2,760,000
      10,135,000     (2)   New York State Dormitory Authority, PA-60 (Series 1993) Weekly VRDNs
                          (Rochester General Hospital)/(FHA INS)/(Merrill Lynch & Co., Inc. LIQ)              10,135,000
       4,020,000     (2)   New York State Dormitory Authority, PT-128 Weekly VRDNs (Rosalind &
                          Joseph Gurwin Jewish Geriatric Center of Long Island, Inc.)/(AMBAC
                          INS)/(Merrill Lynch & Co., Inc. LIQ)                                                4,020,000
      11,330,000     (2)   New York State Dormitory Authority, PT-130 Weekly VRDNs (United Health
                          Services Hospitals, Inc.)/(AMBAC INS)/(Merrill Lynch & Co., Inc. LIQ)               11,330,000
       5,330,000     (2)   New York State Dormitory Authority, PT-75 Weekly VRDNs (Ellis
                          Hospital)/(MBIA Insurance Corp. INS)/(Merrill Lynch & Co., Inc. LIQ)                5,330,000
       5,795,000     (2)   New York State Dormitory Authority, Variable Rate Certificate (Series
                          2001-D) Weekly VRDNs (Mount Sinai School of
                          Medicine)/(MBIA Insurance
                          Corp. INS)/(Bank of America N.A. LIQ)                                               5,795,000
      21,975,000     (2)   New York State Energy Research & Development Authority, (Series 2002
                          FR/RI-F9J) Weekly VRDNs (Consolidated Edison
                          Co.)/(Lehman Brothers
                          Holdings, Inc. SWP)                                                                 21,975,000
       1,600,000     (2)   New York State Environmental Facilities Corp. State Clean Water and
                          Drinking Water, Floater Certificates (Series 2001-658) Weekly VRDNs
                          (Morgan Stanley LIQ)                                                                1,600,000
       6,440,000     (2)   New York State Environmental Facilities Corp. State Clean Water and
                          Drinking Water, ROCs (Series 4001) Weekly VRDNs (Citigroup Global
                          Markets Holdings, Inc. LIQ)                                                         6,440,000
       4,400,000          New York State HFA, (1999 Series A: 300 East 39th Street) Weekly VRDNs
                          (39th Street Associates LLC)/(FNMA LOC)                                             4,400,000
      41,755,000          New York State HFA, (Series 2002A: 271 West 47th Street) Weekly VRDNs
                          (Biltmore Tower LLC)/(FNMA LOC)                                                     41,755,000
       5,000,000          New York State HFA, (Series 2004A: 100 Maiden Lane) Weekly VRDNs
                          (Maiden Lane Properties LLC)/(Bank of New York LOC)                                 5,000,000
       9,500,000          New York State HFA, (Series 2005A: 250 West 93rd Street) Weekly VRDNs
                          (L&M 93rd Street LLC)/(Bank of America N.A. LOC)                                    9,500,000
       9,500,000          New York State HFA, Service Contract Revenue Bonds (2003 Series C)
                          Weekly VRDNs (Dexia Credit Local LOC)                                               9,500,000
       3,800,000          New York State HFA, Service Contract Revenue Bonds (2003 Series E)
                          Weekly VRDNs (BNP Paribas SA LOC)                                                   3,800,000
      11,810,000     (2)   New York State Local Government Assistance Corp., Class A Certificates
                          (Series 2002-203) Weekly VRDNs (FSA INS)/(Bear Stearns Cos., Inc. LIQ)              11,810,000
      16,495,000     (2)   New York State Mortgage Agency, (PA-422) Weekly VRDNs (Merrill Lynch &
                          Co., Inc. LIQ)                                                                      16,495,000
      10,145,000     (2)   New York State Mortgage Agency, PA-406 Weekly VRDNs (Merrill Lynch &
                          Co., Inc. LIQ)                                                                      10,145,000
      10,000,000     (2)   New York State Thruway Authority, (PA-532) Weekly VRDNs (Merrill Lynch
                          & Co., Inc. LIQ)                                                                    10,000,000
       6,765,000     (2)   New York State Thruway Authority, Saratoga Trust (Series 2004-10)
                          Weekly VRDNs (New York State Personal Income Tax Revenue Bond
                          Fund)/(AMBAC INS)/(Caisse Nationale De Credit Agricole, Paris LIQ)                  6,765,000
       8,400,000     (2)   New York State Urban Development Corp., (Series 1996-CMC6) Weekly
                          VRDNs (New York State Urban Development Corp - HUD
                           Section 236)/(J.P.
                          Morgan Chase & Co. LIQ)                                                             8,400,000
      11,370,000          New York State Urban Development Corp., (Series 2004A-3-C) Weekly VRDNs
                          (New York State Personal Income Tax Revenue Bond Fund)/(CDC IXIS
                          Financial Guaranty NA INS)/(Dexia Credit Local LIQ)                                 11,370,000
       9,000,000          Newburgh, NY City School District, 3.25% RANs, 6/21/2006                            9,013,741
       3,220,000     (2)   Newburgh, NY IDA, (PT-2504) Weekly VRDNs (Belvedere Housing
                          LP)/(Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC)                 3,220,000
       5,000,000          Niagara County, NY IDA, (Series 2001B) Weekly VRDNs (Niagara
                          University)/(Radian Asset Assurance INS)/(HSBC Bank USA LIQ)                        5,000,000
       6,330,000          North Syracuse, NY Central School District, 3.75% BANs, 6/23/2006                   6,386,650
       4,850,000          Oneonta, NY City School District, 3.75% RANs, 6/28/2006                             4,891,475
       3,497,000          Onondaga County, NY IDA, (Series 1999A) Weekly VRDNs (Christian
                          Brothers Academy of Syracuse, NY)/(Key Bank, N.A. LOC)                              3,497,000
       1,560,000          Onondaga County, NY IDA, (Series 2000) Weekly VRDNs (M.S. Kennedy
                          Corp.)/(Key Bank, N.A. LOC)                                                         1,560,000
       4,510,000          Onondaga County, NY IDA, (Series 2003A) Weekly VRDNs (Crouse Health
                          Hospital, Inc.)/
                          ------------------------------------------------------------------------
                          (Manufacturers & Traders Trust Co., Buffalo, NY LOC)                                4,510,000
       1,725,000          Onondaga County, NY Weekly VRDNs (Grainger (W.W.), Inc.)                            1,725,000
       4,800,000          Ontario County, NY Industrial Development Agency, (Series 2003B) Weekly
                          VRDNs (Frederick Ferris Thompson Hospital)/(Key Bank, N.A. LOC)                     4,800,000
        600,000           Ontario, NY IDA Weekly VRDNs (Hillcrest Enterprises/Buckeye
                          Corrugated)/(National City Bank, Ohio LOC)                                           600,000
       6,000,000          Orange County, NY IDA, (Series 2002) Weekly VRDNs (Tuxedo Park
                          School)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC)                        6,000,000
       5,015,000          Oswego County, NY IDA, (Series 2003) Weekly VRDNs (Oswego College
                          Foundation, Inc.)/
                          ------------------------------------------------------------------------
                          (Manufacturers & Traders Trust Co., Buffalo, NY LOC)                                5,015,000
       4,605,000     (2)   Port Authority of New York and New Jersey, (PT-440) Weekly VRDNs (FGIC
                          INS)/(Merrill Lynch & Co., Inc. LIQ)                                                4,605,000
      15,000,000          Port Authority of New York and New Jersey, (Series 1989-2) Weekly VRDNs             15,000,000
      15,000,000          Port Authority of New York and New Jersey, (Series 1989-3/4) Weekly
                          VRDNs                                                                               15,000,000
      12,400,000          Port Authority of New York and New Jersey, Equipment Note Agreement
                          (Series 2002-1) Weekly VRDNs                                                        12,400,000
       2,585,000          Rensselaer County, NY IDA, (Series 2002A) Weekly VRDNs (Sage
                          Colleges)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC)                      2,585,000
       5,235,000          Rensselaer County, NY IDA, Civic Facility Revenue Bonds (Series 2003A)
                          Weekly VRDNs (WMHT Educational Telecommunications)/(Manufacturers &
                          Traders Trust Co., Buffalo, NY LOC)                                                 5,235,000
       4,500,000          Riverhead, NY IDA, IDRB (Series 1998) Weekly VRDNs (Altaire
                          Pharmaceuticals, Inc.)/
                          ------------------------------------------------------------------------
                          (Mellon Bank NA, Pittsburgh LOC)                                                    4,500,000
       4,735,000          Rockland County, NY IDA, (Series 2001) Weekly VRDNs (Gussack Realty
                          Co./Tappan Wire and Cable, Inc.)/(Bank of New York LOC)                             4,735,000
       4,000,000          Salamanca, NY City School District, 4.00% BANs, 6/16/2006                           4,033,914
        965,000           Schenectady, NY IDA, (Series 1995A) Weekly VRDNs (Fortitech Holding
                          Corp.)/(Bank of America N.A. LOC)                                                    965,000
       1,760,000          Southeast, NY IDA, IDRB (Series 1995) Weekly VRDNs (Dairy Conveyor
                          Corp.)/(JPMorgan Chase Bank, N.A. LOC)                                              1,760,000
       5,667,000          St. Lawrence County, NY IDA, (Series 2002) Weekly VRDNs (Canton-Potsdam
                          Hospital)/(Key Bank, N.A. LOC)                                                      5,667,000
        480,000           Suffolk County, NY IDA Weekly VRDNs (YM-YWHA of Suffolk)/(Citibank NA,
                          New York LOC)                                                                        480,000
       1,390,000          Suffolk County, NY IDA, (Series 1997B) Weekly VRDNs (Maryhaven Center
                          of Hope)/(Key Bank, N.A. LOC)                                                       1,390,000
       9,420,000          Sullivan County, NY, 3.75% BANs, 7/20/2006                                          9,508,643
       5,500,000          Syracuse, NY IDA, (Series 2003A) Weekly VRDNs (Crouse Health Hospital,
                          Inc.)/
                          ------------------------------------------------------------------------
                          (Manufacturers & Traders Trust Co., Buffalo, NY LOC)                                5,500,000
        795,000      (2)   Triborough Bridge & Tunnel Authority, NY, PUTTERs (Series 304) Weekly
                          VRDNs (MBIA Insurance Corp. INS)/(J.P. Morgan Chase & Co. LIQ)                       795,000
      14,465,000          Triborough Bridge & Tunnel Authority, NY, Subordinate Revenue Bonds
                          (Series 2000A) Weekly VRDNs (FSA INS)/(JPMorgan Chase Bank, N.A. LIQ)               14,465,000
       1,465,000          Ulster County, NY IDA, (Series 2001A) Weekly VRDNs (Northeast Panel &
                          Truss LLC)/(ABN AMRO Bank NV, Amsterdam LOC)                                        1,465,000
      20,000,000          Ulster County, NY, 4.00% BANs, 6/9/2006                                             20,216,263
       3,590,000     (2)   United Nations, NY Development Corp., PT-2087 Weekly VRDNs (Merrill
                          Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC)                              3,590,000
       7,500,000          Walden Village, NY IDA, IDRB (Series 1994) Weekly VRDNs (Spence
                          Engineering Co.)/(Wachovia Bank N.A. LOC)                                           7,500,000
      11,865,000          Warren & Washington Counties, NY IDA, (Series 2000) Weekly VRDNs (Glen
                          at Hiland Meadows, Inc.)/(PNC Bank, N.A. LOC)                                       11,865,000
       1,520,000          Wayne County, NY IDA, (Series 1999) Weekly VRDNs (Paul T. Freund
                          Corporation Facility)/(JPMorgan Chase Bank, N.A. LOC)                               1,520,000
      18,165,646          Webutuck, NY Central School District, 3.00% BANs, 12/16/2005                        18,215,625
      16,320,000          Westchester County, NY IDA, (Series 2001) Weekly VRDNs (Catharine Field
                          Home)/
                          ------------------------------------------------------------------------
                          (Comerica Bank LOC)                                                                 16,320,000
       1,820,000          Westchester County, NY IDA, (Series 2001) Weekly VRDNs (Hunterbrook
                          Ridge at Fieldhome, Inc.)/(Comerica Bank LOC)                                       1,820,000
       3,290,000          Westchester County, NY IDA, (Series 2002) Weekly VRDNs (The Masters
                          School)/(Allied Irish Banks PLC LOC)                                                3,290,000
       4,500,000          Westchester County, NY IDA, (Series 2004) Daily VRDNs (Northern
                          Westchester Hospital Association)/(Commerce Bank NA, Cherry Hill, NJ
                          LOC)                                                                                4,500,000
       3,995,000          Westchester County, NY IDA, (Series 2004A) Weekly VRDNs (Aviation
                          Services Group LLC)/(SunTrust Bank LOC)                                             3,995,000
       7,200,000          Westchester County, NY IDA, (Series 2005B) Weekly VRDNs (Mercy
                          College)/(Key Bank, N.A. LOC)                                                       7,200,000
       4,650,000          Wyoming County, NY IDA, (Series 1999A) Weekly VRDNs (TPI Arcade,
                          Inc.)/(Amsouth Bank N.A., Birmingham, AL LOC)                                       4,650,000
       3,325,000          Yates County, NY IDA, (Series 2003-A) Weekly VRDNs (Keuka College)/(Key
                          Bank, N.A. LOC)                                                                     3,325,000
                              TOTAL MUNICIPAL INVESTMENTS - 99.3%
                          ------------------------------------------------------------------------
                              (AT AMORTIZED COST)(3)                                                        1,499,588,574
                              OTHER ASSETS AND LIABILITIES - NET - 0.7%                                       11,287,697
                              TOTAL NET ASSETS - 100%                                                   $   1,510,876,271

===================================================================================================================
           Securities that are subject to the federal alternative minimum tax
           (AMT) represent 17.2% of the portfolio as calculated based upon total portfolio market value.

        1 The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's,
           MIG-1, or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by
           Fitch Ratings, are all considered rated in one of the two highest short-term rating categories.

           Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First
           Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.
           At July 31, 2005, the portfolio securities were rated as follows:

           Tier Rating Based on Total Market Value

           First Tier   Second Tier

           ------------ -------------
           ------------ -------------
           96.8%        3.2%
           ------------ -------------

        2 Denotes a restricted security, including securities purchased under Rule 144A of the Securities Act of 1933. These securities, all of which have been deemed liquid by criteria approved by the fund's
           Board of Trustees, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors.
           At July 31, 2005, these securities amounted to $403,672,500 which represents 26.7% of total net assets.

        3  Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at July 31, 2005.

Investment Valuation
The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended.

The following acronyms are used throughout this portfolio:

AMBAC         --American Municipal Bond Assurance Corporation
AMT           --Alternative Minimum Tax
BANs          --Bond Anticipation Notes
CP            --Commercial Paper
FGIC          --Financial Guaranty Insurance Company
FHA           --Federal Housing Administration
FNMA          --Federal National Mortgage Association
FSA           --Financial Security Assurance
GTD           --Guaranteed
HFA           --Housing Finance Authority
IDA           --Industrial Development Authority
IDRB          --Industrial Development Revenue Bond
INS           --Insured
INV           --Investment Agreement
LIQ(s)        --Liquidity Agreement(s)
LOC(s)        --Letter(s) of  Credit
MERLOTS       --Municipal Exempt Receipts -- Liquidity Optional Tender Series
PUTTERs       --Puttable Tax-Exempt Receipts
RANs          --Revenue Anticipation Notes
ROCs          --Reset Option Certificates
SWP           --Swap Agreement
TANs          --Tax Anticipation Notes
VRDNs         --Variable Rate Demand Notes







NORTH CAROLINA MUNICIPAL CASH TRUST
PORTFOLIO OF INVESTMENTS
July 31, 2005 (unaudited)

       Principal
        Amount                                                                                                        Value

                          SHORT-TERM MUNICIPALS--99.5%(1)
                          North Carolina--97.1%
 $     20,819,000    (2)  ABN AMRO MuniTOPS Certificates Trust (North Carolina Non-AMT)/(Series
                          1998-23) Weekly VRDNs (Mission Health, Inc.)/(MBIA Insurance Corp.
                          INS)/(ABN AMRO Bank NV, Amsterdam LIQ)                                         $       20,819,000
       4,340,000          Alexander County, NC Industrial Facilities & Pollution Control
                          Financing Authority, (Series 1997) Weekly VRDNs (Mitchell Gold Co.,
                          Inc.)/(SunTrust Bank LOC)                                                               4,340,000
       1,665,000          Brunswick County, NC Industrial Facilities and PCFA, (Series 1998)
                          Weekly VRDNs (Turnage Properties LLC)/(RBC Centura Bank LOC)                            1,665,000
       2,410,000          Catawba County, NC Industrial Facilities & Pollution Control Financing
                          Authority, (Series 1998) Weekly VRDNs (Centro, Inc.)/(Wells Fargo Bank
                          Minnesota N.A. LOC)                                                                     2,410,000
       2,900,000          Chatham, NC Industrial Facilities & Pollution Control Funding
                          Authority, (Series 2001) Weekly VRDNs (Townsends, Inc.)/(Wilmington
                          Trust Co. LOC)                                                                          2,900,000
       1,615,000          Cleveland County, NC Industrial Facilities and Pollution Control
                          Financing Authority, (Series 1990) Weekly VRDNs (MetalsAmerica, Inc.
                          Project)/(PNC Bank, N.A. LOC)                                                           1,615,000
        600,000           Cleveland County, NC Industrial Facilities and Pollution Control
                          Financing Authority, PCR Bonds (Series 1995) Weekly VRDNs (Grover
                          Industries, Inc. Project)/(Bank of America N.A. LOC)                                      600,000
       3,440,000          Gaston County, NC Industrial Facilities and Pollution Control Financing
                          Authority, (Series 1997) Weekly VRDNs (Thermoform Plastic, Inc.)/(Bank
                          of America N.A. LOC)                                                                    3,440,000
       2,260,000          Guilford County, NC Industrial Facilities & PCFA, (Series 1999) Weekly
                          VRDNs (FFNC, Inc.)/
                          ------------------------------------------------------------------------
                          (Harris, N.A. LOC)                                                                      2,260,000
       1,600,000          Guilford County, NC Industrial Facilities & PCFA, (Series 2002) Weekly
                          VRDNs (YMCA of Greensboro)/(Branch Banking & Trust Co., Winston-Salem
                          LOC) 1,600,000
       2,500,000          Guilford County, NC Industrial Facilities & PCFA, (Series 2003) Weekly
                          VRDNs (YMCA of Greensboro)/(Branch Banking & Trust Co., Winston-Salem
                          LOC)                                                                                    2,500,000
       4,750,000          Halifax County, NC Industrial Facilities & PCFA Weekly VRDNs (Flambeau
                          Airmold Project)/(Wells Fargo Bank Minnesota N.A. LOC)                                  4,750,000
       18,500,000         Hertford County, NC Industrial Facilities & Pollution Control Financing
                          Authority, (Series 2000A) Weekly VRDNs (Nucor Corp.)                                   18,500,000
       4,000,000          Johnson County, NC Industrial Facilities & Pollution Control Financing
                          Authority, (Series 2000) Weekly VRDNs (Flanders Corp.)/(Bank of America
                          N.A. LOC)                                                                               4,000,000
       2,900,000          McDowell County, NC Industrial Facilities and Pollution Control
                          Financing Authority, (Series 2002) Weekly VRDNs (Corpening
                          YMCA)/(Branch Banking & Trust Co., Winston-Salem LOC)                                   2,900,000
       4,800,000          Mecklenberg County, NC Industrial Facilities & PCFA Industrial
                          Development, (Series 2001) Weekly VRDNs (Stefano Foods, Inc.)/(JPMorgan
                          Chase Bank, N.A. LOC)                                                                   4,800,000
        850,000           Mecklenburg County, NC, (Series 1996) Weekly VRDNs (YMCA of Greater
                          Charlotte)/
                          ------------------------------------------------------------------------
                          (Wachovia Bank N.A. LOC)                                                                  850,000
       2,500,000          Mecklenburg County, NC, (Series 2004B) Weekly VRDNs (Landesbank
                          Hessen-Thueringen GTD LIQ)                                                              2,500,000
       1,295,000          New Hanover County, NC PCR Financial Authority Weekly VRDNs (Efson,
                          Inc.)/(Branch Banking & Trust Co., Winston-Salem LOC)                                   1,295,000
       2,915,000          North Carolina Capital Facilities Finance Agency, (Series 2002) Weekly
                          VRDNs (Cannon School, Inc.)/(SunTrust Bank LOC)                                         2,915,000
       2,635,000          North Carolina Capital Facilities Finance Agency, (Series 2002) Weekly
                          VRDNs (Goodwill Community Foundation)/(Bank of America N.A. LOC)                        2,635,000
       8,200,000          North Carolina Capital Facilities Finance Agency, (Series 2004) Daily
                          VRDNs (Republic Services, Inc.)/(SunTrust Bank LOC)                                     8,200,000
       1,500,000          North Carolina Capital Facilities Finance Agency, (Series 2004) Weekly
                          VRDNs (Campbell University)/(Branch Banking & Trust Co., Winston-Salem
                          LOC) 1,500,000
       4,070,000     (2)  North Carolina Eastern Municipal Power Agency, (MT-099) Weekly VRDNs
                          (FGIC INS)/(BNP Paribas SA LIQ)                                                         4,070,000
       4,995,000     (2)   North Carolina Eastern Municipal Power Agency, (PT-824) Weekly VRDNs
                          (Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC)                         4,995,000
       4,347,000     (2)  North Carolina Eastern Municipal Power Agency, (Series 2004-955D)
                          Weekly VRDNs (AMBAC INS)/(Morgan Stanley LIQ)                                           4,347,000
       2,545,000     (2)  North Carolina Eastern Municipal Power Agency, MERLOTS (Series 2001
                          A75) Weekly VRDNs (U.S. Treasury COL)/(Wachovia Bank N.A. LIQ)                          2,545,000
       7,950,000     (2)  North Carolina Eastern Municipal Power Agency, MERLOTS (Series 2000
                          A41), 2.11% TOBs (U.S. Treasury COL)/(Wachovia Bank N.A. LIQ), Optional
                          Tender 11/10/2005                                                                       7,950,000
       5,220,000     (2)  North Carolina Eastern Municipal Power Agency, MERLOTS (Series
                          2002-A22) Weekly VRDNs (Wachovia Bank N.A. LIQ)/(U.S.
                          Treasury PRF
                          1/1/2022 @100)                                                                          5,220,000
       2,000,000     (2)   North Carolina Eastern Municipal Power Agency, Macon Trust (Series
                          2005G) Weekly VRDNs (AMBAC INS)/(Bank of America N.A. LIQ)                              2,000,000
       3,080,000          North Carolina Educational Facilities Finance Agency, (Series 1999)
                          Weekly VRDNs (North Carolina Wesleyan College)/(RBC Centura Bank LOC)                   3,080,000
       3,020,000     (2)   North Carolina HFA, (Series 2003 FR/RI-L17) Weekly VRDNs (FSA
                          INS)/(Lehman Brothers Holdings, Inc. LIQ)                                               3,020,000
       4,830,000     (2)  North Carolina HFA, MERLOTS (Series 2002-A39), 2.80% TOBs (AMBAC
                          INS)/(Wachovia Bank N.A. LIQ), Optional Tender 1/25/2006                                4,830,000
       4,505,000          North Carolina Medical Care Commission, (Series 1999) Weekly VRDNs
                          (Cross Road Rest and Retirement Center, Inc.)/(RBC Centura Bank LOC)                    4,505,000
       10,410,000         North Carolina Medical Care Commission, (Series 2001) Weekly VRDNs
                          (Aldersgate Retirement Community, Inc.)/(Branch Banking & Trust Co.,
                          Winston-Salem LOC)                                                                     10,410,000
       1,705,000          North Carolina Medical Care Commission, (Series 2001) Weekly VRDNs
                          (Rutherford Hospital, Inc.)/(Branch Banking & Trust Co., Winston-Salem
                          LOC) 1,705,000
       1,000,000          North Carolina Medical Care Commission, (Series 2001A) Weekly VRDNs
                          (Moses H. Cone Memorial)                                                                1,000,000
       5,290,000          North Carolina Medical Care Commission, (Series 2003C) Weekly VRDNs
                          (Givens Estates)/(Bank of Scotland, Edinburgh LOC)                                      5,290,000
       4,370,000          North Carolina Medical Care Commission, Healthcare Facilities Revenue
                          Bonds (Series 2003A), 4.00% Bonds (Novant Health Obligated Group),
                          11/1/2005                                                                               4,387,442
       3,500,000     (2)  North Carolina Medical Care Commission, ROCs (Series 296) Weekly VRDNs
                          (Rowan Regional Medical Center)/(FSA INS)/(Citibank N.A., New York LIQ)                 3,500,000
       3,000,000          North Carolina Municipal Power Agency No. 1, 8.00% Bonds (AMBAC INS),
                          1/1/2006                                                                                3,067,982
       10,205,000    (2)  North Carolina Municipal Power Agency No. 1, MERLOTS (Series 2000 A42),
                          2.11% TOBs (MBIA Insurance Corp. INS)/(Wachovia Bank N.A. LIQ),
                          Optional Tender 11/10/2005                                                             10,205,000
       2,915,000     (2)  North Carolina Municipal Power Agency No. 1, PUTTERs (Series 341)
                          Weekly VRDNs (AMBAC INS)/(J.P. Morgan Chase & Co. LIQ)                                  2,915,000
       2,165,000     (2)  North Carolina Municipal Power Agency No. 1, ROCs (Series 211) Weekly
                          VRDNs (MBIA Insurance Corp. INS)/(Citibank N.A., New York LIQ)                          2,165,000
       13,500,000    (2)  North Carolina State, (PT-413) Weekly VRDNs (Merrill Lynch & Co., Inc.
                          LIQ)                                                                                   13,500,000
       5,420,000     (2)  North Carolina State, PT-2115 Weekly VRDNs (Merrill Lynch & Co., Inc.
                          LIQ)                                                                                    5,420,000
        900,000           Piedmont Triad Airport Authority, NC Weekly VRDNs (Triad International
                          Maintenance Corp.)/(Citibank N.A., New York LOC)                                          900,000
       6,420,000     (2)  Raleigh & Durham, NC Airport Authority, MT-100 Weekly VRDNs (AMBAC
                          INS)/(Landesbank Hessen-Thueringen GTD LIQ)                                             6,420,000
       2,400,000          Randolph County, NC Industrial Facilities and PCFA, (Series 1996)
                          Weekly VRDNs (Ornamental Mouldings, Inc.)/(Toronto Dominion Bank LOC)                   2,400,000
       4,500,000          Richmond County, NC Industrial Facilities & Pollution Control, (Series
                          2005) Weekly VRDNs (Ritz-Craft Corp.)/(Mercantile Safe Deposit & Trust
                          Co., Baltimore LOC)                                                                     4,500,000
       1,510,000          Robeson County, NC Industrial Facilities and Pollution Control
                          Financing Authority, (Series 1999) Weekly VRDNs (Rempac Foam
                          Corp.)/(JPMorgan Chase Bank, N.A. LOC)                                                  1,510,000
        200,000           Rockingham County, NC Industrial Facilities and PCFA, (Series 1997)
                          Weekly VRDNs (McMichael Mills, Inc.)/(Wachovia Bank N.A. LOC)                             200,000
        235,000           Sampson County, NC Industrial Facilities and Pollution Control
                          Financing Authority, (Series 1997) Weekly VRDNs (DuBose Strapping,
                          Inc.)/(Wachovia Bank N.A. LOC)                                                            235,000
       3,000,000          Wake County, NC, (Series 2003C), 4.00% TOBs (Lloyds TSB Bank PLC,
                          London LIQ), Optional Tender 4/1/2006                                                   3,025,445
       3,581,000          Warren County, NC Water and Sewer District III, 3.50% BANs, 3/15/2006                   3,597,338
       4,100,000          Wilson County, NC PCA, (Series 1994) Weekly VRDNs (Granutec,
                          Inc.)/(Bank of Nova Scotia, Toronto LOC)                                                4,100,000
                               TOTAL                                                                            236,009,207
                          Puerto Rico--2.4%
        840,000      (2)  Puerto Rico HFA, (Series 2003 FR/RI-L30J) Weekly VRDNs (GNMA
                          COL)/(Lehman Brothers Holdings, Inc. LIQ)                                                 840,000
       5,085,000     (2)  Puerto Rico Highway and Transportation Authority, Floater Certificates
                          2001-586 Weekly VRDNs (FSA INS)/(Morgan Stanley LIQ)                                    5,085,000
                               TOTAL                                                                              5,925,000
                               TOTAL MUNICIPAL INVESTMENTS--99.5%
                          ========================================================================
                               (AT AMORTIZED COST)(3)                                                           241,934,207
                               OTHER ASSETS AND LIABILITIES - NET-0.5%                                            1,162,914
                               TOTAL NET ASSETS -100%                                                    $      243,097,121

====================================================================================================================================

           Securities that are subject to the federal alternative minimum tax
           (AMT) represent 37.1% of the portfolio as calculated based upon total portfolio market value.
        1 The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's,
           MIG-1 or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by
           Fitch Ratings, are all considered rated in one of the two highest short-term rating categories.
           Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First
           Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security. At July 31, 2005, the portfolio securities were rated as follows:

           Tier Rating Percentages Based on Total Market Value

           First Tier   Second Tier
           ------------ ------------
           ------------

           100.0%       0.0%
           ------------ ------------

        2 Denotes a restricted security, including securities purchased under Rule 144A of the Securities Act of 1933. These securities, all of which have been deemed liquid by criteria approved by the Fund's
           Board of Trustees, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors.
           At July 31, 2005, these securities amounted to $109,846,000 which represents 45.2% of total net assets.

        3  Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at July 31, 2005.

Investment Valuation
The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Investment Act of 1940, as amended.


The following acronyms are used throughout this portfolio:

AMBAC        --American Municipal Bond Assurance Corporation
AMT          --Alternative Minimum Tax
BANs         --Bond Anticipation Notes
COL          --Collateralized
FGIC         --Financial Guaranty Insurance Company
FSA          --Financial Security Assurance
GNMA         --Government National Mortgage Association
GTD          --Guaranteed
HFA          --Housing Finance Authority
INS          --Insured
LIQ          --Liquidity Agreement
LOC          --Letter of Credit
MERLOTS      --Municipal Exempt Receipts -- Liquidity Optional Tender Series
PCA          --Pollution Control Authority
PCR          --Pollution Control Revenue
PCFA         --Pollution Control Finance Authority
PRF          --Prerefunded
PUTTERs      --Puttable Tax-Exempt Receipts
ROCs         --Reset Option Certificates
TOBs         --Tender Option Bonds
TOPS         --Trust Obligation Participating Securities
VRDNs        --Variable Rate Demand Notes





OHIO MUNICIPAL CASH TRUST
PORTFOLIO OF INVESTMENTS
July 31, 2005 (unaudited)

       Principal
        Amount                                                                                                   Value

                         SHORT-TERM MUNICIPALS--99.7%(1)
                         Ohio--99.7%
 $     6,200,000    (2)  ABN AMRO MuniTOPS Certificates Trust (Ohio Non-AMT)/(Series 2004-14)
                         Weekly VRDNs (Columbus, OH City School District)/(FSA INS)/(ABN AMRO Bank
                         NV, Amsterdam LIQ)                                                              $     6,200,000
       1,670,000         Akron, Bath & Copley, OH Joint Township, (Series 2002) Weekly VRDNs
                         (Sumner on Ridgewood, Inc.)/(KBC Bank NV LOC)                                         1,670,000
       3,000,000         Akron, Bath & Copley, OH Joint Township, (Series 2004B) Weekly VRDNs
                         (Summa Health System)/(JPMorgan Chase Bank, N.A. LOC)                                 3,000,000
       1,700,000    (2)  Akron, OH, ROCs (Series 259) Weekly VRDNs (FGIC INS)/(Citibank N.A., New
                         York LIQ)                                                                             1,700,000
       7,725,000         Ashland County, OH Health Care, (Series 1999) Weekly VRDNs (Brethren
                         Care, Inc.)/
                         --------------------------------------------------------------------------
                         (FirstMerit Bank, N.A. LOC)                                                           7,725,000
       1,850,000         Ashland, OH, 4.00% BANs, 5/25/2006                                                    1,864,612
       6,225,000         Belmont County, OH, 2.89% BANs, 3/15/2006                                             6,234,005
       2,670,000         Belmont County, OH, 3.00% BANs, 11/16/2005                                            2,677,668
       2,000,000         Belmont County, OH, 3.05% BANs, 3/30/2006                                             2,003,218
       6,230,000         Clark County, OH, (Series 1999) Weekly VRDNs (Ohio Masonic Home)/(AMBAC
                         INS)/(Harris, N.A. LIQ)                                                               6,230,000
       2,995,000         Clermont County, OH, Variable Rate IDRBs (Series 1997) Weekly VRDNs
                         (Buriot International, Inc.)/(PNC Bank, N.A. LOC)                                     2,995,000
       3,600,000         Cleveland, OH Airport System, Revenue Bonds (Series 2000C)  Weekly VRDNs
                         (FSA INS)/(Dexia Credit Local and WestLB AG GTD LIQs)                                 3,600,000
       2,475,000         Columbiana County, OH, (Series 1999) Weekly VRDNs (Butech, Inc.)/(Key
                         Bank, N.A. LOC)                                                                       2,475,000
       1,420,000         Coshocton, OH, 3.25% BANs, 2/24/2006                                                  1,425,084
       2,000,000         Cuyahoga County, OH Health Care Facilities, (Series 2001) Weekly VRDNs
                         (Gardens of McGregor & Amasa Stone)/(Key Bank, N.A. LOC)                              2,000,000
       4,825,000         Cuyahoga County, OH Hospital Authority, (Series 1998-II) Weekly VRDNs
                         (W.O. Walker Center, Inc.)/(AMBAC INS)/(Key Bank, N.A. LIQ)                           4,825,000
       1,110,000         Cuyahoga County, OH IDA Weekly VRDNs (Sure-Foot Industries,
                         Inc.)/(FirstMerit Bank, N.A. LOC)                                                     1,110,000
       2,030,000         Cuyahoga County, OH IDA Weekly VRDNs (Watt Printers)/(National City Bank,
                         Ohio LOC)                                                                             2,030,000
       1,890,000         Cuyahoga County, OH IDA, (Series 1997) Weekly VRDNs (Northstar Plastics,
                         Inc.)/
                         --------------------------------------------------------------------------
                         (JPMorgan Chase Bank, N.A. LOC)                                                       1,890,000
       1,810,000         Cuyahoga County, OH IDA, (Series 1999) Weekly VRDNs (Kowalski Heat
                         Treating Co.)/(FirstMerit Bank, N.A. LOC)                                             1,810,000
      14,400,000         Cuyahoga County, OH, (Series 1999) Weekly VRDNs (National Terminal
                         Apartments)/(Bank of America N.A. LOC)                                               14,400,000
        400,000          Cuyahoga County, OH, (Series 1999) Weekly VRDNs (The
                         Renaissance)/(Lasalle Bank, N.A. LOC)                                                  400,000
        830,000          Delaware County, OH, IDRB (Series 1995) Weekly VRDNs (Air Waves, Inc.
                         Project)/(Key Bank, N.A. LOC)                                                          830,000
       2,095,000         Delaware, OH, 4.00% BANs, 6/8/2006                                                    2,114,064
       5,500,000         Franklin County, OH Health Care Facilities, (Series 2004) Weekly VRDNs
                         (Willow Brook Christian Communities)/(Fifth Third Bank, Cincinnati LOC)               5,500,000
       1,145,000         Franklin County, OH IDA Weekly VRDNs (Promark Electronics,
                         Inc.)/(JPMorgan Chase Bank, N.A. LOC)                                                 1,145,000
       1,650,000         Franklin County, OH IDA Weekly VRDNs (Unicorn Leasing Corp.)/(Fifth Third
                         Bank, Cincinnati LOC)                                                                 1,650,000
       1,870,000         Franklin County, OH IDA, (Series 1995) Weekly VRDNs (Fabcon LLC
                         Project)/(Wells Fargo Bank Minnesota N.A. LOC)                                        1,870,000
        265,000          Franklin County, OH, Adjustable Rate Demand Economic Development Revenue
                         Refunding Bonds (Series 1996) Weekly VRDNs (CPM Investments)/(Huntington
                         National Bank, Columbus, OH LOC)                                                       265,000
       6,760,000         Greene County, OH Hospital Facilities Revenue Authority, (Series 1999A)
                         Weekly VRDNs (Med Health System)/(Key Bank, N.A. LOC)                                 6,760,000
       4,900,000         Groveport, OH, Land Acquisition and Improvement, 3.00% BANs, 1/18/2006                4,911,122
       5,610,000         Hamilton County, OH Hospital Facilities Authority, (Series B) Revenue
                         Bonds Weekly VRDNs (Health Alliance of Greater Cincinnati)/(MBIA
                         Insurance Corp. INS)/(Credit Suisse, Zurich LIQ)                                      5,610,000
       4,150,000         Hamilton County, OH, (Series 2001A) Weekly VRDNs (MLB Hilltop Health
                         Facilities, Inc.)/(FirstMerit Bank, N.A. LOC)                                         4,150,000
      10,000,000         Hamilton County, OH, (Series 2004) Weekly VRDNs (Block 3 Project)/(Bank
                         of New York and Citizens Bank of Pennsylvania LOCs)                                  10,000,000
       8,250,000         Hamilton County, OH, (Series 2004) Weekly VRDNs (Stratford Heights)/(Bank
                         of New York and Citizens Bank of Pennsylvania LOCs)                                   8,250,000
       4,750,000         Hamilton County, OH, (Series 2005A) Weekly VRDNs (Episcopal Retirement
                         Homes, Inc.)/
                         --------------------------------------------------------------------------
                         (Key Bank, N.A. LOC)                                                                  4,750,000
       1,750,000         Hamilton County, OH, (Series 2005B) Weekly VRDNs (Episcopal Retirement
                         Homes, Inc.)/
                         --------------------------------------------------------------------------
                         (Key Bank, N.A. LOC)                                                                  1,750,000
       2,000,000         Hamilton, OH Multi-Family Housing, (Series 2003A: Knollwood Crossing II
                         Apartments) Weekly VRDNs (Pedcor Investments-2003-LIX
                         LP)/(Federal Home
                         Loan Bank of Indianapolis LOC)                                                        2,000,000
       4,775,000         Henry County, OH, (Series 1996) Weekly VRDNs (Automatic Feed
                         Co.)/(Huntington National Bank, Columbus, OH LOC)                                     4,775,000
       1,800,000         Holgate, OH Local School District, 4.00% BANs, 1/5/2006                               1,808,709
       1,885,000         Huber Heights, OH, 2.50% BANs, 8/19/2005                                              1,885,000
        580,000          Huber Heights, OH, IDRB (Series 1994) Weekly VRDNs (Lasermike, Inc.
                         Project)/(Key Bank, N.A. LOC)                                                          580,000
       2,665,000         Lake County, OH, (Series 1996) Weekly VRDNs (Apsco Properties
                         Ltd.)/(JPMorgan Chase Bank, N.A. LOC)                                                 2,665,000
       1,920,000         Lorain County, OH Weekly VRDNs (Ohio Metallurgical Service,
                         Inc.)/(FirstMerit Bank, N.A. LOC)                                                     1,920,000
       1,805,000         Lorain Port Authority, OH, (Series 1994) Weekly VRDNs (Spitzer Great
                         Lakes Ltd., Inc.)/
                         --------------------------------------------------------------------------
                         (JPMorgan Chase Bank, N.A. LOC)                                                       1,805,000
        425,000          Lorain Port Authority, OH, Adjustable Rate Demand Port Development
                         Refunding Revenue Bonds (Series 1996) Weekly VRDNs (Spitzer
                         Project)/(JPMorgan Chase Bank, N.A. LOC)                                               425,000
        25,000           Lucas County, OH Weekly VRDNs (Sunshine Children's Home)/(National City
                         Bank, Ohio LOC)                                                                        25,000
       9,050,000         Madison County, OH, (Series 2005) Weekly VRDNs (Madison County Hospital,
                         Inc.)/(Key Bank, N.A. LOC)                                                            9,050,000
       6,000,000         Mahoning County, OH Hospital Facilities, (Series B) Weekly VRDNs (Forum
                         Group, Inc.)/
                         --------------------------------------------------------------------------
                         (MBIA Insurance Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ)                            6,000,000
       3,190,000         Mahoning County, OH Multifamily HFA Weekly VRDNs (International Towers,
                         Inc.)/(U.S. Bank, N.A. LOC)                                                           3,190,000
       2,625,000         Mansfield, OH, 2.50% BANs, 8/25/2005                                                  2,626,443
       1,000,000         Marietta, OH, 4.00% BANs, 6/20/2006                                                   1,009,024
       2,993,000         Massillon, OH, 2.67% BANs, 12/7/2005                                                  2,997,104
       7,400,000         Medina County, OH, (Series 1997) Weekly VRDNs (Plaza 71 Associates
                         Ltd.)/(WestLB AG GTD LOC)                                                             7,400,000
       1,090,000         Medina County, OH, (Series 1998) Weekly VRDNs (Michael Day
                         Enterprises)/(Key Bank, N.A. LOC)                                                     1,090,000
       1,695,000         Mentor, OH, (Series 1997) Weekly VRDNs (Risch Investments/Roll Kraft,
                         Inc.)/(Key Bank, N.A. LOC)                                                            1,695,000
       2,925,000         Montgomery County, OH, (Series 2005) Weekly VRDNs (Kroger Co.)/(U.S.
                         Bank, N.A. LOC)                                                                       2,925,000
        875,000          North Olmsted, OH, 3.15% BANs, 5/3/2006                                                876,866
       3,650,000         Obetz, OH, 2.54% BANs, 12/6/2005                                                      3,652,349
       6,170,000         Ohio HFA Multifamily Housing, 3.50% TOBs (Lincoln Park
                         Associates)/(Citizens Bank of Pennsylvania LOC), Optional Tender 11/1/2005            6,170,000
        175,000     (2)  Ohio HFA, Variable Rate Certificates (Series 2001-I) Weekly VRDNs (GNMA
                         COL)/(Bank of America N.A. LIQ)                                                        175,000
       3,735,000         Ohio State University, (Series 1999 B2) Weekly VRDNs                                  3,735,000
       2,000,000         Ohio State Water Development Authority, (Series 2002) Weekly VRDNs (PEL
                         Technologies LLC)/(Key Bank, N.A. LOC)                                                2,000,000
       4,690,000         Parma Heights, OH, 2.50% BANs, 9/22/2005                                              4,693,933
       2,870,000         Paulding County, OH, 4.00% BANs, 6/8/2006                                             2,893,736
       2,420,000         Pickaway County, OH IDA Weekly VRDNs (Crane Plastics)/(JPMorgan Chase
                         Bank, N.A. LOC)                                                                       2,420,000
        330,000          Pickerington, OH, 2.00% BANs, 9/2/2005                                                 330,057
       2,740,000         Portage County, OH IDA, Adjustable Rate IDRBs (Series 1996) Weekly VRDNs
                         (Barnette Project)/(National City Bank, Ohio LOC)                                     2,740,000
       3,850,000         Richland County, OH, (Series 2005), 3.25% BANs, 3/1/2006                              3,867,442
       1,312,500         Ross County, OH, 4.00% BANs, 6/1/2006                                                 1,323,111
       5,610,000         Stark County, OH IDR Weekly VRDNs (Shearer's Foods, Inc.)/(National City
                         Bank, Ohio LOC)                                                                       5,610,000
        690,000          Stark County, OH IDR, IDRB (Series 1996) Weekly VRDNs (Foundations
                         Systems and Anchors, Inc. Project)/(JPMorgan Chase Bank, N.A. LOC)                     690,000
        770,000          Strongsville, OH Weekly VRDNs (Monarch Engraving, Inc.)/(FirstMerit Bank,
                         N.A. LOC)                                                                              770,000
        500,000          Strongsville, OH, (Series 1994) Weekly VRDNs (Nutro Machinery
                         Corp.)/(Huntington National Bank, Columbus, OH LOC)                                    500,000
       3,740,000         Summit County, OH IDA Weekly VRDNs (Gardner Pie Co., Inc.)/(FirstMerit
                         Bank, N.A. LOC)                                                                       3,740,000
        200,000          Summit County, OH IDA, (Series 1997) Weekly VRDNs (Baker McMillen
                         Co.)/(National City Bank, Ohio LOC)                                                    200,000
       1,230,000         Summit County, OH IDA, (Series 1997) Weekly VRDNs (Malco Products,
                         Inc.)/(JPMorgan Chase Bank, N.A. LOC)                                                 1,230,000
       1,985,000         Summit County, OH IDA, (Series 1998) Weekly VRDNs (Waldonia
                         Investment)/(Key Bank, N.A. LOC)                                                      1,985,000
       1,305,000         Summit County, OH IDA, (Series 2000) Weekly VRDNs (McHale
                         Group)/(National City Bank, Ohio LOC)                                                 1,305,000
       3,435,000         Summit County, OH IDA, (Series 2001) Weekly VRDNs (AESCO,
                         Inc.)/(FirstMerit Bank, N.A. LOC)                                                     3,435,000
        410,000          Summit County, OH IDA, 3.05% TOBs (Universal Rack)/(National City Bank,
                         Ohio LOC), Optional Tender 9/1/2005                                                    410,000
        700,000          Summit County, OH IDA, Adjustable Rate IDRBs (Series 1996) Weekly VRDNs
                         (Fomo Products, Inc.)/(FirstMerit Bank, N.A. LOC)                                      700,000
        143,000          Summit County, OH IDA, Bonds (Series 1994) Weekly VRDNs (Austin Printing
                         Co., Inc.)/
                         --------------------------------------------------------------------------
                         (JPMorgan Chase Bank, N.A. LOC)                                                        143,000
       1,565,000         Summit County, OH IDA, Variable Rate IDRBs (Series 1998A) Weekly VRDNs
                         (Wintek Ltd.)/(FirstMerit Bank, N.A. LOC)                                             1,565,000
       1,600,000         Sylvania, OH City School District, 4.00% BANs, 7/27/2006                              1,616,869
       1,000,000         Toledo-Lucas County, OH Port Authority, IDA Weekly VRDNs (Medusa
                         Corp.)/(Wachovia Bank N.A. LOC)                                                       1,000,000
       1,025,000         Trumbull County, OH IDA, IDR Refunding Bonds (Series 1994) Weekly VRDNs
                         (Churchill Downs, Inc.)/(JPMorgan Chase Bank, N.A. LOC)                               1,025,000
        625,000          Tuscarawas County, OH, Adjustable Rate IDRBs (Series 1995) Weekly VRDNs
                         (Primary Packaging, Inc.)/(FirstMerit Bank, N.A. LOC)                                  625,000
       2,270,000         Wapakoneta, OH, (Series 04), 3.30% BANs, 6/15/2006                                    2,273,827
       1,950,000         Warrensville Heights, OH, 2.75% BANs, 2/9/2006                                        1,952,000
       8,465,000    (2)  Westerville, OH City School District, MERLOTS 2001-A34, 2.11% TOBs (MBIA
                         Insurance Corp. INS)/(Wachovia Bank N.A. LIQ), Optional Tender 11/10/2005             8,465,000
        495,000          Willoughby City, OH, IDR Refunding Bonds (Series 1995A) Weekly VRDNs
                         (Pine Ridge Shopping Center Co. Project)/(U.S. Bank, N.A. LOC)                         495,000
        550,000          Willoughby City, OH, IDR Revenue Bonds (Series 1995 B) Weekly VRDNs (Pine
                         Ridge Shopping Center Co. Project)/(U.S. Bank, N.A. LOC)                               550,000
       2,000,000         Wood County, OH, (Series 1999) Weekly VRDNs (Dowa THT America,
                         Inc.)/(Comerica Bank LOC)                                                             2,000,000
        810,000          Wood County, OH, Williams Industrial Service Inc, Project Weekly VRDNs
                         (Williams Industrial Service, Inc.)/(Huntington National Bank, Columbus,
                         OH LOC)                                                                                810,000
       6,985,000         Wooster, OH, Health Care Facilities Revenue Bonds (Series 2003) Weekly
                         VRDNs (West View Manor)/(Fifth Third Bank, Cincinnati LOC)                            6,985,000
       2,460,000         Youngstown, OH, (Series 1996A) Weekly VRDNs (Cantar/Polyair
                         Corp./Performa Corp.)/
                         --------------------------------------------------------------------------
                         (HSBC Bank USA LOC)                                                                   2,460,000
                              TOTAL MUNICIPAL INVESTMENTS --- 99.7%
                                 (AT AMORTIZED COST)(3)                                                       281,109,243
                              OTHER ASSETS AND LIABILITIES --- NET --- 0.3%                                     946,338
                              TOTAL NET ASSETS --- 100%                                                  $    282,055,581

====================================================================================================================================


           Securities that are subject to the federal alternative minimum tax
           (AMT) represent 34.6% of the portfolio as calculated based upon total portfolio market value.

        1 The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's,
           MIG-1 or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by
           Fitch Ratings are all considered rated in one of the two highest short-term rating categories.

           Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First
           Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.

           At July 31, 2005, the portfolio securities were rated as follows:

           Tier Rating Percentage Based on Total Market Value
           First Tier          Second Tier
           ------------------- ----------------
           ------------------- ----------------
           99.3%               0.7 %
           ------------------- ----------------

        2 Denotes a restricted security, including securities purchased under Rule 144A of the Securities Act of 1933. These securities, all of which have been deemed liquid by criteria approved by the fund's
           Board of Trustees, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors.
           At July 31, 2005, these securities amounted to $16,540,000 which represents 5.9% of total net assets.
        3  Also represents cost for federal tax purposes.

    Note: The categories of investments are shown as a percentage of total net assets at July 31, 2005.

      Investment Valuation
      The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Investment Company Act of 1940, as ammended.

    The following acronyms are used throughout this portfolio:

   AMBAC         --American Municipal Bond Assurance Corporation
   AMT           --Alternative Minimum Tax
   BANs          --Bond Anticipation Notes
   COL           --Collateralized
   FGIC          --Financial Guaranty Insurance Company
   FSA           --Financial Security Assurance
   GNMA          --Government National Mortgage Association
   GTD           --Guaranteed
   HFA           --Housing Finance Authority
   IDA           --Industrial Development Authority
   IDR           --Industrial Development Revenue
   IDRB(s)       --Industrial Development Revenue Bond(s)
   INS           --Insured
   LIQ(s)        --Liquidity Agreement(s)
   LOC(s)        --Letter(s) of Credit
   MERLOTS       --Municipal Exempt Receipts -- Liquidity Optional Tender Series
   ROCs          --Reset Option Certificates
   TOBs          --Tender Option Bonds
   TOPS          --Trust Obligation Participating Securities
   VRDNs         --Variable Rate Demand Notes





PENNSYLVANIA MUNICIPAL CASH TRUST
PORTFOLIO OF INVESTMENTS
July 31, 2005 (unaudited)

      Principal
        Amount                                                                                                  Value

                         SHORT-TERM MUNICIPALS--99.6%(1)
                         Pennsylvania--99.6%
 $    9,145,000     (2)  ABN AMRO MuniTOPS Certificates Trust (Pennsylvania Non-AMT)/(Series
                         2003-24) Weekly VRDNs (Philadelphia, PA School District)/(FSA INS)/(ABN
                         AMRO Bank NV, Amsterdam LIQ)                                                   $     9,145,000
      2,680,000          Adams County, PA IDA, (Series 1999C) Weekly VRDNs (Martin Limestone,
                         Inc.)/
                         -------------------------------------------------------------------------
                         (Manufacturers & Traders Trust Co., Buffalo, NY LOC)                                 2,680,000
      3,130,000          Adams County, PA IDA, (Series 2002) Weekly VRDNs (Agricultural
                         Commodities, Inc.)/
                         -------------------------------------------------------------------------
                         (Manufacturers & Traders Trust Co., Buffalo, NY LOC)                                 3,130,000
      6,075,000          Adams County, PA IDA, (Series A of 1999) Weekly VRDNs (Valley Quarries,
                         Inc.)/
                         -------------------------------------------------------------------------
                         (Manufacturers & Traders Trust Co., Buffalo, NY LOC)                                 6,075,000
      1,920,000          Adams County, PA IDA, (Series B of 1999) Weekly VRDNs (Valley Quarries,
                         Inc.)/
                         -------------------------------------------------------------------------
                         (Manufacturers & Traders Trust Co., Buffalo, NY LOC)                                 1,920,000
      4,535,000          Allegheny County, PA HDA, (Series 2001B) Weekly VRDNs (Covenant at South
                         Hills)/(Key Bank, N.A. LOC)                                                          4,535,000
      10,000,000         Allegheny County, PA HDA, (Series A of 2000), 2.95% TOBs (South Hills
                         Health System)/
                         -------------------------------------------------------------------------
                         (PNC Bank, N.A. LOC), Mandatory Tender 6/1/2006                                     10,000,000
      1,000,000          Allegheny County, PA IDA, (Series 2005) Weekly VRDNs (Carnegie Museums
                         of Pittsburgh)/(Citizens Bank of Pennsylvania LOC)                                   1,000,000
      3,335,000          Allegheny County, PA IDA, (Series B of 1997) Weekly VRDNs (Jewish
                         Community Center)/(National City Bank, Pennsylvania LOC)                             3,335,000
       740,000           Berks County, PA IDA Weekly VRDNs (ADC Quaker Maid Meats)/(Wachovia Bank
                         N.A. LOC)                                                                             740,000
       690,000           Berks County, PA IDA, (Series 1995) Weekly VRDNs (Grafika Commercial
                         Printing, Inc.)/
                         -------------------------------------------------------------------------
                         (Wachovia Bank N.A. LOC)                                                              690,000
      3,600,000          Berks County, PA IDA, (Series 1998) Weekly VRDNs (Eastern Industries,
                         Inc.)/
                         -------------------------------------------------------------------------
                         (Manufacturers & Traders Trust Co., Buffalo, NY LOC)                                 3,600,000
      6,000,000          Berks County, PA IDA, (Series 2004) Weekly VRDNs (One Douglassville
                         Properties LP)/
                         -------------------------------------------------------------------------
                         (Federal Home Loan Bank of New York LOC)                                             6,000,000
       760,000           Bucks County, PA IDA Weekly VRDNs (Double H Plastics, Inc.)/(Wachovia
                         Bank N.A. LOC)                                                                        760,000
      1,290,000          Bucks County, PA IDA Weekly VRDNs (Pennsylvania Associates)/(Wachovia
                         Bank N.A. LOC)                                                                       1,290,000
      1,660,000          Butler County, PA IDA, (Series 1994) Weekly VRDNs (Lue-Rich Holding Co.,
                         Inc.)/(Lasalle Bank, N.A. LOC)                                                       1,660,000
      2,200,000          Butler County, PA IDA, (Series 1996 A) Weekly VRDNs (Armco, Inc.)/(Fifth
                         Third Bank, Cincinnati LOC)                                                          2,200,000
        5,000            Butler County, PA IDA, (Series 2000B) Weekly VRDNs (Concordia Lutheran
                         Ministries)/
                         -------------------------------------------------------------------------
                         (Radian Asset Assurance INS)/(Bank of America N.A. LIQ)                                5,000
      2,000,000          Butler County, PA IDA, (Series A of 2004) Weekly VRDNs (Concordia
                         Lutheran Ministries)/
                         -------------------------------------------------------------------------
                         (Bank of America N.A. LOC)                                                           2,000,000
      3,485,000          Butler County, PA IDA, IDRBs (Series 1997) Weekly VRDNs (Wise Business
                         Forms, Inc.)/
                         -------------------------------------------------------------------------
                         (Wachovia Bank N.A. LOC)                                                             3,485,000
      10,700,000         Carbon County, PA IDA, (Series 2004), 2.60% RANs (Horsehead Resource
                         Development, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 12/9/2005                       10,700,000
      3,335,000          Chester County, PA IDA, (Series 2000A) Weekly VRDNs (Innovative
                         Solutions and Support, Inc.)/(PNC Bank, N.A. LOC)                                    3,335,000
      4,625,000          Chester County, PA IDA, (Series A of 2000) Weekly VRDNs (Devault Packing
                         Co., Inc.)/(Bank of America N.A. LOC)                                                4,625,000
      1,700,000          Chester County, PA Intermediate Unit, (Series 2003) Weekly VRDNs (PNC
                         Bank, N.A. LOC)                                                                      1,700,000
      19,400,000    (2)  Clipper Tax-Exempt Certificates Trust (Pennsylvania Non-AMT)/(Series
                         2005-28) Weekly VRDNs (Commonwealth of Pennsylvania)/(FSA INS)/(State
                         Street Bank and Trust Co. LIQ)                                                      19,400,000
      6,800,000     (2)  Commonwealth of Pennsylvania, (Series 2001-JPMC5) Weekly VRDNs (J.P.
                         Morgan Chase & Co. LIQ)                                                              6,800,000
      2,880,000     (2)  Commonwealth of Pennsylvania, Floater CRVS (Series 2005-2) Weekly VRDNs
                         (FSA INS)/
                         -------------------------------------------------------------------------
                         (BNP Paribas SA LIQ)                                                                 2,880,000
      7,933,000     (2)  Commonwealth of Pennsylvania, Floater Certificates (Series 2001-696)
                         Weekly VRDNs (FSA INS)/(Morgan Stanley LIQ)                                          7,933,000
      6,285,000     (2)  Commonwealth of Pennsylvania, Variable Rate Certificates (Series 2001-F)
                         Weekly VRDNs (Bank of America N.A. LIQ)                                              6,285,000
      1,410,000          Cumberland County, PA IDA, (Series 2001) Weekly VRDNs (Industrial
                         Harness Co.)/
                         -------------------------------------------------------------------------
                         (Wachovia Bank N.A. LOC)                                                             1,410,000
      1,600,000          Dauphin County, PA IDA, (Series 1998-A) Weekly VRDNs (Key Ingredients,
                         Inc.)/(Citibank N.A., New York LOC)                                                  1,600,000
      3,260,000          Dauphin County, PA IDA, (Series 2000) Weekly VRDNs (Consolidated Scrap
                         Resources, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC)                3,260,000
      4,645,000          Dauphin County, PA IDA, Variable Rate Economic Development Revenue Bonds
                         (Series 1998-B) Weekly VRDNs (Key Ingredients, Inc.)/(Citibank N.A., New
                         York LOC)                                                                            4,645,000
      5,500,000          Doylestown Hospital Authority, PA, (Series 1998 B) Weekly VRDNs
                         (Doylestown Hospital, PA)/(AMBAC INS)/(PNC Bank, N.A. LIQ)                           5,500,000
      2,000,000          Doylestown Hospital Authority, PA, (Series 1998C) Weekly VRDNs
                         (Doylestown Hospital, PA)/(AMBAC INS)/(PNC Bank, N.A. LIQ)                           2,000,000
      12,580,000         East Hempfield Township, PA IDA, (Series of 1997) Weekly VRDNs
                         (Mennonite Home)/
                         -------------------------------------------------------------------------
                         (Manufacturers & Traders Trust Co., Buffalo, NY LOC)                                12,580,000
      1,600,000          Erie County, PA Hospital Authority Weekly VRDNs (St. Mary's Hospital
                         Erie, PA)/(PNC Bank, N.A. LOC)                                                       1,600,000
      18,450,000         Erie County, PA Hospital Authority Weekly VRDNs (St. Vincent Health
                         System)/
                         -------------------------------------------------------------------------
                         (Manufacturers & Traders Trust Co., Buffalo, NY LOC)                                18,450,000
      11,700,000         Erie County, PA Hospital Authority, (Series A of 2001) Weekly VRDNs
                         (Forestview Health Care Center)/(KBC Bank NV LOC)                                   11,700,000
      2,550,000          Erie County, PA Hospital Authority, (Series A of 2001) Weekly VRDNs
                         (Senior Living Services, Inc.)/(KBC Bank NV LOC)                                     2,550,000
       490,000           Erie County, PA IDA Weekly VRDNs (SIPCO Molding Technologies,
                         Inc.)/(National City Bank, Pennsylvania LOC)                                          490,000
      13,700,000         Erie County, PA, 3.00% TRANs, 12/15/2005                                            13,735,002
      10,000,000         Erie, PA City School District, 3.75% TRANs, 6/30/2006                               10,075,328
      2,900,000          Franconia Township, PA IDA, (Series 1997A) Daily VRDNs (Asher's
                         Chocolates)/(Commerce Bank N.A., Cherry Hill, NJ LOC)                                2,900,000
      1,655,000          Gettysburg Area IDA, (Series A of 1998) Weekly VRDNs (Hanover Lantern,
                         Inc.)/
                         -------------------------------------------------------------------------
                         (Manufacturers & Traders Trust Co., Buffalo, NY LOC)                                 1,655,000
      1,460,000          Greene County, PA IDA, (Series 1999) Weekly VRDNs (CWS Co.,
                         Inc.)/(Huntington National Bank, Columbus, OH LOC)                                   1,460,000
      9,700,000          Horizon Hospital System Authority, PA, (Series 2002) Weekly VRDNs (St.
                         Paul Homes)/
                         -------------------------------------------------------------------------
                         (Manufacturers & Traders Trust Co., Buffalo, NY LOC)                                 9,700,000
       655,000           Huntingdon County, PA IDA, (Series A) Weekly VRDNs (Bonney Forge
                         Corp.)/(Wachovia Bank N.A. LOC)                                                       655,000
      1,580,000          Jackson Township, PA IDA, (Series A of 1999) Weekly VRDNs (Aerial
                         Innovations, Inc.)/
                         -------------------------------------------------------------------------
                         (Bank of America N.A. LOC)                                                           1,580,000
      2,500,000          Lancaster, PA IDA, (1988 Series C) Weekly VRDNs (Henry Molded Products,
                         Inc.)/
                         -------------------------------------------------------------------------
                         (Manufacturers & Traders Trust Co., Buffalo, NY LOC)                                 2,500,000
       925,000           Lancaster, PA IDA, (1998 Series A) Weekly VRDNs (Henry Molded Products,
                         Inc.)/
                         -------------------------------------------------------------------------
                         (Manufacturers & Traders Trust Co., Buffalo, NY LOC)                                  925,000
      3,120,000          Lancaster, PA IDA, (Series A of 2001) Weekly VRDNs (Student Lodging and
                         Student Services)/(Fulton Bank LOC)                                                  3,120,000
       900,000           Lawrence County, PA IDA, (Series 2001A) Weekly VRDNs (Shenango
                         Presbyterian SeniorCare Obligated Group)/(SunTrust Bank LOC)                          900,000
       472,000           Lawrence County, PA IDA, (Series 2003) Weekly VRDNs (Villa Maria
                         Retirement Center)/
                         -------------------------------------------------------------------------
                         (Allied Irish Banks PLC LOC)                                                          472,000
       965,000           Lebanon County, PA Health Facilities Authority, (Series 1999) Weekly
                         VRDNs (United Church of Christ Homes, Inc.)/(Manufacturers & Traders
                         Trust Co., Buffalo, NY LOC)                                                           965,000
      6,710,000          Lehigh County, PA General Purpose Authority, (Series 2000) Weekly VRDNs
                         (The Good Shepherd Group)/(AMBAC INS)/(Wachovia Bank N.A. LIQ)                       6,710,000
      1,000,000          Lehigh County, PA IDA, (Series 1997) Weekly VRDNs (American
                         Manufacturing Co., Inc.)/(Wachovia Bank N.A. LOC)                                    1,000,000
      2,700,000          Lehigh County, PA IDA, (Series of 2000) Weekly VRDNs (P. R. E. USA,
                         Inc./Suntuf 2000, Inc.)/(Wachovia Bank N.A. LOC)                                     2,700,000
      2,000,000          Marple Newtown, PA School District, 3.50% TRANs, 6/30/2006                           2,012,059
      6,120,000          McKean County, PA IDA, (Series 1997) Weekly VRDNs (Keystone Powdered
                         Metal Co.)/
                         -------------------------------------------------------------------------
                         (PNC Bank, N.A. LOC)                                                                 6,120,000
        50,000           Montgomery County, PA IDA, (Series 1992) Weekly VRDNs (RJI LP)/(National
                         City Bank, Pennsylvania LOC)                                                          50,000
      1,060,000          Montgomery County, PA IDA, (Series 1997) Weekly VRDNs (Palmer
                         International, Inc.)/
                         -------------------------------------------------------------------------
                         (Citizens Bank of Pennsylvania LOC)                                                  1,060,000
      16,000,000         Montgomery County, PA IDA, (Series 2000) Weekly VRDNs (Lonza,
                         Inc.)/(Deutsche Bank AG LOC)                                                        16,000,000
      3,215,000          Montgomery County, PA IDA, (Series C) Weekly VRDNs (Vari
                         Corp.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC)                          3,215,000
      3,740,000          Moon, PA IDA Weekly VRDNs (Airport Hotel Associates)/(National City
                         Bank, Pennsylvania LOC)                                                              3,740,000
      12,681,731         Neshaminy, PA School District, 3.75% TRANs, 6/30/2006                               12,783,012
      3,850,000          Northampton County, PA IDA, (Series 2001) Weekly VRDNs (Nazareth Realty
                         LLC)/(Bank of America N.A. LOC)                                                      3,850,000
      1,200,000          Pennsylvania EDFA Weekly VRDNs (Industrial Scientific Corp.)/(Mellon
                         Bank N.A., Pittsburgh LOC)                                                           1,200,000
       500,000           Pennsylvania EDFA, (1995 Series D2) Weekly VRDNs (ARCO Enterprises,
                         Inc./Ronald L. Repasky, Sr. Project)/(PNC Bank, N.A. LOC)                             500,000
      3,800,000          Pennsylvania EDFA, (Series 1995 B) Weekly VRDNs (Morrisons Cove
                         Home)/(PNC Bank, N.A. LOC)                                                           3,800,000
      2,550,000          Pennsylvania EDFA, (Series 1998A) Weekly VRDNs (Fourth Generation Realty
                         LLC)/(PNC Bank, N.A. LOC)                                                            2,550,000
      5,000,000          Pennsylvania EDFA, (Series 2000) Weekly VRDNs (Merck & Co., Inc.)                    5,000,000
      2,990,000          Pennsylvania EDFA, (Series 2000-F1) Weekly VRDNs (Topcraft Precision
                         Molders, Inc.)/
                         -------------------------------------------------------------------------
                         (Wachovia Bank N.A. LOC)                                                             2,990,000
      2,450,000          Pennsylvania EDFA, (Series 2000-F2) Weekly VRDNs (HFH Realty Associates
                         L.P. and PreBLEND Products, Inc.)/(Wachovia Bank N.A. LOC)                           2,450,000
      6,200,000          Pennsylvania EDFA, (Series 2005) Weekly VRDNs (Westrum Harleysville II
                         LP)/(Federal Home Loan Bank of Pittsburgh LOC)                                       6,200,000
      4,000,000          Pennsylvania EDFA, Wastewater Treatment Revenue Refunding Bonds (Series
                         2004B) Weekly VRDNs (Sunoco, Inc.)                                                   4,000,000
      8,790,000     (2)  Pennsylvania HFA, (Series 2002-JPMC-1) Weekly VRDNs (J.P. Morgan Chase &
                         Co. LIQ)                                                                             8,790,000
      11,905,000    (2)  Pennsylvania HFA, MERLOTS (Series 1997K) Weekly VRDNs (Wachovia Bank
                         N.A. LIQ)                                                                           11,905,000
      11,275,000    (2)  Pennsylvania HFA, PT-149, 1.66% TOBs (BNP Paribas SA LIQ), Optional
                         Tender 8/18/2005                                                                    11,275,000
      11,760,000    (2)  Pennsylvania HFA, Variable Rate Certificates (Series 1999-65A) Weekly
                         VRDNs (Bank of America N.A. LIQ)                                                    11,760,000
      4,000,000          Pennsylvania State Higher Education Assistance Agency, (Series 2003 A-1)
                         Weekly VRDNs (AMBAC INS)/(Dexia Credit Local LIQ)                                    4,000,000
      12,460,000    (2)  Pennsylvania State Higher Education Facilities Authority, (PT-2498)
                         Weekly VRDNs (Phoenixville Hospital)/(Lloyds TSB Bank PLC, London
                         LIQ)/(Lloyds TSB Bank PLC, London LOC)                                              12,460,000
      9,255,000          Pennsylvania State Higher Education Facilities Authority, (Series 2002B)
                         Daily VRDNs (Holy Family College)/(Commerce Bank N.A., Cherry Hill, NJ
                         LOC)                                                                                 9,255,000
      1,800,000          Pennsylvania State Higher Education Facilities Authority, (Series B1),
                         1.95% TOBs (Allentown College of St. Francis de Sales)/(PNC Bank, N.A.
                         LOC), Mandatory Tender 11/1/2005                                                     1,800,000
      5,000,000          Pennsylvania State Higher Education Facilities Authority, (Series I-3),
                         1.95% TOBs (Messiah College)/(Allied Irish Banks PLC LOC), Mandatory
                         Tender 11/1/2005                                                                     5,000,000
      3,300,000          Pennsylvania State Higher Education Facilities Authority, (Series I-6)
                         Weekly VRDNs (York College of Pennsylvania)/(Manufacturers & Traders
                         Trust Co., Buffalo, NY LOC)                                                          3,300,000
      1,015,000          Pennsylvania State Higher Education Facilities Authority, (Series J1)
                         Weekly VRDNs (Juniata College)/(Allied Irish Banks PLC LOC)                          1,015,000
      2,000,000          Pennsylvania State Higher Education Facilities Authority, (Series M-3),
                         2.00% TOBs (York College of Pennsylvania)/(Manufacturers & Traders Trust
                         Co., Buffalo, NY LOC), Mandatory Tender 11/1/2005                                    2,000,000
      3,200,000     (2)  Pennsylvania State Higher Education Facilities Authority, ROCs (Series
                         1018) Weekly VRDNs (AMBAC INS)/(Citigroup Global
                          Markets Holdings, Inc.
                         LIQ)                                                                                 3,200,000
      2,000,000          Pennsylvania State Higher Education Facilities Authority, (Series A7),
                         3.25% TOBs (St. Joseph's University)/(Allied Irish Banks PLC LOC),
                         Mandatory Tender 10/1/2005                                                           2,003,448
      9,000,000          Philadelphia, PA Airport System, (Series 2005B) Weekly VRDNs (MBIA
                         Insurance Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ)                                 9,000,000
      4,500,000          Philadelphia, PA Authority for Industrial Development Weekly VRDNs (30th
                         Street Ltd. LP)/
                         -------------------------------------------------------------------------
                         (MBIA Insurance Corp. INS)/(Royal Bank of Scotland PLC, Edinburgh LIQ)               4,500,000
      4,610,000          Philadelphia, PA Hospitals & Higher Education Facilities Authority,
                         (Series 2003) Daily VRDNs (Thomas Jefferson University
                         Hospital)/(Commerce Bank N.A., Cherry Hill, NJ LOC)                                  4,610,000
      7,525,000     (2)  Philadelphia, PA Redevelopment Authority, MERLOTS (Series 2002-A27),
                         2.11% TOBs (FGIC INS)/(Wachovia Bank N.A. LIQ), Optional Tender
                         11/10/2005                                                                           7,525,000
      2,000,000     (2)  Philadelphia, PA Water & Wastewater System, Floater Certificates (Series
                         2001-773) Weekly VRDNs (FGIC INS)/(Morgan Stanley LIQ)                               2,000,000
      6,075,000          Schuylkill County, PA IDA, (Series 2000) Weekly VRDNs (Fabcon East Corp.
                         LLC)/(Wells Fargo Bank Minnesota N.A. LOC)                                           6,075,000
      2,580,000     (2)  Scranton-Lackawanna, PA Health & Welfare Authority, MERLOTS (Series
                         2002-A18) Weekly VRDNs (University of Scranton)/(AMBAC INS)/(Wachovia
                         Bank N.A. LIQ)                                                                       2,580,000
      7,620,000          Southcentral PA, General Authority, (Series 2003) Weekly VRDNs (AMBAC
                         INS)/(RBC Centura Bank LIQ)                                                          7,620,000
      6,000,000          Temple University, 4.00% RANs, 4/28/2006                                             6,053,095
       560,000           West Cornwall Township, PA Municipal Authority, Revenue Bonds (Series
                         1995) Weekly VRDNs (Lebanon Valley Brethern Home Project (PA))/(Wachovia
                         Bank N.A. LOC)                                                                        560,000
      7,000,000          William Penn School District, PA, 3.75% TANs, 6/30/2006                              7,056,479
      3,195,000          York County, PA IDA, (Series A of 2000) Weekly VRDNs (UL
                         Holdings)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC)                       3,195,000
      2,500,000          York County, PA IDA, Limited Obligation Revenue Bonds (Series 1997)
                         Weekly VRDNs (Metal Exchange Corp.)/(Comerica Bank LOC)                              2,500,000
      2,750,000          York County, PA IDA, Variable Rate Demand Ltd Obligation Revenue Bonds
                         (Series 1996) Weekly VRDNs (Metal Exchange
                              Corp.)/(Comerica Bank LOC) 2,750,000 TOTAL
                              MUNICIPAL INVESTMENTS --- 99.6%
                             (AT AMORTIZED COST)(3)                                                          486,053,423
                             OTHER ASSETS AND LIABILITIES --- NET --- 0.4%                                    1,929,519
                             TOTAL NET ASSETS --- 100%                                                  $    487,982,942

==========================================================================================================================

           Securities that are subject to the federal alternative minimum tax
           (AMT) represent 42.8% of the portfolio as calculated based upon total portfolio market value.

        1 The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's,
           MIG-1 or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by
           Fitch Ratings are all considered rated in one of the two highest short-term rating categories.

           Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First
           Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.
           At July 31, 2005, the portfolio securities were rated as follows:

           Tier Rating Percentage Based on Total Market Value
           First Tier          Second Tier
           ------------------- ----------------
           ------------------- ----------------
           97.1%               2.9%
           ------------------- ----------------

        2 Denotes a restricted security, including securities purchased under Rule 144A of the Securities Act of 1933. These securities, all of which have been deemed liquid by criteria approved by the Fund's
           Board of Trustees, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors.
           At July 31, 2005, these securities amounted to $123,938,000 which represents 25.4% of total net assets.
        3  Also represents cost for federal tax purposes.

    Note: The categories of investments are shown as a percentage of total net assets at July 31, 2005.


Investment Valuation
The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Investment Act of 1940, as amended.


    The following acronyms are used throughout this portfolio:

   AMBAC         --American Municipal Bond Assurance Corporation
   AMT           --Alternative Minimum Tax
   EDFA          --Economic Development Financing Authority
   FGIC          --Financial Guaranty Insurance Company
   FSA           --Financial Security Assurance
   HDA           --Hospital Development Authority
   HFA           --Housing Finance Authority
   IDA           --Industrial Development Authority
   IDRB          --Industrial Development Revenue Bond
   INS           --Insured
   LIQ           --Liquidity Agreement
   LOC           --Letter of Credit
   MERLOTS       --Municipal Exempt Receipts -- Liquidity Optional Tender Series
   RANs          --Revenue Anticipation Notes
   ROCs          --Reset Option Certificates
   TANs          --Tax Anticipation Notes
   TOBs          --Tender Option Bonds
   TRANs         --Tax and Revenue Anticipation Notes
   TOPS          --Trust Obligation Participating Securities
   VRDNs         --Variable Rate Demand Notes








VIRGINIA MUNICIPAL CASH TRUST
PORTFOLIO OF INVESTMENTS
July 31, 2005 (unaudited)

       Principal
         Amount                                                                                                 Value

                         SHORT-TERM MUNICIPALS--99.8%(1)
                         Puerto Rico--4.0%
  $    3,968,500    (2)  Commonwealth of Puerto Rico, (Series 2002-746d), Weekly VRDNs (FSA
                         INS)/(Morgan Stanley LIQ)                                                      $     3,968,500
       3,500,000         Commonwealth of Puerto Rico, 5.75% Bonds (MBIA Insurance Corp. INS),
                         7/1/2006                                                                             3,597,283
       6,000,000    (2)  Puerto Rico Highway and Transportation Authority, Floater Certificates
                         2001-586 Weekly VRDNs (FSA INS)/(Morgan Stanley LIQ)                                 6,000,000
       10,000,000   (2)  Puerto Rico Infrastructure Financing Authority, (Series 2000-483),
                         1.83% TOBs (Puerto Rico Infrastructure Financing Authority, Special
                         Obligation 2000 A)/(Morgan Stanley LIQ), Optional Tender 10/13/2005                 10,000,000
                              TOTAL                                                                          23,565,783
                         Virginia--95.8%
       22,160,000   (2)  ABN AMRO MuniTOPS Certificates Trust (Virginia Non-AMT)/(Series
                         1998-21), Weekly VRDNs (Norfolk, VA Water Revenue)/(FSA INS)/(ABN AMRO
                         Bank NV, Amsterdam LIQ)                                                             22,160,000
       3,780,000         Alexandria, VA IDA, (Series 1999), Weekly VRDNs (Church Schools in the
                         Diocese of Virginia)/(SunTrust Bank LOC)                                             3,780,000
       14,920,000   (2)  Alexandria, VA Redevelopment and Housing Authority, (PT-1554), Weekly
                         VRDNs (3001 Park Center Apartments)/(Merrill Lynch & Co., Inc.
                         LIQ)/(Merrill Lynch & Co., Inc. LOC)                                                14,920,000
       1,645,000         Arlington County, VA IDA, 3.00% Bonds (Arlington County, VA), 8/1/2005               1,645,000
       5,850,000    (2)  Arlington County, VA, ROCs (Series 6011), Weekly VRDNs (Citibank N.A.,
                         New York LIQ)                                                                        5,850,000
       2,075,000         Bedford County, VA IDA, (Series 1999), Weekly VRDNs (David R. Snowman
                         and Carol J. Snowman)/(SunTrust Bank LOC)                                            2,075,000
       2,700,000         Botetourt County, VA IDA, (Series 2001), Weekly VRDNs (Altec
                         Industries, Inc.)/(Amsouth Bank N.A., Birmingham, AL LOC)                            2,700,000
       6,280,000    (2)  Capital Region Airport Commission, VA, ROCs (Series 5031), Weekly VRDNs
                         (FSA INS)/(Citigroup Global Markets Holdings, Inc. LIQ)                              6,280,000
       3,570,000         Carroll County, VA IDA, IDRB (Series 1995), Weekly VRDNs (Kentucky
                         Derby Hosiery Co., Inc. Project)/(JPMorgan Chase Bank, N.A. LOC)                     3,570,000
       3,500,000         Charles City County, VA EDA, (Series 2004A), Weekly VRDNs (Waste
                         Management, Inc.)/(JPMorgan Chase Bank, N.A. LOC)                                    3,500,000
        280,000          Charlottesville, VA IDA, IDR Refunding Bonds, 2.80% TOBs (Safeway
                         Inc.)/(Deutsche Bank Trust Co. Americas LOC), Mandatory Tender 12/1/2005              280,000
       1,570,000         Chesterfield County, VA IDA, (Series 1998), Weekly VRDNs (Lumberg,
                         Inc.)/(Bank of America N.A. LOC)                                                     1,570,000
       2,500,000         Chesterfield County, VA IDA, (Series 1999), Weekly VRDNs (Honeywell
                         International, Inc.)                                                                 2,500,000
       3,475,000         Chesterfield County, VA IDA, (Series 2001A), Weekly VRDNs (Super
                         Radiator Coils LP)/(Lasalle Bank, N.A. LOC)                                          3,475,000
       10,000,000   (2)  Clipper Tax-Exempt Certificates Trust (Virginia Non-AMT)/(Series
                         2004-6), Weekly VRDNs (Loudoun County, VA)/(State Street Bank and Trust
                         Co. LIQ)                                                                            10,000,000
       33,360,000   (2)  Clipper Tax-Exempt Certificates Trust (Virginia Non-AMT)/(Series
                         2005-24), Weekly VRDNs (FGIC INS)/(State Street Bank and Trust Co. LIQ)             33,360,000
       5,800,000         Danville, VA IDA, (Series 1997), Weekly VRDNs (Diebold, Inc.)/(JPMorgan
                         Chase Bank, N.A. LOC)                                                                5,800,000
       3,760,000         Fairfax County, VA EDA, (Series 1995), Weekly VRDNs (American Society
                         of Civil Engineers Foundation, Inc.)/(SunTrust Bank LOC)                             3,760,000
       6,275,000         Fairfax County, VA EDA, (Series 1996), Weekly VRDNs (Fair Lakes D&K
                         LP)/(Wachovia Bank N.A. LOC)                                                         6,275,000
       5,850,000         Fairfax County, VA EDA, (Series 2001), Weekly VRDNs (The Langley
                         School)/(SunTrust Bank LOC)                                                          5,850,000
       8,720,000         Fairfax County, VA EDA, (Series 2001), Weekly VRDNs (Young Men's
                         Christian Association of Metropolitan Washington)/(Manufacturers &
                         Traders Trust Co., Buffalo, NY LOC)                                                  8,720,000
       2,375,000         Fairfax County, VA EDA, (Series 2002), Weekly VRDNs (Wolf Trap
                         Foundation for the Performing Arts)/(Bank of America N.A. LOC)                       2,375,000
       18,770,000        Fairfax County, VA EDA, (Series 2003), Weekly VRDNs (George Mason
                         University Foundation, Inc. )/(SunTrust Bank LOC)                                   18,770,000
       8,000,000         Fairfax County, VA IDA, (Series 2005A-2), Weekly VRDNs (Inova Health
                         System)                                                                              8,000,000
       13,000,000        Fairfax County, VA IDA, (Series 2005C-1), Weekly VRDNs (Inova Health
                         System)                                                                             13,000,000
       1,000,000         Fairfax County, VA IDA, 5.20% Bonds (Inova Health System), 8/15/2005                 1,001,327
       1,790,000         Fauquier County, VA IDA Weekly VRDNs (Warrenton Development Co.)/(Bank
                         of America N.A. LOC)                                                                 1,790,000
       3,000,000         Fredericksburg, VA IDA, (Series 2001 A-1), Weekly VRDNs (Forest Village
                         Apartments)/(SunTrust Bank LOC)                                                      3,000,000
       2,935,000         Hampton, VA IDA, (Series 1998), Weekly VRDNs (Waste Management,
                         Inc.)/(Wachovia Bank N.A. LOC)                                                       2,935,000
       8,400,000         Hampton, VA Redevelopment & Housing Authority, (Series 1998), Weekly
                         VRDNs (Township Apartments)/(FNMA LOC)                                               8,400,000
       19,915,000   (2)  Harrisonburg, VA Redevelopment & Housing Authority, (PT-485), 1.70%
                         TOBs (Rolling Brook Village Apartments)/(FHLMC GTD)/(FHLMC LIQ),
                         Optional Tender 9/8/2005                                                            19,915,000
       8,288,000         Henrico County, VA EDA, (Series 2000), Weekly VRDNs (White Oak
                         Semiconductor LP)/(Citibank N.A., New York LOC)                                      8,288,000
       1,480,000         Henrico County, VA EDA, (Series 2001), Weekly VRDNs (JAS-LCS
                         LLC)/(Wachovia Bank N.A. LOC)                                                        1,480,000
       4,885,000         Henrico County, VA EDA, (Series 2003), Weekly VRDNs (Lewis Ginter
                         Botanical Garden, Inc.)/(SunTrust Bank LOC)                                          4,885,000
       9,500,000         Henrico County, VA EDA, (Series 2003B), Weekly VRDNs
                         (Westminster-Canterbury of Richmond)/(KBC Bank NV LOC)                               9,500,000
       34,575,000        Henrico County, VA EDA, (Series 2003B), Weekly VRDNs
                         (Westminster-Canterbury of Richmond)/(KBC Bank NV LOC)                              34,575,000
       16,250,000        James City County, VA IDA, (Series 1997), Weekly VRDNs (Riverside
                         Health System)                                                                      16,250,000
       14,850,000        James City County, VA IDA, (Series 2002), Weekly VRDNs (CMCP
                         Williamsburg LLC)/(FNMA LOC)                                                        14,850,000
       5,790,000         King George County IDA, VA, (Series 1996), Weekly VRDNs (Garnet of
                         Virginia, Inc.)/(JPMorgan Chase Bank, N.A. LOC)                                      5,790,000
       2,265,000    (2)  Loudoun County , VA Sanitation Authority, ROCs  (Series 6511), Weekly
                         VRDNs (MBIA Insurance Corp. INS)/(Citibank N.A., New York LIQ)                       2,265,000
       9,690,000         Loudoun County, VA IDA, (Series 2001), Daily VRDNs (Atlantic Coast
                         Airlines)/(Wachovia Bank N.A. LOC)                                                   9,690,000
       3,800,000         Loudoun County, VA IDA, (Series 2001), Weekly VRDNs (Ashburn Volunteer
                         Fire and Rescue Department)/(Wachovia Bank N.A. LOC)                                 3,800,000
       6,500,000         Loudoun County, VA, (Series 1998), 3.08% TOBs (Signature Flight Support
                         Corp.)/(Bayerische Landesbank GTD LOC), Optional Tender 12/1/2005                    6,500,000
       1,135,000         Mecklenburg County, VA IDA, IDRB Weekly VRDNs (Harden Manufacturing
                         Corp.)/(Columbus Bank and Trust Co., GA LOC)                                         1,135,000
       1,075,000         Mecklenburg County, VA IDA, IDRB Weekly VRDNs (Smith Land Holdings
                         LLC)/(Columbus Bank and Trust Co., GA LOC)                                           1,075,000
       3,260,000    (2)  Metropolitan Washington, DC Airports Authority, (PT-1991), Weekly VRDNs
                         (FSA INS)/(Merrill Lynch & Co., Inc. LIQ)                                            3,260,000
       7,000,000    (2)  Metropolitan Washington, DC Airports Authority, (ROCs Series 360),
                         Weekly VRDNs (MBIA Insurance Corp. INS)/(Citibank N.A., New York LIQ)                7,000,000
       5,000,000    (2)  Metropolitan Washington, DC Airports Authority, (MT-108), Weekly VRDNs
                         (MBIA Insurance Corp. INS)/(Svenska Handelsbanken, Stockholm LIQ)                    5,000,000
       4,640,000    (2)  Metropolitan Washington, DC Airports Authority, (PT-736), Weekly VRDNs
                         (MBIA Insurance Corp. INS)/(Merrill Lynch & Co., Inc. LIQ)                           4,640,000
       3,850,000         New Kent County, VA, (Series 1999), Weekly VRDNs (Basic Construction
                         Co. LLC)/(SunTrust Bank LOC)                                                         3,850,000
       9,320,000         Newport News, VA EDA, Oyster Point Town Center Weekly VRDNs (Newport
                         News, VA)/(SunTrust Bank LIQ)                                                        9,320,000
       3,195,000         Newport News, VA IDA, (Series 1997), Weekly VRDNs (Iceland Seafood
                         Corp.)/(SunTrust Bank LOC)                                                           3,195,000
       4,300,000         Newport News, VA IDA, (Series 2004), Weekly VRDNs (CNU Warwick
                         LLC)/(Bank of America N.A. LOC)                                                      4,300,000
       2,350,000         Newport News, VA Redevelopment & Housing Authority, (Series 2001A),
                         Weekly VRDNs (Admiral Pointe Apartments)/(SunTrust Bank LOC)                         2,350,000
       3,000,000         Norfolk, VA Redevelopment and Housing Authority, (Series 2003-A),
                         Weekly VRDNs (Old Dominion University)/(Bank of America N.A. LOC)                    3,000,000
       1,400,000         Portsmouth, VA IDA, (Series 2001), Weekly VRDNs (Brutus Enterprises
                         LLC)/(RBC Centura Bank LOC)                                                          1,400,000
       5,540,000         Prince William County, VA IDA, (Series 2001), Weekly VRDNs (Quantico
                         Court)/(SunTrust Bank LOC)                                                           5,540,000
        495,000          Pulaski County, VA IDA, (Series 1995), Weekly VRDNs (Balogh Real Estate
                         Ltd. Partnership Mar-Bal Inc.)/(JPMorgan Chase Bank, N.A. LOC)                        495,000
        695,000          Richmond, VA IDA, (Series 1997), Weekly VRDNs (PM Beef)/(U.S. Bank,
                         N.A. LOC)                                                                             695,000
       4,055,000         Richmond, VA Redevelopment & Housing Authority Weekly VRDNs (Greystone
                         Place Apartments)/(SunTrust Bank LOC)                                                4,055,000
       5,910,000         Richmond, VA Redevelopment & Housing Authority, (Series B-5), Weekly
                         VRDNs (Richmond, VA Red Tobacco Row)/(Bayerische Landesbank GTD INV)                 5,910,000
       3,555,000         Richmond, VA Redevelopment & Housing Authority, (Series B-6), Weekly
                         VRDNs (Richmond, VA Red Tobacco Row)/(Bayerische Landesbank GTD INV)                 3,555,000
       3,555,000         Richmond, VA Redevelopment & Housing Authority, (Series B-8), Weekly
                         VRDNs (Richmond, VA Red Tobacco Row)/(Bayerische Landesbank GTD INV)                 3,555,000
       7,000,000         Richmond, VA Redevelopment & Housing Authority, (Series B-10), Weekly
                         VRDNs (Richmond, VA Red Tobacco Row)/(Bayerische Landesbank GTD INV)                 7,000,000
       5,795,000         Richmond, VA Redevelopment & Housing Authority, Multi-Family Refunding
                         Revenue Bonds (Series 1997), Weekly VRDNs (Newport Manor)/(Columbus
                         Bank and Trust Co., GA LOC)                                                          5,795,000
       2,670,000         Roanoke County, VA IDA, (Series 2000), Weekly VRDNs (Nordt Properties
                         LLC)/(SunTrust Bank LOC)                                                             2,670,000
       5,880,000         Roanoke, VA IDA, (Series 2002E), Daily VRDNs (Carilion Health System
                         Obligated Group)                                                                     5,880,000
       8,055,000         Rockingham County, VA IDA, (Series 2003), Weekly VRDNs (Sunnyside
                         Presbyterian Home)/(Branch Banking & Trust Co. of Virginia LOC)                      8,055,000
        870,000          South Hill, VA IDA, (Series 1997), Weekly VRDNs (International Veneer
                         Co., Inc.)/(JPMorgan Chase Bank, N.A. LOC)                                            870,000
       2,010,000         Staunton, VA IDA, (Series 1999A), Weekly VRDNs (Specialty Blades,
                         Inc.)/(SunTrust Bank LOC)                                                            2,010,000
       1,130,000         Tazewell County, VA IDA, (Series 1993), Weekly VRDNs (Seville
                         Properties Bluefield)/(Huntington National Bank, Columbus, OH LOC)                   1,130,000
       3,750,000    (2)  Virginia Beach, VA Development Authority, (PT-2505), Weekly VRDNs
                         (Princess Anne House Seniors Community LP)/(Merrill Lynch & Co., Inc.
                         LIQ)/(Merrill Lynch & Co., Inc. LOC)                                                 3,750,000
       3,890,000         Virginia Beach, VA Development Authority, (Series 2000), Weekly VRDNs
                         (Chesapeake Bay Academy)/(Wachovia Bank N.A. LOC)                                    3,890,000
       3,000,000         Virginia Beach, VA Development Authority, (Series 2001), Weekly VRDNs
                         (Management Services Group, Inc.)/(RBC Centura Bank LOC)                             3,000,000
       2,020,000         Virginia Beach, VA Development Authority, (Series 2001), Weekly VRDNs
                         (S & H Co.)/(Wachovia Bank N.A. LOC)                                                 2,020,000
       17,000,000        Virginia Beach, VA Development Authority, (Series 2004), Weekly VRDNs
                         (LifeNet Corp.)/(SunTrust Bank LOC)                                                 17,000,000
       14,000,000        Virginia College Building Authority, (Series 2002), Weekly VRDNs
                         (Shenandoah University)/(Branch Banking & Trust Co. of Virginia LOC)                14,000,000
       8,000,000         Virginia College Building Authority, 5.00% Bonds (Virginia State GTD),
                         2/1/2006                                                                             8,090,432
       6,100,000    (2)  Virginia Commonwealth Transportation Board, Floater Certificates
                         (Series 2001-727), Weekly VRDNs (Virginia State)/(Morgan Stanley LIQ)                6,100,000
       2,750,000         Virginia Peninsula Port Authority, (Series 2001), Weekly VRDNs
                         (Tidewater Fibre Corp.)/(Wachovia Bank N.A. LOC)                                     2,750,000
       3,420,000    (2)  Virginia Port Authority, MERLOTS (Series 1997M), Weekly VRDNs (MBIA
                         Insurance Corp. INS)/(Wachovia Bank N.A. LIQ)                                        3,420,000
       14,035,000        Virginia Resources Authority, Water and Sewer (Series 1997), Weekly
                         VRDNs (Henrico County, VA)/(SunTrust Bank LIQ)                                      14,035,000
       2,900,000         Virginia Small Business Financing Authority Weekly VRDNs (Moses Lake
                         Industries)/(Key Bank, N.A. LOC)                                                     2,900,000
       1,850,000         Virginia Small Business Financing Authority, (Series 2000), Weekly
                         VRDNs (International Parkway Associates LLC)/(RBC Centura Bank LOC)                  1,850,000
       3,600,000         Virginia Small Business Financing Authority, (Series 2001), Weekly
                         VRDNs (Ennstone, Inc.)/(Wachovia Bank N.A. LOC)                                      3,600,000
       4,880,000    (2)  Virginia State Public Building Authority, Floater Certificates (Series
                         1998-131), Weekly VRDNs (MBIA Insurance Corp. INS)/(Morgan Stanley LIQ)              4,880,000
       10,225,000   (2)  Virginia State Public Building Authority, PUTTERs (Series 718), Weekly
                         VRDNs (Virginia State)/(PNC Bank, N.A. LIQ)                                         10,225,000
       5,575,000    (2)  Virginia State Public School Authority, (1997 Resolution) MERLOTS
                         (Series 2001-A121), 2.11% TOBs (Virginia State
                         GTD)/(Wachovia Bank N.A.
                         LIQ), Optional Tender 11/10/2005                                                     5,575,000
       3,162,000         Williamsburg, VA IDA, (Series 1988), Weekly VRDNs (Colonial
                         Williamsburg Foundation Museum)/(Bank of America N.A. LOC)                           3,162,000
                              TOTAL                                                                          562,116,759
                              TOTAL MUNICIPAL INVESTMENTS--99.8%
                         ========================================================================
                               (AT AMORTIZED COST)(3)                                                        585,682,542
                              OTHER ASSETS AND LIABILITIES---NET---0.2%                                        905,826
                              TOTAL NET ASSETS---100%                                                   $    586,588,368

==========================================================================================================================

           Securities that are subject to the federal alternative minimum tax
           (AMT) represent 28.3% of the portfolio as calculated based upon total portfolio market value.

        1 The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's,
           MIG-1, or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by
           Fitch Ratings are all considered rated in one of the two highest short-term rating categories.

           Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First
           Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.

           At July 31, 2005, the portfolio securities were rated as follows:


           Tier Rating Percentage Based on Total Market Value

           First Tier    Second
           Tier
           100.0%          0.0%
           --------------------

        2 Denotes a restricted security, including securities purchased under Rule 144A of the Securities Act of 1933. These securities, all of which have been deemed liquid by criteria approved by the Fund's
           Board of Trustees, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors.
           At July 31, 2005, these securities amounted to $188,568,500 which represents 32.1% of total net assets.
        3  Also represents cost for federal tax purposes.


Note:        The categories of investments are shown as a percentage of total net assets at July 31, 2005.

Investment Valuation
The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Investemt Company Act of 1940, as amended.

The following acronyms are used throughout this portfolio:

AMT           --Alternative Minimum Tax
EDA           --Economic Development Authority
FGIC          --Financial Guaranty Insurance Company
FHLMC         --Federal Home Loan Mortgage Corporation
FNMA          --Federal National Mortgage Association
FSA           --Financial Security Assurance
GTD           --Guaranteed
IDA           --Industrial Development Authority
IDR           --Industrial Development Revenue
IDRB          --Industrial Development Revenue Bond
INS           --Insured
INV           --Investment Agreement
LIQ           --Liquidity Agreement
LOC           --Letter of Credit
MERLOTS       --Municipal Exempt Receipts -- Liquidity Optional Tender Series
PUTTERs       --Puttable Tax-Exempt Receipts
ROCs          --Reset Option Certificates
TOBs          --Tender Option Bonds
TOPS          --Trust Obligation Participating Securities
VRDNs         --Variable Rate Demand Notes










Item 2.           Controls and Procedures

(a) The registrant's Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.           Exhibits






SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant        Money Market Obligations Trust

By                /S/ Richard J. Thomas
                  Richard J. Thomas, Principal Financial Officer


Date              September 14, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By                /S/ J. Christopher Donahue
                  J. Christopher Donahue, Principal Executive Officer


Date              September 14, 2005


By                /S/ Richard J. Thomas
                  Richard J. Thomas, Principal Financial Officer


Date              September 14, 2005